Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Intelsat Jackson Holdings S.A. 3.600% (LIBOR03M + 5.500%) due 07/13/2022 ~µ	$401	$409
Valaris PLC TBD% due 08/17/2021 «	931	929
Total Loan Participations and Assignments (Cost $1,332)		1,338
CORPORATE BONDS & NOTES 93.2%
BANKING & FINANCE 15.6%
Ally Financial, Inc.
3.875% due 05/21/2024	3,069	3,274
4.125% due 02/13/2022	2,757	2,861
4.250% due 04/15/2021	2,894	2,944
CBL & Associates LP 5.250% due 12/01/2023 ^(c)	3,131	1,205
CIT Group, Inc.
4.750% due 02/16/2024	2,563	2,642
5.000% due 08/15/2022	8,059	8,322
5.000% due 08/01/2023	2,883	2,997
CoreCivic, Inc. 5.000% due 10/15/2022	2,103	2,076
Deutsche Bank AG 4.500% due 04/01/2025	4,681	4,719
Ford Motor Credit Co. LLC
3.200% due 01/15/2021	3,486	3,487
3.664% due 09/08/2024	3,222	3,159
4.063% due 11/01/2024	3,067	3,069
5.584% due 03/18/2024	4,485	4,672
Fortress Transportation & Infrastructure Investors LLC 6.750% due 03/15/2022	10,858	10,719
Freedom Mortgage Corp.
8.125% due 11/15/2024	3,116	3,120
8.250% due 04/15/2025	4,780	4,889
10.750% due 04/01/2024	2,480	2,645
Genworth Holdings, Inc.
4.900% due 08/15/2023	1,639	1,513
7.625% due 09/24/2021	1,116	1,119
Genworth Mortgage Holdings, Inc. 6.500% due 08/15/2025	3,586	3,755
Geo Group, Inc. 5.125% due 04/01/2023	1,630	1,329
HAT Holdings LLC 5.250% due 07/15/2024	3,279	3,423
Icahn Enterprises LP 4.750% due 09/15/2024	4,204	4,263
Intesa Sanpaolo SpA 5.017% due 06/26/2024	3,588	3,773
iStar, Inc. 4.750% due 10/01/2024	3,203	3,105
KCA Deutag UK Finance PLC 9.875% due 04/01/2022 ^(c)	1,100	532
Kennedy-Wilson, Inc. 5.875% due 04/01/2024	13,681	13,630
MGIC Investment Corp. 5.750% due 08/15/2023	1,850	1,970
MGM Growth Properties Operating Partnership LP 5.625% due 05/01/2024	4,468	4,749
Navient Corp.
5.000% due 10/26/2020	1,172	1,174
5.500% due 01/25/2023	2,209	2,236
6.500% due 06/15/2022	2,669	2,729
6.625% due 07/26/2021	2,404	2,445
7.250% due 01/25/2022	254	261
OneMain Finance Corp.
5.625% due 03/15/2023	2,123	2,209
6.125% due 05/15/2022	4,286	4,457
6.125% due 03/15/2024	5,315	5,574
7.750% due 10/01/2021	2,737	2,869
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022	17,676	17,754

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

Radian Group, Inc. 6.625% due 03/15/2025	2,291	2,421
SBA Communications Corp. 4.000% due 10/01/2022	8,832	8,915
Service Properties Trust 7.500% due 09/15/2025	4,500	4,793
Starwood Property Trust, Inc. 5.000% due 12/15/2021	5,314	5,272
Uniti Group LP 7.875% due 02/15/2025	4,739	5,029
Voya Financial, Inc. 5.650% due 05/15/2053 •	264	272
Voyager Aviation Holdings LLC 8.500% due 08/15/2021	3,178	1,589
Washington Prime Group LP 6.450% due 08/15/2024 (a)(h)	3,362	1,715
		181,675
INDUSTRIALS 69.7%
24 Hour Fitness Worldwide, Inc. 8.000% due 06/01/2022 ^(c)	3,264	10
Acadia Healthcare Co., Inc. 5.625% due 02/15/2023	6,726	6,786
ADT Security Corp. 3.500% due 07/15/2022	2,747	2,795
Aker BP ASA 4.750% due 06/15/2024	6,199	6,375
Albertsons Cos., Inc.
3.500% due 02/15/2023	2,051	2,087
4.625% due 01/15/2027	1,271	1,302
Algeco Global Finance PLC 8.000% due 02/15/2023	3,559	3,543
Allegheny Technologies, Inc. 7.875% due 08/15/2023	5,076	5,204
AMC Networks, Inc.
4.750% due 08/01/2025	3,586	3,712
5.000% due 04/01/2024	2,626	2,688
American Airlines Group, Inc. 5.000% due 06/01/2022	2,268	1,548
American Airlines, Inc. 11.750% due 07/15/2025	1,992	1,926
Antero Resources Corp.
5.125% due 12/01/2022	1,505	1,229
5.625% due 06/01/2023 (a)(h)	1,860	1,351
Ardagh Packaging Finance PLC 6.000% due 02/15/2025	504	524
Ashland LLC 4.750% due 08/15/2022	577	606
Avantor, Inc. 6.000% due 10/01/2024	3,491	3,652
Avient Corp. 5.250% due 03/15/2023	2,293	2,441
Avon International Operations, Inc. 7.875% due 08/15/2022	242	246
Avon Products, Inc. 7.000% due 03/15/2023	4,220	4,500
B.C. Unlimited Liability Co. 4.250% due 05/15/2024	11,185	11,403
Ball Corp. 4.000% due 11/15/2023	3,411	3,629
Barminco Finance Pty. Ltd. 6.625% due 05/15/2022	3,009	3,061
Bausch Health Cos., Inc.
5.500% due 03/01/2023	4,312	4,309
5.875% due 05/15/2023	1,524	1,518
6.125% due 04/15/2025	4,058	4,158
BCD Acquisition, Inc. 9.625% due 09/15/2023	5,373	5,360
Bombardier, Inc.
6.000% due 10/15/2022	50	46
6.125% due 01/15/2023	9,082	7,774
8.750% due 12/01/2021	6,410	6,503
Boyd Gaming Corp. 8.625% due 06/01/2025	1,117	1,226
Caesars Entertainment, Inc. 6.250% due 07/01/2025	14,247	14,870
California Resources Corp. 8.000% due 12/15/2022 ^(c)	2,155	28
Carnival Corp. 11.500% due 04/01/2023	9,619	10,797
Carvana Co. 8.875% due 10/01/2023	3,400	3,551

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

CCO Holdings LLC 4.500% due 08/15/2030	872	917
Cenovus Energy, Inc. 5.375% due 07/15/2025	3,386	3,263
Centene Corp. 4.750% due 05/15/2022	6,375	6,458
CF Industries, Inc. 3.450% due 06/01/2023	3,691	3,790
Change Healthcare Holdings LLC 5.750% due 03/01/2025	7,968	8,078
Chemours Co. 6.625% due 05/15/2023	10,906	11,064
Cheniere Corpus Christi Holdings LLC 7.000% due 06/30/2024	9,686	11,165
Cinemark USA, Inc. 4.875% due 06/01/2023	916	785
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024	8,641	8,399
CNX Resources Corp. 5.875% due 04/15/2022	1,063	1,066
Cogent Communications Group, Inc. 5.375% due 03/01/2022	2,831	2,898
CommScope, Inc. 5.500% due 03/01/2024	4,578	4,710
Community Health Systems, Inc.
6.250% due 03/31/2023	14,818	14,503
6.625% due 02/15/2025	1,439	1,396
8.000% due 03/15/2026	120	118
8.125% due 06/30/2024	2,480	1,817
8.625% due 01/15/2024	50	50
9.875% due 06/30/2023 þ(a)(h)	2,203	1,715
Consolidated Communications, Inc. 6.500% due 10/01/2022 (a)(h)	2,907	2,911
Continental Resources, Inc.
3.800% due 06/01/2024	4,582	4,259
4.500% due 04/15/2023	667	637
5.000% due 09/15/2022	950	944
Crown Americas LLC 4.500% due 01/15/2023	11,245	11,695
CSC Holdings LLC
5.250% due 06/01/2024	5,605	6,022
5.875% due 09/15/2022	1,556	1,648
6.750% due 11/15/2021	11,365	11,932
DAE Funding LLC 4.500% due 08/01/2022	100	99
DCP Midstream Operating LP
3.875% due 03/15/2023	2,440	2,420
4.950% due 04/01/2022	2,336	2,356
5.850% due 05/21/2043 •	1,801	1,322
Dell International LLC 5.875% due 06/15/2021	2,667	2,675
Dell, Inc. 4.625% due 04/01/2021	3,608	3,657
Delta Air Lines, Inc.
2.900% due 10/28/2024	4,280	3,814
3.625% due 03/15/2022	4,536	4,463
Diamond Offshore Drilling, Inc. 3.450% due 11/01/2023 ^(c)	2,407	238
Diamond Resorts International, Inc. 7.750% due 09/01/2023	200	193
Diebold Nixdorf, Inc. 9.375% due 07/15/2025	2,291	2,423
DISH DBS Corp.
5.875% due 07/15/2022	10,014	10,425
6.750% due 06/01/2021	8,685	8,911
DKT Finance ApS 9.375% due 06/17/2023	3,486	3,608
DriveTime Automotive Group, Inc. 8.000% due 06/01/2021	1,271	1,277
EMC Corp. 3.375% due 06/01/2023	3,031	3,126
Endo Dac
6.000% due 06/30/2028	1,854	1,365
9.500% due 07/31/2027	1,146	1,200
Energy Transfer Operating LP 6.250% due 02/15/2023 •(f)	3,074	2,011
Ensign Drilling, Inc. 9.250% due 04/15/2024	6,310	2,417
EQM Midstream Partners LP 4.750% due 07/15/2023	4,681	4,683
EQT Corp. 7.875% due 02/01/2025	4,053	4,498
Fairstone Financial, Inc. 7.875% due 07/15/2024	5,856	6,020

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

Ferrellgas LP 6.750% due 01/15/2022 (a)(h)	4,300	3,821
Fiat Chrysler Automobiles NV 5.250% due 04/15/2023	3,820	4,018
FMG Resources Pty. Ltd.
4.750% due 05/15/2022	6,488	6,654
5.125% due 03/15/2023	3,075	3,216
5.125% due 05/15/2024	2,611	2,792
Ford Motor Co.
8.500% due 04/21/2023	4,536	4,951
9.000% due 04/22/2025	4,934	5,663
GameStop Corp. 10.000% due 03/15/2023 (a)(h)	3,218	2,912
Gap, Inc. 8.625% due 05/15/2025	4,880	5,353
GFL Environmental, Inc. 3.750% due 08/01/2025	2,291	2,290
Global Ship Lease, Inc. 9.875% due 11/15/2022	349	355
Great Lakes Dredge & Dock Corp. 8.000% due 05/15/2022	2,838	2,937
Grinding Media, Inc. 7.375% due 12/15/2023	3,477	3,529
Gulfport Energy Corp. 6.625% due 05/01/2023	3,519	2,210
H&E Equipment Services, Inc. 5.625% due 09/01/2025	2,300	2,401
Hanesbrands, Inc. 4.625% due 05/15/2024	4,383	4,569
Harvest Operations Corp. 2.330% due 04/14/2021	10	10
HCA, Inc. 5.875% due 05/01/2023	7,791	8,492
Hilton Worldwide Finance LLC 4.625% due 04/01/2025	5,080	5,124
HudBay Minerals, Inc. 7.250% due 01/15/2023	5,138	5,237
iHeartCommunications, Inc.
6.375% due 05/01/2026	1,483	1,548
8.375% due 05/01/2027	2,188	2,159
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 ^(c)	4,276	1,424
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 ^(c)	5,633	3,549
8.500% due 10/15/2024 ^(c)	2,975	1,926
9.500% due 09/30/2022	1,636	1,785
Intelsat Luxembourg S.A. 8.125% due 06/01/2023 ^(c)	3,915	196
International Game Technology PLC 6.250% due 02/15/2022	4,106	4,201
Ithaca Energy North Sea PLC 9.375% due 07/15/2024	4,494	4,191
JC Penney Corp., Inc. 5.650% due 06/01/2049 (c)	24	0
KAR Auction Services, Inc. 5.125% due 06/01/2025	3,586	3,590
KB Home
7.000% due 12/15/2021	4,299	4,510
7.500% due 09/15/2022	4,153	4,557
Kenan Advantage Group, Inc. 7.875% due 07/31/2023	85	83
KGA Escrow LLC 7.500% due 08/15/2023	1,041	1,079
Kraft Heinz Foods Co.
3.500% due 06/06/2022	1,647	1,725
3.950% due 07/15/2025	3,884	4,222
Kronos Acquisition Holdings, Inc. 9.000% due 08/15/2023	4,807	4,885
L Brands, Inc.
5.625% due 02/15/2022	2,515	2,623
5.625% due 10/15/2023	2,650	2,774
6.625% due 04/01/2021	2,752	2,836
Lamb Weston Holdings, Inc. 4.625% due 11/01/2024	2,770	2,895
Laredo Petroleum, Inc. 9.500% due 01/15/2025	2,036	1,215
Lennar Corp.
4.750% due 04/01/2021	2,057	2,080
4.750% due 11/15/2022	1,202	1,256
6.250% due 12/15/2021	3,277	3,383
Macy's, Inc. 8.375% due 06/15/2025	6,872	7,115
Mattel, Inc. 3.150% due 03/15/2023	2,944	2,866

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

Mauser Packaging Solutions Holding Co. 5.500% due 04/15/2024	11,289	11,345
MEG Energy Corp. 7.000% due 03/31/2024	1,082	1,009
MGM Resorts International
6.750% due 05/01/2025	2,355	2,472
7.750% due 03/15/2022	2,347	2,478
Midas Intermediate Holdco LLC 7.875% due 10/01/2022 (a)(h)	2,229	1,811
MPH Acquisition Holdings LLC 7.125% due 06/01/2024	4,740	4,876
Nabors Industries, Inc. 4.625% due 09/15/2021	1,863	1,472
Navios Maritime Holdings, Inc. 7.375% due 01/15/2022	4,277	1,607
Netflix, Inc. 5.500% due 02/15/2022	5,221	5,482
Newfield Exploration Co. 5.750% due 01/30/2022	2,425	2,440
Nielsen Finance LLC 5.000% due 04/15/2022	18,514	18,579
Nine Energy Service, Inc. 8.750% due 11/01/2023	4,454	1,354
Nokia Oyj 3.375% due 06/12/2022	2,541	2,601
Northwest Acquisitions ULC 7.125% due 11/01/2022 ^(c)	2,388	41
NuStar Logistics LP 4.750% due 02/01/2022	3,002	2,994
NXP BV 3.875% due 09/01/2022	237	251
Oasis Petroleum, Inc. 6.875% due 03/15/2022	1,746	414
Occidental Petroleum Corp.
2.700% due 08/15/2022	7,091	6,639
2.900% due 08/15/2024	9,118	7,753
5.875% due 09/01/2025	2,291	2,104
6.950% due 07/01/2024	5,226	5,078
Ortho-Clinical Diagnostics, Inc. 7.375% due 06/01/2025	1,715	1,744
Par Pharmaceutical, Inc. 7.500% due 04/01/2027	586	615
PetSmart, Inc. 7.125% due 03/15/2023	6,407	6,471
Polaris Intermediate Corp. (8.500% Cash or 9.250% PIK) 8.500% due 12/01/2022 (b)	7,018	7,150
Precision Drilling Corp. 7.750% due 12/15/2023	2,961	2,260
Prime Security Services Borrower LLC 5.250% due 04/15/2024	2,414	2,533
QEP Resources, Inc. 5.375% due 10/01/2022	3,276	2,695
QVC, Inc. 4.850% due 04/01/2024	3,242	3,404
Range Resources Corp. 5.000% due 08/15/2022	6,534	6,324
Revlon Consumer Products Corp.
5.750% due 02/15/2021 (a)(h)	4,693	1,656
6.250% due 08/01/2024	1,099	162
Reynolds Group Issuer, Inc. 5.125% due 07/15/2023	10,089	10,220
Rite Aid Corp.
7.500% due 07/01/2025	1,156	1,141
8.000% due 11/15/2026	1,959	1,963
Riverbed Technology, Inc. 8.875% due 03/01/2023 (a)(h)	1,445	1,011
Rockpoint Gas Storage Canada Ltd. 7.000% due 03/31/2023	4,703	4,379
Royal Caribbean Cruises Ltd.
10.875% due 06/01/2023	6,964	7,796
11.500% due 06/01/2025	2,257	2,625
RR Donnelley & Sons Co. 7.875% due 03/15/2021	70	71
Sanchez Energy Corp. 7.750% due 06/15/2021	2,029	20
Sensata Technologies BV 4.875% due 10/15/2023	1,810	1,914
ServiceMaster Co. LLC 5.125% due 11/15/2024	4,774	4,893
Sirius XM Radio, Inc.
3.875% due 08/01/2022	156	158
4.625% due 07/15/2024	5,827	6,035
Six Flags Entertainment Corp. 4.875% due 07/31/2024	3,386	3,191

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

Solera LLC 10.500% due 03/01/2024	3,025	3,165
Sophia LP 9.000% due 09/30/2023	2,111	2,119
Southwestern Energy Co.
4.100% due 03/15/2022	60	59
6.450% due 01/23/2025	1,394	1,356
Spirit AeroSystems, Inc.
3.950% due 06/15/2023	4,293	3,824
7.500% due 04/15/2025	5,406	5,484
Sunoco LP 4.875% due 01/15/2023	6,193	6,247
T-Mobile USA, Inc. 4.000% due 04/15/2022	1,648	1,703
Teine Energy Ltd. 6.875% due 09/30/2022	2,149	2,119
Tempo Acquisition LLC 6.750% due 06/01/2025	6,773	6,925
Tenet Healthcare Corp.
4.625% due 09/01/2024	4,953	4,998
6.750% due 06/15/2023	11,424	12,007
8.125% due 04/01/2022	9,704	10,795
THQ, Inc. 12.000% due 08/15/2021 ^«(c)	2,000	55
Toll Brothers Finance Corp. 5.875% due 02/15/2022	4,044	4,211
TransDigm, Inc. 6.500% due 05/15/2025	7,181	7,172
Trident TPI Holdings, Inc. 9.250% due 08/01/2024	2,536	2,698
Triumph Group, Inc. 6.250% due 09/15/2024	9,206	7,853
U.S. Foods, Inc. 6.250% due 04/15/2025	984	1,043
Uber Technologies, Inc. 7.500% due 05/15/2025	892	952
United Airlines Holdings, Inc. 4.250% due 10/01/2022	2,038	1,888
Valaris PLC
4.875% due 06/01/2022 ^(c)	3,050	278
8.000% due 01/31/2024 ^(c)	3,454	185
Vericast Corp. 8.375% due 08/15/2022	3,910	3,810
VeriSign, Inc. 4.625% due 05/01/2023	5,377	5,414
Veritas U.S., Inc. 10.500% due 02/01/2024 (a)(h)	1,365	1,289
Videotron Ltd. 5.000% due 07/15/2022	3,892	4,072
Viking Cruises Ltd. 13.000% due 05/15/2025	3,088	3,582
Virgin Australia Holdings Ltd. 7.875% due 10/15/2021 ^(c)	3,100	310
WESCO Distribution, Inc. 7.125% due 06/15/2025	4,681	5,105
Western Midstream Operating LP 4.100% due 02/01/2025	5,462	5,211
WEX, Inc. 4.750% due 02/01/2023	761	765
WPX Energy, Inc. 5.250% due 09/15/2024	4,211	4,411
Wyndham Destinations, Inc.
4.250% due 03/01/2022	1,117	1,114
5.650% due 04/01/2024	5,538	5,641
Wynn Las Vegas LLC
4.250% due 05/30/2023	4,880	4,636
5.500% due 03/01/2025	4,536	4,363
Xerox Holdings Corp. 5.000% due 08/15/2025	4,582	4,534
XPO Logistics, Inc.
6.125% due 09/01/2023	3,157	3,228
6.500% due 06/15/2022	8,351	8,390
6.750% due 08/15/2024	12,711	13,487
Yum! Brands, Inc.
3.875% due 11/01/2020	1,742	1,745
3.875% due 11/01/2023	2,653	2,756
		811,636
UTILITIES 7.9%
American Midstream Partners LP 9.500% due 12/15/2021	2,135	2,127
Blue Racer Midstream LLC 6.125% due 11/15/2022	5,695	5,568

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

Bruce Mansfield Unit 8.875% due 08/01/2023	4,190	42
Calpine Corp. 5.250% due 06/01/2026	872	909
CenturyLink, Inc.
5.800% due 03/15/2022	3,638	3,772
6.450% due 06/15/2021	5,020	5,157
7.500% due 04/01/2024	3,313	3,713
Crestwood Midstream Partners LP 6.250% due 04/01/2023	7,504	7,355
Electricite de France S.A. 5.625% due 01/22/2024 •(f)	2,731	2,863
Frontier Communications Corp. 10.500% due 09/15/2022 ^(c)	4,445	1,871
Great Western Petroleum LLC 9.000% due 09/30/2021	1,384	820
NGPL PipeCo LLC 4.375% due 08/15/2022	6,657	6,914
Parsley Energy LLC 5.375% due 01/15/2025	4,071	4,071
PBF Logistics LP 6.875% due 05/15/2023	2,092	1,973
Qwest Corp. 6.750% due 12/01/2021	2,652	2,799
Sprint Communications, Inc. 6.000% due 11/15/2022	3,189	3,440
Sprint Corp.
7.125% due 06/15/2024	5,406	6,227
7.250% due 09/15/2021	1,850	1,938
7.875% due 09/15/2023	16,779	19,256
Targa Resources Partners LP 4.250% due 11/15/2023	4,102	4,072
Telecom Italia SpA 5.303% due 05/30/2024	5,830	6,340
		91,227
Total Corporate Bonds & Notes (Cost $1,143,322)		1,084,538
	SHARES
WARRANTS 0.2%
COMMUNICATION SERVICES 0.2%
iHeartMedia, Inc. - Exp. 05/01/2039 «	243,827	1,734
FINANCIALS 0.0%
Stearns Holdings LLC - Exp. 11/05/2039 «	216,813	0
Total Warrants (Cost $5,035)		1,734
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
AGFC Capital Trust 2.025% (US0003M + 1.750%) due 01/15/2067 ~	779,000	274
Total Preferred Securities (Cost $443)		274
	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.7%
REPURCHASE AGREEMENTS (j) 4.6%		53,283
U.S. TREASURY BILLS 0.1%
0.101% due 11/27/2020 (d)(e)(l)	1,594	1,594

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

Total Short-Term Instruments (Cost $54,877)		54,877
Total Investments in Securities (Cost $1,205,009)		1,142,761
	SHARES
INVESTMENTS IN AFFILIATES 1.3%
SHORT-TERM INSTRUMENTS 1.3%
MUTUAL FUNDS 1.3%
PIMCO Government Money Market Fund 0.160% (g)(h)(i)	15,601,157	15,601
Total Short-Term Instruments (Cost $15,601)		15,601
Total Investments in Affiliates (Cost $15,601)		15,601
Total Investments 99.5% (Cost $1,220,610)		$1,158,362
Financial Derivative Instruments (k)(n) 0.0%(Cost or Premiums, net $5,956)		169
Other Assets and Liabilities, net 0.5%		5,554
Net Assets 100.0%		$1,164,085

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Institutional Class Shares of each Fund.
(h)	Securities with an aggregate market value of $18,191 were out on loan in exchange for $18,601 of cash collateral as of September 30, 2020.
(i)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.000%	09/30/2020	10/01/2020	$6,683	U.S. Treasury Notes 1.750% due 04/30/2022		$(6,817)	$6,683	$6,683
MBC	0.110	09/30/2020	10/01/2020	46,600	U.S. Treasury Notes 0.125% due 05/15/2023		(48,083)	46,600	46,600
Total Repurchase Agreements							$(54,900)	$53,283	$53,283
(1)	Includes accrued interest.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description			Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability
U.S. Treasury 5-Year Note December Futures			12/2020	335	$42,220	$55		$0	$(34)
Total Futures Contracts						$55	$0		$(34)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.HY-32 5-Year Index	5.000%	Quarterly	06/20/2024	$41,207	$2,516	$(496)	$2,020	$33	$0
CDX.HY-34 5-Year Index	5.000	Quarterly	06/20/2025	114,816	2,449	3,313	5,762	123	0

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

CDX.HY-35 5-Year Index	5.000	Quarterly	12/20/2025	25,400	991	94	1,085	47	0
Total Swap Agreements	$5,956	$2,911	$8,867	$203	$0
(l)

Securities with an aggregate market value of $1,277 and cash of $17,959 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2020.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$409	$929	$1,338
Corporate Bonds & Notes
Banking & Finance	0	181,675	0	181,675
Industrials	0	811,581	55	811,636
Utilities	0	91,227	0	91,227
Warrants
Communication Services	0	0	1,734	1,734
Preferred Securities
Banking & Finance	0	274	0	274
Short-Term Instruments
Repurchase Agreements	0	53,283	0	53,283
U.S. Treasury Bills	0	1,594	0	1,594
$0	$1,140,043	$2,718	$1,142,761
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	15,601	0	0	15,601
Total Investments	$15,601	$1,140,043	$2,718	$1,158,362
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$203	$0	$203
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(34)	$0	$0	$(34)
Total Financial Derivative Instruments	$(34)	$203	$0	$169
Totals	$15,567	$1,140,246	$2,718	$1,158,531

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Schedule of Investments PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9% ¤
U.S. TREASURY OBLIGATIONS 99.7%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 01/15/2022	$40,243	$40,882
0.125% due 04/15/2022	46,508	47,332
0.125% due 07/15/2022	50,147	51,447
0.125% due 01/15/2023	45,202	46,582
0.125% due 07/15/2024	50,852	53,806
0.125% due 10/15/2024	19,876	21,102
0.125% due 04/15/2025	41,822	44,521
0.250% due 01/15/2025	37,335	39,838
0.375% due 07/15/2023	57,679	60,507
0.375% due 07/15/2025	40,927	44,442
0.500% due 04/15/2024	40,203	42,692
0.625% due 07/15/2021	1,092	1,108
0.625% due 04/15/2023	54,327	56,828
0.625% due 01/15/2024	49,901	53,036
2.375% due 01/15/2025	33,788	39,229
Total U.S. Treasury Obligations (Cost $620,070)		643,352
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (b) 0.2%		1,308
Total Short-Term Instruments (Cost $1,308)		1,308
Total Investments in Securities (Cost $621,378)		644,660
Total Investments 99.9% (Cost $621,378)		$644,660
Other Assets and Liabilities, net 0.1%		592
Net Assets 100.0%		$645,252

Schedule of Investments PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2020	10/01/2020	$1,308	U.S. Treasury Notes 1.750% due 04/30/2022		$(1,334)	$1,308	$1,308
Total Repurchase Agreements							$(1,334)	$1,308	$1,308
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
U.S. Treasury Obligations					$0	$643,352	$0	$643,352
Short-Term Instruments
Repurchase Agreements					0	1,308	0	1,308
Total Investments					$0	$644,660	$0	$644,660

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Schedule of Investments PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9% ¤
U.S. TREASURY OBLIGATIONS 99.7%
U.S. Treasury Inflation Protected Securities (a)
0.625% due 02/15/2043	$49,831	$61,374
0.750% due 02/15/2042	48,703	61,246
0.750% due 02/15/2045	48,597	61,838
0.875% due 02/15/2047	38,538	51,232
1.000% due 02/15/2046	41,032	55,322
1.000% due 02/15/2048	36,637	50,495
1.000% due 02/15/2049	43,538	60,699
1.375% due 02/15/2044	47,512	67,534
2.125% due 02/15/2040	18,138	27,784
2.125% due 02/15/2041	54,511	84,653
Total U.S. Treasury Obligations (Cost $550,910)		582,177
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (b) 0.2%		906
Total Short-Term Instruments (Cost $906)		906
Total Investments in Securities (Cost $551,816)		583,083
Total Investments 99.9% (Cost $551,816)		$583,083
Other Assets and Liabilities, net 0.1%		516
Net Assets 100.0%		$583,599

Schedule of Investments PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2020	10/01/2020	$906	U.S. Treasury Notes 1.750% due 04/30/2022		$(924)	$906	$906
Total Repurchase Agreements							$(924)	$906	$906
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
U.S. Treasury Obligations					$0	$582,177	$0	$582,177
Short-Term Instruments
Repurchase Agreements					0	906	0	906
Total Investments					$0	$583,083	$0	$583,083

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Schedule of Investments PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9% ¤
U.S. TREASURY OBLIGATIONS 99.9%
U.S. Treasury STRIPS (a)
0.000% due 08/15/2045	$543	$377
0.000% due 11/15/2045	36,874	25,536
0.000% due 02/15/2046	36,623	25,202
0.000% due 05/15/2046	36,313	24,868
0.000% due 08/15/2046	36,819	25,099
0.000% due 11/15/2046	36,401	24,688
0.000% due 02/15/2047	36,680	24,822
0.000% due 05/15/2047	36,761	24,769
0.000% due 08/15/2047	36,421	24,375
0.000% due 11/15/2047	36,592	24,371
0.000% due 02/15/2048	36,784	24,380
0.000% due 05/15/2048	36,560	24,132
0.000% due 08/15/2048	36,649	24,081
0.000% due 11/15/2048	36,396	23,879
0.000% due 02/15/2049	36,617	23,854
0.000% due 05/15/2049	36,287	23,563
0.000% due 08/15/2049	36,409	23,524
0.000% due 11/15/2049	35,112	22,611
0.000% due 02/15/2050	34,487	22,131
0.000% due 05/15/2050	36,284	23,228
0.000% due 08/15/2050	38,000	24,232
Total U.S. Treasury Obligations (Cost $449,349)		483,722
Total Investments in Securities (Cost $449,349)		483,722
Total Investments 99.9% (Cost $449,349)		$483,722
Other Assets and Liabilities, net 0.1%		683
Net Assets 100.0%		$484,405

Schedule of Investments PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Zero coupon security.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$483,722	$0	$483,722

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 115.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Castlelake Aircraft Securitization Trust 3.967% due 07/15/2042	$3,683	$3,408
Delta Air Lines, Inc. TBD% due 09/16/2027	4,000	4,039
Jefferies Finance LLC 3.397% - 3.438% (LIBOR03M + 3.250%) due 06/03/2026 ~	2,277	2,224
State of Qatar
1.097% (LIBOR03M + 0.800%) due 12/21/2020 «~	2,500	2,503
1.156% (LIBOR03M + 0.800%) due 12/21/2020 «~	2,500	2,503
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~	2,400	2,412
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038	3,220	2,869
Total Loan Participations and Assignments (Cost $20,464)		19,958
CORPORATE BONDS & NOTES 30.6%
BANKING & FINANCE 17.3%
AerCap Ireland Capital DAC 3.875% due 01/23/2028	2,100	1,936
Aircastle Ltd. 4.250% due 06/15/2026	3,800	3,521
American Homes 4 Rent LP 4.250% due 02/15/2028	2,900	3,290
American International Group, Inc. 4.200% due 04/01/2028	1,000	1,159
American Tower Corp.
1.300% due 09/15/2025	4,000	4,048
3.375% due 10/15/2026	3,300	3,656
Arch Capital Group Ltd. 3.635% due 06/30/2050	6,900	7,442
Ares Finance Co. LLC 3.250% due 06/15/2030	3,500	3,667
AvalonBay Communities, Inc. 2.450% due 01/15/2031	2,550	2,731
Aviation Capital Group LLC 3.500% due 11/01/2027	500	448
Avolon Holdings Funding Ltd.
2.875% due 02/15/2025	3,900	3,581
3.950% due 07/01/2024	3,500	3,327
Banco Santander Mexico S.A. 4.125% due 11/09/2022	4,400	4,636
Banco Santander S.A. 3.490% due 05/28/2030	3,400	3,708
Bank of America Corp.
3.093% due 10/01/2025 •	6,500	7,014
3.419% due 12/20/2028 •	20,118	22,437
3.593% due 07/21/2028 •	9,000	10,093
Barclays Bank PLC 7.625% due 11/21/2022 (f)	18,600	20,466
Barclays PLC 4.375% due 01/12/2026	3,500	3,925
BBVA Bancomer S.A. 6.500% due 03/10/2021	6,000	6,129
BGC Partners, Inc.
3.750% due 10/01/2024	3,300	3,317
5.375% due 07/24/2023	5,000	5,315
Blackstone Holdings Finance Co. LLC 3.500% due 09/10/2049	5,400	5,923
BNP Paribas S.A.
2.219% due 06/09/2026 •	9,250	9,554
4.400% due 08/14/2028	700	822
BPCE S.A. 5.700% due 10/22/2023	6,600	7,401
Brandywine Operating Partnership LP 3.950% due 11/15/2027	1,500	1,558
Brixmor Operating Partnership LP
3.650% due 06/15/2024	7,000	7,373
4.125% due 05/15/2029	5,000	5,431
Brookfield Finance, Inc. 3.500% due 03/30/2051	5,000	4,915

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

Cantor Fitzgerald LP 4.875% due 05/01/2024	1,300	1,424
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029	4,500	4,905
CIT Group, Inc. 4.750% due 02/16/2024	4,000	4,124
Citigroup, Inc.
3.668% due 07/24/2028 •	5,000	5,619
3.887% due 01/10/2028 •	10,000	11,323
5.500% due 09/13/2025	4,000	4,736
Cooperatieve Rabobank UA 3.875% due 09/26/2023	6,150	6,731
Credit Suisse AG 6.500% due 08/08/2023 (f)	15,400	17,496
Credit Suisse Group AG
7.125% due 07/29/2022 •(e)(f)	6,900	7,188
7.500% due 12/11/2023 •(e)(f)	4,400	4,815
Credit Suisse Group Funding Guernsey Ltd. 3.750% due 03/26/2025	5,600	6,212
Crown Castle International Corp.
4.300% due 02/15/2029	2,000	2,333
4.450% due 02/15/2026	5,200	5,960
CyrusOne LP 2.900% due 11/15/2024	5,600	5,947
Deutsche Bank AG
3.375% due 05/12/2021	13,100	13,277
3.547% due 09/18/2031 •	1,700	1,712
3.961% due 11/26/2025 •	2,500	2,660
4.250% due 10/14/2021	3,600	3,703
Discover Financial Services 4.500% due 01/30/2026	5,400	6,168
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025	614	553
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024	312	279
E*TRADE Financial Corp. 4.500% due 06/20/2028	1,000	1,174
EPR Properties
4.500% due 06/01/2027	4,300	3,965
4.750% due 12/15/2026	700	671
Equitable Holdings, Inc. 4.350% due 04/20/2028	1,000	1,140
Farmers Insurance Exchange 4.747% due 11/01/2057 •	2,000	2,041
Fidelity National Financial, Inc. 2.450% due 03/15/2031	2,750	2,731
First American Financial Corp. 4.000% due 05/15/2030	4,000	4,414
Ford Motor Credit Co. LLC
3.350% due 11/01/2022	3,100	3,058
3.550% due 10/07/2022	5,000	4,959
5.596% due 01/07/2022	3,000	3,075
5.875% due 08/02/2021	3,900	3,980
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035	5,800	6,143
Global Atlantic Fin Co. 4.400% due 10/15/2029	6,000	6,257
GLP Capital LP
4.000% due 01/15/2030	5,100	5,288
5.750% due 06/01/2028	2,600	2,976
Goldman Sachs Group, Inc.
3.691% due 06/05/2028 •	7,600	8,531
3.850% due 01/26/2027	13,000	14,625
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028	5,000	5,475
Harborwalk Funding Trust 5.077% due 02/15/2069 •	3,250	4,012
Healthcare Trust of America Holdings LP 3.750% due 07/01/2027	4,600	5,122
HSBC Holdings PLC
2.099% due 06/04/2026 •	3,500	3,547
4.250% due 03/14/2024	6,000	6,439
4.250% due 08/18/2025	7,400	8,049
4.583% due 06/19/2029 •	5,300	6,100
6.000% due 05/22/2027 •(e)(f)	500	513
6.500% due 03/23/2028 •(e)(f)	3,000	3,188
Hudson Pacific Properties LP 3.950% due 11/01/2027	900	969
JPMorgan Chase & Co. 3.782% due 02/01/2028 •	19,000	21,504
KKR Group Finance Co. LLC
3.500% due 08/25/2050	4,500	4,596
3.750% due 07/01/2029	1,250	1,438
LeasePlan Corp. NV 2.875% due 10/24/2024	3,300	3,409

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

Life Storage LP 3.875% due 12/15/2027	2,100	2,351
Lloyds Banking Group PLC
3.574% due 11/07/2028 •	1,300	1,424
7.500% due 09/27/2025 •(e)(f)	5,000	5,327
Loews Corp. 3.200% due 05/15/2030	2,050	2,295
Low Income Investment Fund 3.711% due 07/01/2029	2,500	2,748
Mid-America Apartments LP 4.000% due 11/15/2025	7,500	8,475
MMcapS Funding Ltd. 0.523% (US0003M + 0.290%) due 12/26/2039 ~	772	664
Morgan Stanley
3.772% due 01/24/2029 •	17,500	19,954
7.500% due 04/02/2032 þ(g)	9,000	8,050
Natwest Group PLC
4.519% due 06/25/2024 •	5,000	5,393
4.800% due 04/05/2026	1,000	1,158
8.625% due 08/15/2021 •(e)(f)	3,000	3,082
Navient Corp.
5.875% due 03/25/2021	400	404
New York Life Insurance Co. 4.450% due 05/15/2069	3,700	4,543
Nissan Motor Acceptance Corp.
0.923% due 09/28/2022 •	1,000	973
2.650% due 07/13/2022	800	809
2.800% due 01/13/2022	200	202
3.875% due 09/21/2023	3,300	3,420
Nomura Holdings, Inc. 2.648% due 01/16/2025	2,300	2,423
Nordea Bank Abp
6.125% due 09/23/2024 •(e)	550	590
6.625% due 03/26/2026 •(e)(f)	5,600	6,323
Ohio National Financial Services, Inc. 5.550% due 01/24/2030	3,300	3,130
Omega Healthcare Investors, Inc. 4.750% due 01/15/2028	3,350	3,677
OneMain Finance Corp. 6.125% due 05/15/2022	4,500	4,680
Pacific Life Insurance Co. 9.250% due 06/15/2039	5,000	8,231
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024	2,500	2,517
Physicians Realty LP 4.300% due 03/15/2027	2,000	2,100
Piper Jaffray Cos. 4.740% due 10/15/2021	4,000	4,000
Preferred Term Securities Ltd. 0.550% (US0003M + 0.300%) due 03/22/2037 ~	2,947	2,535
Sabra Health Care LP 4.800% due 06/01/2024	3,600	3,786
Santander UK Group Holdings PLC
3.373% due 01/05/2024 •	2,900	3,033
3.823% due 11/03/2028 •	5,000	5,550
Service Properties Trust
3.950% due 01/15/2028	3,000	2,514
4.250% due 02/15/2021	133	133
4.375% due 02/15/2030	1,300	1,082
Spirit Realty LP 4.450% due 09/15/2026	700	752
State Bank of India 4.000% due 01/24/2022	5,000	5,146
STORE Capital Corp. 4.625% due 03/15/2029	2,100	2,252
Sumitomo Mitsui Financial Group, Inc. 2.448% due 09/27/2024	6,800	7,194
Teachers Insurance & Annuity Association of America 3.300% due 05/15/2050	6,050	6,258
Trust Fibra Uno 4.869% due 01/15/2030	4,500	4,537
UBS AG
5.125% due 05/15/2024 (f)	1,800	1,987
7.625% due 08/17/2022 (f)	15,700	17,489
UBS Group AG 7.000% due 02/19/2025 •(e)(f)	200	223
UDR, Inc. 3.500% due 07/01/2027	2,400	2,644
UniCredit SpA 7.830% due 12/04/2023	5,000	5,862
Unum Group 4.500% due 03/15/2025	3,000	3,337
VEREIT Operating Partnership LP 3.100% due 12/15/2029	4,000	4,011
Wells Fargo & Co. 3.584% due 05/22/2028 •	15,050	16,859

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

Welltower, Inc. 3.625% due 03/15/2024	5,000	5,410
Willis North America, Inc. 2.950% due 09/15/2029	1,300	1,408
		648,322
INDUSTRIALS 11.1%
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030	3,000	2,942
Air Canada Pass-Through Trust 5.250% due 10/01/2030	2,600	2,666
Alcon Finance Corp. 2.600% due 05/27/2030	3,200	3,391
American Airlines Pass-Through Trust 5.250% due 07/31/2022	556	512
AP Moller - Maersk A/S 3.750% due 09/22/2024	2,500	2,681
Arrow Electronics, Inc.
3.250% due 09/08/2024	5,000	5,401
3.875% due 01/12/2028	2,500	2,783
Ashtead Capital, Inc. 4.250% due 11/01/2029	5,000	5,277
Bacardi Ltd.
4.450% due 05/15/2025	5,000	5,589
5.150% due 05/15/2038	1,200	1,465
Baidu, Inc. 3.875% due 09/29/2023	1,300	1,396
BAT Capital Corp.
2.259% due 03/25/2028	5,200	5,221
4.390% due 08/15/2037	3,200	3,463
BAT International Finance PLC 1.668% due 03/25/2026	3,700	3,716
Boeing Co.
5.705% due 05/01/2040	100	117
5.805% due 05/01/2050	100	121
Bowdoin College 4.693% due 07/01/2112	3,400	3,979
Broadcom, Inc.
4.110% due 09/15/2028	7,435	8,328
5.000% due 04/15/2030	1,600	1,891
Campbell Soup Co. 3.650% due 03/15/2023	3,400	3,641
CH Robinson Worldwide, Inc. 4.200% due 04/15/2028	1,000	1,168
Charter Communications Operating LLC 4.908% due 07/23/2025	4,600	5,323
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/2027	5,000	5,575
Choice Hotels International, Inc. 3.700% due 12/01/2029	6,700	7,116
Citrix Systems, Inc.
3.300% due 03/01/2030	3,620	3,873
4.500% due 12/01/2027	3,000	3,440
CommonSpirit Health 4.187% due 10/01/2049	7,300	7,783
Corp. Nacional del Cobre de Chile
3.625% due 08/01/2027	4,000	4,389
4.500% due 09/16/2025	3,500	3,952
CSX Corp. 3.800% due 04/15/2050	1,800	2,163
CVS Health Corp.
3.000% due 08/15/2026	4,000	4,375
3.700% due 03/09/2023	2,027	2,172
3.750% due 04/01/2030	2,600	2,978
4.100% due 03/25/2025	2,402	2,717
4.125% due 04/01/2040	7,150	8,163
4.250% due 04/01/2050	3,400	4,008
Dell International LLC
4.000% due 07/15/2024	6,500	7,033
4.900% due 10/01/2026	2,000	2,263
5.300% due 10/01/2029	1,900	2,180
5.450% due 06/15/2023	4,000	4,388
6.100% due 07/15/2027	700	827
6.200% due 07/15/2030	1,000	1,201
Diageo Capital PLC 2.125% due 04/29/2032	300	311
Diamondback Energy, Inc. 3.500% due 12/01/2029	200	193
eBay, Inc. 3.600% due 06/05/2027	1,000	1,130
Ecopetrol S.A. 5.875% due 09/18/2023	5,200	5,726
Energy Transfer Operating LP 5.200% due 02/01/2022	2,275	2,356

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

Energy Transfer Partners LP
4.500% due 11/01/2023	5,000	5,320
5.000% due 10/01/2022	2,500	2,630
Enterprise Products Operating LLC 5.700% due 02/15/2042	200	254
Equinor ASA 3.125% due 04/06/2030	2,100	2,363
ERAC USA Finance LLC 3.800% due 11/01/2025	900	1,003
Expedia Group, Inc. 3.800% due 02/15/2028	2,500	2,519
Fairstone Financial, Inc. 7.875% due 07/15/2024	2,000	2,056
Ferguson Finance PLC 3.250% due 06/02/2030	2,000	2,176
Flex Ltd.
4.750% due 06/15/2025	1,600	1,801
4.875% due 06/15/2029	2,000	2,302
Ford Foundation 2.815% due 06/01/2070	4,400	4,606
General Electric Co. 4.250% due 05/01/2040	6,000	6,124
Georgetown University 5.215% due 10/01/2118	6,560	8,836
Global Payments, Inc.
2.650% due 02/15/2025	2,600	2,760
3.200% due 08/15/2029	2,600	2,844
Hyatt Hotels Corp. 3.246% (US0003M + 3.000%) due 09/01/2022 ~	4,000	4,006
Imperial Brands Finance PLC
3.500% due 07/26/2026	5,000	5,416
3.875% due 07/26/2029	2,000	2,173
Infor, Inc. 1.750% due 07/15/2025	6,100	6,293
Kinder Morgan Energy Partners LP 4.300% due 05/01/2024	850	938
Kinder Morgan, Inc. 5.625% due 11/15/2023	2,000	2,255
KLA Corp. 3.300% due 03/01/2050	200	211
Kraft Heinz Foods Co. 3.950% due 07/15/2025	3,131	3,403
Las Vegas Sands Corp. 3.200% due 08/08/2024	3,600	3,650
Magellan Health, Inc. 4.900% due 09/22/2024	5,500	5,681
Marvell Technology Group Ltd. 4.200% due 06/22/2023	3,000	3,240
Massachusetts Institute of Technology 4.678% due 07/01/2114	1,360	1,967
Micron Technology, Inc. 4.185% due 02/15/2027	6,000	6,823
MPLX LP 4.250% due 12/01/2027	4,200	4,726
New York and Presbyterian Hospital 4.763% due 08/01/2116	3,000	3,777
Nissan Motor Co. Ltd. 3.043% due 09/15/2023	2,500	2,536
Norwegian Air Shuttle ASA Pass-Through Trust 4.875% due 11/10/2029	9,424	8,576
NVIDIA Corp.
3.500% due 04/01/2050	2,400	2,823
3.700% due 04/01/2060	4,100	4,896
NXP BV
3.150% due 05/01/2027	700	759
3.400% due 05/01/2030	1,000	1,097
ONEOK Partners LP 3.375% due 10/01/2022	3,200	3,326
Oracle Corp. 3.600% due 04/01/2050	16,400	18,389
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028	4,300	4,527
Petroleos Mexicanos 6.490% due 01/23/2027	311	292
Petronas Capital Ltd. 4.550% due 04/21/2050	1,600	2,048
Prosus NV 3.680% due 01/21/2030	2,700	2,918
Quanta Services, Inc. 2.900% due 10/01/2030	4,850	4,957
QVC, Inc. 4.450% due 02/15/2025	1,250	1,291
RELX Capital, Inc. 3.000% due 05/22/2030	500	547
Rockies Express Pipeline LLC 3.600% due 05/15/2025	3,000	2,948

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

Royalty Pharma PLC 1.750% due 09/02/2027	5,000	5,004
Sabine Pass Liquefaction LLC
5.625% due 03/01/2025	2,000	2,289
5.750% due 05/15/2024	800	906
5.875% due 06/30/2026	3,000	3,551
Sands China Ltd.
4.600% due 08/08/2023	6,600	7,053
5.400% due 08/08/2028	1,200	1,339
Sprint Spectrum Co. LLC 4.738% due 09/20/2029	6,500	7,048
Starbucks Corp. 4.450% due 08/15/2049	200	243
Sunoco Logistics Partners Operations LP
3.900% due 07/15/2026	100	103
5.950% due 12/01/2025	2,300	2,627
Syngenta Finance NV 4.441% due 04/24/2023	5,400	5,707
T-Mobile USA, Inc.
1.500% due 02/15/2026	900	904
2.050% due 02/15/2028	5,000	5,116
Teck Resources Ltd. 6.250% due 07/15/2041	200	232
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030	8,000	8,297
Teva Pharmaceutical Finance Netherlands BV 2.800% due 07/21/2023	5,500	5,269
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028	3,651	3,033
United Airlines Pass-Through Trust 3.450% due 01/07/2030	2,609	2,181
UnitedHealth Group, Inc. 3.125% due 05/15/2060	100	108
VMware, Inc. 4.700% due 05/15/2030	6,700	7,945
Wesleyan University 4.781% due 07/01/2116	3,248	4,166
Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025	1,200	1,266
4.400% due 03/15/2024	1,800	1,957
4.950% due 09/15/2028	5,930	6,931
WRKCo, Inc. 3.900% due 06/01/2028	500	573
Yara International ASA 3.148% due 06/04/2030	1,500	1,607
ZF North America Capital, Inc. 4.500% due 04/29/2022	2,500	2,572
		413,493
UTILITIES 2.2%
Arizona Public Service Co. 3.350% due 05/15/2050	400	441
AT&T, Inc.
3.650% due 09/15/2059	98	95
3.850% due 06/01/2060	12,000	12,254
4.300% due 02/15/2030	4,163	4,936
4.500% due 03/09/2048	514	589
Consolidated Edison Co. of New York, Inc. 3.950% due 04/01/2050	3,000	3,649
Consumers Energy Co. 2.500% due 05/01/2060	300	282
Duke Energy Carolinas LLC 4.250% due 12/15/2041	400	497
Edison International 2.950% due 03/15/2023	700	719
Enable Midstream Partners LP 3.900% due 05/15/2024	2,750	2,709
Exelon Corp. 4.050% due 04/15/2030	3,250	3,810
FirstEnergy Corp. 3.900% due 07/15/2027	6,100	6,713
Georgia Power Co. 3.700% due 01/30/2050	200	224
IPALCO Enterprises, Inc. 3.700% due 09/01/2024	4,450	4,829
NGPL PipeCo LLC 4.875% due 08/15/2027	3,200	3,473
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^	426	394
ONEOK, Inc. 7.150% due 01/15/2051	100	119
Pacific Gas & Electric Co.
3.300% due 03/15/2027	900	919
3.300% due 12/01/2027	100	103
3.300% due 08/01/2040	4,200	3,855

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

3.750% due 07/01/2028	500	520
4.450% due 04/15/2042	2,000	2,004
4.500% due 07/01/2040	1,700	1,734
4.550% due 07/01/2030	9,100	9,885
Piedmont Natural Gas Co., Inc. 3.350% due 06/01/2050	300	326
Plains All American Pipeline LP
3.600% due 11/01/2024	7,987	8,247
3.650% due 06/01/2022	650	666
3.850% due 10/15/2023	225	236
San Diego Gas & Electric Co. 3.320% due 04/15/2050	3,200	3,504
SES S.A. 3.600% due 04/04/2023	1,700	1,755
Shell International Finance BV 3.250% due 04/06/2050	100	105
Southern California Gas Co. 4.300% due 01/15/2049	3,500	4,457
		84,049
Total Corporate Bonds & Notes (Cost $1,070,122)		1,145,864
MUNICIPAL BONDS & NOTES 1.8%
CALIFORNIA 0.3%
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2020 3.706% due 05/15/2120	6,000	6,379
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	2,191	3,202
University of California Revenue Bonds, Series 2015 4.767% due 05/15/2115	2,100	2,993
		12,574
FLORIDA 0.2%
Palm Beach County, Florida Revenue Bonds, Series 2013 5.250% due 11/01/2043	7,520	8,588
ILLINOIS 0.2%
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	6,800	7,709
NEW JERSEY 0.3%
New Jersey Economic Development Authority Revenue Notes, Series 2017 3.800% due 07/01/2022	1,000	1,023
Rutgers The State University of New Jersey Revenue Bonds, Series 2019 3.915% due 05/01/2119	7,900	10,122
		11,145
NEW YORK 0.3%
Port Authority of New York & New Jersey Revenue Bonds, Series 2015 4.810% due 10/15/2065	1,000	1,340
Port Authority of New York & New Jersey Revenue Bonds, Series 2019 3.287% due 08/01/2069	7,500	7,660
		9,000
TEXAS 0.2%
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 3.922% due 12/31/2049	4,200	4,762
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	1,700	1,707
		6,469
VIRGINIA 0.2%
University of Virginia Revenue Bonds, Series 2017 4.179% due 09/01/2117	870	1,222
University of Virginia Revenue Bonds, Series 2019 3.227% due 09/01/2119	5,300	5,791
		7,013
WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047	3,220	3,448

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

Total Municipal Bonds & Notes (Cost $58,008)		65,946
U.S. GOVERNMENT AGENCIES 48.2%
Fannie Mae
0.000% due 07/25/2031 - 02/25/2040 (b)(d)	160	151
0.633% due 08/25/2022 ~(a)	10,331	70
2.468% due 09/01/2034 •	33	32
2.500% due 03/25/2033	1	1
2.670% due 12/01/2028 •	196	196
3.000% due 03/25/2033 - 04/25/2043	10	12
3.360% due 01/01/2037 •	16	16
3.500% due 06/25/2042 - 05/25/2043	616	704
3.695% due 04/01/2036 •	9	10
3.905% due 11/01/2035 •	2	2
4.000% due 10/01/2026 - 07/01/2044	2,290	2,423
4.085% due 10/01/2035 •	3	3
4.500% due 09/01/2023 - 06/01/2051	2,350	2,524
5.000% due 05/01/2026 - 11/01/2039	1,542	1,656
5.500% due 12/01/2031 - 04/01/2039	1,313	1,438
5.852% due 09/25/2042 •(a)	48,940	9,084
6.000% due 05/25/2031 - 09/01/2037	1,514	1,704
6.272% due 04/25/2040 •(a)	69	12
6.500% due 01/01/2036 - 05/01/2038	107	121
6.793% due 05/25/2042 •	206	254
7.000% due 10/01/2020 - 03/01/2038	70	82
7.052% due 05/25/2036 •(a)	1,391	272
7.500% due 10/01/2037	78	92
20.579% due 01/25/2036 •	148	209
23.404% due 07/25/2023 •	5	6
Freddie Mac
0.000% due 01/15/2033 - 07/15/2039 (b)(d)	709	690
2.753% due 07/01/2036 •	13	14
2.945% due 10/01/2036 •	1	1
3.000% due 01/01/2043 - 04/01/2043	18	20
3.168% due 06/15/2040 ~(a)	14,752	731
3.414% due 12/01/2031 •	67	67
3.500% due 12/15/2028 (a)	2,069	131
3.500% due 10/01/2033 - 04/01/2049	133,655	142,217
3.990% due 11/01/2023 •	1	1
4.000% due 09/01/2033 - 06/01/2049	160,703	172,221
4.500% due 02/01/2034 - 02/01/2045	7,241	8,108
4.878% due 05/15/2041 •	1,872	2,064
5.000% due 03/01/2033 - 07/15/2041	582	657
5.000% due 08/15/2039 (a)	12	0
5.250% due 04/15/2033	30	34
5.500% due 01/01/2023 - 10/01/2037	1,843	2,070
6.000% due 01/01/2034 - 08/01/2037	144	158
6.500% due 01/01/2037 - 07/01/2037	26	28
6.789% due 06/15/2042 •	1,684	2,003
8.500% due 12/01/2022 - 03/01/2023	19	20
9.000% due 12/01/2025 - 08/01/2030	5	5
9.500% due 01/01/2025	9	9
9.595% due 01/15/2041 •	5,689	7,264
10.000% due 12/01/2020 - 04/01/2025	2	2
18.870% due 10/15/2023 •	63	76
19.243% due 05/15/2033 •	46	71
Ginnie Mae
3.000% due 05/20/2050	8,862	9,316
3.500% due 12/20/2040 - 03/20/2047	19,352	21,018
4.000% due 09/20/2040 - 06/15/2047	38,438	41,027
4.500% due 08/20/2038 - 02/20/2047	3,233	3,466
4.750% due 01/20/2035	42	50
5.000% due 03/20/2034 - 05/20/2047	687	747
5.500% due 04/16/2034 - 11/20/2038	62	70
6.000% due 08/20/2038 - 02/20/2039	85	92
6.500% due 12/20/2038	27	30
Ginnie Mae, TBA 3.000% due 12/01/2050	7,000	7,326
Tennessee Valley Authority STRIPS
0.000% due 06/15/2038 (d)	2,500	1,764
4.250% due 09/15/2065	10,000	15,203
Uniform Mortgage-Backed Security
2.500% due 06/01/2050 - 10/01/2050	202,664	212,791
3.000% due 03/01/2050 - 07/01/2050	198,647	208,632
3.500% due 09/01/2045 - 08/01/2049	130,514	138,226
4.000% due 12/01/2020 - 08/01/2049	161,863	174,944
4.500% due 05/01/2021 - 02/01/2049	46,720	51,295
4.750% due 09/01/2033	134	146
5.000% due 01/01/2021 - 09/01/2025	135	142
7.000% due 09/01/2021 - 01/01/2023	350	362
7.500% due 10/01/2021 - 01/01/2022	15	16
Uniform Mortgage-Backed Security, TBA
2.000% due 12/01/2050	126,900	130,643

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

2.500% due 11/01/2050 - 12/01/2050	406,278	424,898
Total U.S. Government Agencies (Cost $1,772,254)		1,801,940
U.S. TREASURY OBLIGATIONS 6.0%
U.S. Treasury Bonds
2.250% due 08/15/2049	144,600	172,001
2.375% due 11/15/2049 (i)(k)(m)	41,100	50,192
3.000% due 02/15/2049 (k)	2,000	2,734
Total U.S. Treasury Obligations (Cost $189,567)		224,927
NON-AGENCY MORTGAGE-BACKED SECURITIES 6.9%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040	9,800	9,815
American Home Mortgage Investment Trust 1.810% due 09/25/2045 •	7	7
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/2053	4,600	5,055
BAMLL Commercial Mortgage Securities Trust 1.352% due 03/15/2034 •	5,385	5,102
Banc of America Alternative Loan Trust 6.500% due 04/25/2036 ^	1,082	1,122
Banc of America Funding Trust 0.315% due 08/27/2036 ~	8,618	7,753
BBCMS Mortgage Trust 4.314% due 12/15/2051	1,000	1,200
BCAP LLC Trust 0.298% due 05/25/2047 ^•	3,184	2,981
Bear Stearns ALT-A Trust 0.788% due 04/25/2034 •	27	27
Chase Mortgage Finance Trust 6.000% due 05/25/2036	5,067	3,683
ChaseFlex Trust 6.500% due 02/25/2037	4,545	2,492
Citigroup Commercial Mortgage Trust
3.209% due 05/10/2049	7,800	8,637
3.778% due 09/10/2058	8,100	9,089
Citigroup Mortgage Loan Trust
0.948% due 08/25/2035 ^•	878	802
3.228% due 09/25/2059 þ	3,604	3,641
Citigroup Mortgage Loan Trust, Inc. 5.500% due 08/25/2034	2,742	2,883
Countrywide Alternative Loan Trust
0.328% due 05/25/2047 •	253	233
0.398% due 06/25/2037 ^•	735	565
0.476% due 12/20/2035 •	4,729	4,383
5.500% due 07/25/2035	1,661	1,518
5.500% due 08/25/2035	521	518
5.500% due 12/25/2035	1,110	1,040
5.500% due 02/25/2036	2,214	2,158
5.750% due 05/25/2036	501	343
6.000% due 04/25/2037	4,964	5,055
6.250% due 08/25/2036	446	372
Countrywide Home Loan Mortgage Pass-Through Trust
0.688% due 03/25/2035 •	113	111
3.276% due 03/20/2036 ~	965	936
3.377% due 11/25/2037 ~	3,903	3,760
3.580% due 02/20/2036 ~	1,126	1,084
Countrywide Home Loan Reperforming REMIC Trust 0.488% due 01/25/2036 •	2,367	2,267
Credit Suisse First Boston Mortgage Securities Corp.
0.798% due 11/25/2031 •	35	23
3.342% due 11/25/2034 ~	33	34
Credit Suisse Mortgage Capital Certificates
3.507% due 08/26/2058	4,539	4,577
6.000% due 07/25/2037 ^	851	815
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.500% due 03/25/2037	1,125	923
6.421% due 10/25/2037 ~	4,441	3,742
Credit Suisse Mortgage Capital Trust
2.691% due 03/25/2060 «~	5,100	5,099
3.050% due 10/27/2059 ~	6,399	6,445
3.322% due 10/25/2058 ~	3,659	3,694
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.388% due 01/25/2047 •	4,358	3,677
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.431% due 02/25/2036 ~	210	209
5.665% due 02/25/2036 ~	1,947	1,945
Exantas Capital Corp. 2.675% due 04/17/2037 •	2,400	2,403
GCAT LLC 2.981% due 09/25/2025 «þ	6,100	6,102
Great Hall Mortgages PLC 0.363% due 06/18/2039 •	2,358	2,291

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

GSMPS Mortgage Loan Trust 0.498% due 01/25/2036 •	2,712	2,209
GSR Mortgage Loan Trust
3.337% due 09/25/2034 ~	239	240
3.350% due 11/25/2035 ~	16	16
3.783% due 01/25/2036 ~	2,003	1,986
6.000% due 03/25/2036	5,757	3,720
6.500% due 05/25/2036	808	393
HarborView Mortgage Loan Trust
0.346% due 01/19/2038 •	4,900	4,455
0.361% due 12/19/2036 •	2,839	2,500
0.696% due 03/19/2035 •	1,731	1,691
HomeBanc Mortgage Trust 0.478% due 10/25/2035 •	790	791
Impac Secured Assets Trust 0.348% due 11/25/2036 •	3,455	3,186
IndyMac Mortgage Loan Trust 3.303% due 09/25/2036 ~	2,030	1,642
JPMorgan Alternative Loan Trust 3.619% due 12/25/2035 ^~	687	577
JPMorgan Chase Commercial Mortgage Securities Trust 3.648% due 12/15/2049 ~	3,700	4,219
JPMorgan Mortgage Trust
3.462% due 07/25/2035 ~	27	27
3.818% due 02/25/2036 ^~	1,132	998
6.000% due 08/25/2037 ^	1,054	777
6.500% due 01/25/2036 ^	6,213	5,080
JPMorgan Resecuritization Trust 5.451% due 07/27/2037 ~	12	12
Key Commercial Mortgage Securities Trust 2.233% due 09/16/2052 «	10,000	10,292
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ	4,943	4,969
Lehman XS Trust
0.328% due 12/25/2036 •	4,742	4,681
0.338% due 11/25/2046 •	4,047	3,669
2.019% due 11/25/2035 •	57	56
MASTR Adjustable Rate Mortgages Trust
0.218% due 04/25/2034 ~	1,049	976
2.195% (US0012M + 1.750%) due 12/25/2035 ~	6,885	6,828
3.453% due 03/25/2035 ~	349	349
Merrill Lynch Mortgage Investors Trust
0.708% due 07/25/2029 •	412	396
3.050% due 05/25/2029 ~	15	15
Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~	6,489	6,784
2.750% due 08/25/2059 ~	1,609	1,687
Morgan Stanley Mortgage Loan Trust 2.746% due 06/25/2036 ~	3,876	3,978
Nomura Asset Acceptance Corp. Alternative Loan Trust 0.398% due 06/25/2037 •	3,608	2,901
Nomura Resecuritization Trust 6.500% due 10/26/2037	2,731	2,010
RBSGC Mortgage Loan Trust 0.528% due 12/25/2034 •	1,874	1,587
Residential Accredit Loans, Inc. Trust 6.000% due 06/25/2036	2,221	2,162
Residential Asset Securitization Trust
0.698% due 08/25/2033 •	36	33
5.500% due 08/25/2034	1,854	1,955
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2036 ^	874	862
Sequoia Mortgage Trust
0.506% due 07/20/2033 •	34	32
0.592% due 02/20/2035 •	865	852
Thornburg Mortgage Securities Trust
1.622% due 06/25/2037 •	329	308
2.846% due 10/25/2046 •	2,267	2,224
Verus Securitization Trust
3.035% due 03/25/2060 ~	100	103
3.889% due 03/25/2060 ~	300	314
WaMu Mortgage Pass-Through Certificates Trust 2.182% due 10/25/2046 •	1,797	1,693
Wells Fargo Commercial Mortgage Trust
2.448% due 06/15/2053	13,900	15,036
3.451% due 02/15/2048	3,500	3,819
Wells Fargo Mortgage-Backed Securities Trust
3.135% due 08/25/2036 ^~	551	525
4.244% due 12/28/2037 ~	3,239	3,051

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

Worldwide Plaza Trust 3.526% due 11/10/2036	8,900	9,808
Total Non-Agency Mortgage-Backed Securities (Cost $258,603)		259,085
ASSET-BACKED SECURITIES 10.8%
AASET Trust 3.967% due 05/16/2042	2,095	1,915
AASET U.S. Ltd. 3.844% due 01/16/2038	2,569	2,399
ACE Securities Corp. Home Equity Loan Trust 0.398% due 10/25/2036 •	5,806	3,450
Adams Mill CLO Ltd. 1.375% due 07/15/2026 •	753	750
Aegis Asset-Backed Securities Trust 0.628% due 08/25/2035 •	373	366
ALESCO Preferred Funding Ltd.
0.973% due 09/23/2038 •	3,061	2,877
2.258% due 12/23/2036 •	1,636	1,489
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 3.229% due 06/25/2033 •	4,099	4,158
Anchorage Capital CLO Ltd.
0.000% due 10/20/2031 •(c)	3,000	3,000
1.645% due 07/15/2032 •	3,000	2,990
Arbor Realty Commercial Real Estate Notes Ltd. 1.302% due 05/15/2037 •	6,500	6,443
Argent Securities Trust 0.338% due 03/25/2036 •	4,439	4,094
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.378% due 01/25/2036 •	1,881	1,795
Asset-Backed Funding Certificates Trust
0.288% due 10/25/2036 •	2,031	1,921
0.388% due 09/25/2036 •	3,913	3,652
Asset-Backed Securities Corp. Home Equity Loan Trust
0.958% due 06/25/2034 •	3,336	3,228
3.377% due 08/15/2032 •	485	480
Atrium Corp. 1.088% due 04/22/2027 •	1,879	1,871
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ	3,601	3,613
Bear Stearns Asset-Backed Securities Trust
0.378% due 11/25/2036 •	3,200	2,558
1.048% due 03/25/2034 •	2,924	2,900
1.123% due 12/25/2034 •	2,867	2,809
1.348% due 08/25/2043 •	828	829
BlueMountain CLO Ltd. 1.772% due 07/18/2027 •	1,700	1,675
Bowman Park CLO Ltd. 1.436% due 11/23/2025 •	690	689
Carrington Mortgage Loan Trust
0.308% due 10/25/2036 •	3,396	2,907
1.198% due 05/25/2035 •	5,100	4,850
1.513% due 10/17/2029 •	14,300	14,278
Castlelake Aircraft Securitization Trust 4.125% due 06/15/2043	1,571	1,490
Cent CLO Ltd. 1.925% due 10/15/2026 •	2,000	1,981
CIT Mortgage Loan Trust
1.498% due 10/25/2037 •	2,391	2,402
1.648% due 10/25/2037 •	5,000	4,997
Citigroup Mortgage Loan Trust
0.308% due 09/25/2036 •	1,582	1,378
6.164% due 05/25/2036 þ	5,205	2,802
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates 1.123% due 05/25/2035 •	7,301	7,045
Citigroup Mortgage Loan Trust, Inc.
0.408% due 03/25/2037 •	350	322
1.048% due 01/25/2036 •	1,780	1,672
CLNC FL1 Ltd. 1.406% due 08/20/2035 •	5,000	4,907
Countrywide Asset-Backed Certificates
0.288% due 06/25/2035 •	4,434	4,083
0.368% due 09/25/2037 ^•	3,489	3,200
0.378% due 04/25/2047 •	6,800	5,603
1.423% due 10/25/2034 •	271	270
Countrywide Asset-Backed Certificates Trust, Inc. 1.198% due 09/25/2034 •	1,590	1,556
Credit Suisse Mortgage Capital Trust 4.125% due 07/25/2058 ~	1,625	1,633
EMC Mortgage Loan Trust 1.248% due 08/25/2040 •	1,666	1,644
First Franklin Mortgage Loan Asset-Backed Certificates 0.973% due 05/25/2034 •	2,614	2,573
First Franklin Mortgage Loan Trust
0.308% due 10/25/2036 •	4,745	3,822
0.448% due 11/25/2035 •	429	420

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

1.333% due 12/25/2034 •	1,475	1,370
Flagship CLO Ltd. 1.121% due 01/16/2026 •	2,574	2,572
Fremont Home Loan Trust 1.198% due 11/25/2034 •	613	604
GSAA Home Equity Trust 0.368% due 03/25/2047 •	3,669	1,846
GSAMP Trust 0.898% due 01/25/2034 •	1,417	1,371
Halcyon Loan Advisors Funding Ltd.
1.192% due 04/20/2027 •	930	927
1.358% due 10/22/2025 •	1,370	1,368
Home Equity Asset Trust 0.388% due 08/25/2037 •	2,343	2,279
Home Equity Mortgage Loan Asset-Backed Trust
0.338% due 07/25/2037 •	9,426	5,213
0.388% due 11/25/2036 •	6,658	5,799
Horizon Aircraft Finance Ltd. 3.721% due 07/15/2039	4,715	4,448
IXIS Real Estate Capital Trust 0.778% due 02/25/2036 •	2,976	2,986
Jamestown CLO Ltd. 0.965% due 07/15/2026 •	256	256
JPMorgan Mortgage Acquisition Corp. 0.538% due 05/25/2035 •	6,000	5,949
JPMorgan Mortgage Acquisition Trust
0.448% due 07/25/2036 •	1,510	1,388
0.528% due 07/25/2036 •	1,100	1,031
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042	4,190	3,743
Legacy Mortgage Asset Trust
3.438% due 05/25/2059 þ	4,549	4,604
3.750% due 04/25/2059 þ	8,022	8,243
Lehman XS Trust
0.318% due 12/25/2036 •	309	390
4.821% due 06/25/2036 þ	3,064	3,151
5.760% due 11/25/2035 þ	4,465	2,872
Long Beach Mortgage Loan Trust 1.048% due 06/25/2035 •	2,590	2,589
Loomis Sayles CLO Ltd. 1.175% due 04/15/2028 •	5,134	5,092
Lunar Aircraft Ltd. 3.376% due 02/15/2045	2,598	2,433
M360 Advisors LLC 4.395% due 07/24/2028	2,472	2,472
Mariner CLO Ltd. 1.355% due 04/25/2031 •	3,750	3,729
Merrill Lynch Mortgage Investors Trust 4.052% due 02/25/2037 ^þ	13,217	2,776
METAL LLC 4.581% due 10/15/2042	3,084	2,345
Mid-State Capital Corp. Trust 6.005% due 08/15/2037	23	24
Mid-State Trust 6.340% due 12/15/2036	3,259	3,461
Morgan Stanley ABS Capital, Inc. Trust
0.218% due 10/25/2036 •	89	54
0.278% due 01/25/2037 •	2,161	1,320
0.288% due 05/25/2037 •	168	146
0.298% due 10/25/2036 •	358	236
0.368% due 11/25/2036 •	3,593	2,280
0.398% due 07/25/2036 •	1,789	996
0.398% due 08/25/2036 •	16,872	10,682
0.928% due 01/25/2035 •	252	248
1.398% due 07/25/2037 •	6,420	5,899
Morgan Stanley Mortgage Loan Trust 5.965% due 09/25/2046 ^þ	3,354	1,716
Mountain View CLO Ltd.
1.075% due 10/15/2026 •	2,745	2,729
1.361% due 10/16/2029 •	3,600	3,592
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.658% due 05/25/2035 •	1,300	1,190
Option One Mortgage Loan Trust 0.328% due 04/25/2037 •	2,710	1,753
Palmer Square Loan Funding Ltd.
1.053% due 02/20/2028 •	8,166	8,127
1.103% due 08/20/2027 •	7,205	7,191
Raptor Aircraft Finance LLC 4.213% due 08/23/2044	2,307	2,063
Renaissance Home Equity Loan Trust
0.528% due 11/25/2035 •	1,022	919
5.586% due 11/25/2036 þ	683	385
5.608% due 05/25/2036 þ	3,351	2,341
6.120% due 11/25/2036 þ	1,203	741
Residential Asset Mortgage Products Trust 2.173% due 03/25/2032 •	1,173	1,144

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

Residential Asset Securities Corp. Trust
0.298% due 07/25/2036 •	1,075	1,063
0.368% due 02/25/2037 •	5,500	5,133
S-Jets Ltd. 3.967% due 08/15/2042	5,070	4,642
Santander Retail Auto Lease Trust 2.510% due 01/26/2032	3,500	3,712
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040	3,488	3,252
Saxon Asset Securities Trust
0.928% due 05/25/2035 •	595	551
0.943% due 03/25/2035 ^•	987	968
1.898% due 12/25/2037 •	1,055	1,052
Securitized Asset-Backed Receivables LLC Trust 0.438% due 12/25/2035 •	3,862	3,782
SLM Private Credit Student Loan Trust 0.520% due 12/15/2039 •	3,842	3,589
SLM Student Loan Trust
0.995% due 04/25/2023 •	3,121	2,946
1.145% due 07/25/2023 •	4,805	4,578
1.745% due 04/25/2023 •	3,331	3,296
1.945% due 07/25/2023 •	2,237	2,210
Soundview Home Loan Trust 0.398% due 07/25/2037 •	5,634	4,667
Specialty Underwriting & Residential Finance Trust 1.753% due 02/25/2035 •	202	203
Sprite Ltd. 4.250% due 12/15/2037	4,520	4,126
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ	3,461	3,443
Structured Asset Investment Loan Trust
0.568% due 11/25/2035 •	4,100	4,020
0.853% due 03/25/2034 •	3,689	3,583
Structured Asset Securities Corp. Mortgage Loan Trust 1.018% due 07/25/2035 •	3,693	3,613
THL Credit Wind River CLO Ltd. 1.155% due 01/15/2026 •	1,365	1,360
TICP CLO Ltd. 1.112% due 04/20/2028 •	8,541	8,523
Tralee CLO Ltd. 1.302% due 10/20/2027 •	5,102	5,091
Venture CLO Ltd.
1.056% due 02/28/2026 •	1,257	1,251
1.155% due 04/15/2027 •	8,637	8,559
1.286% due 08/28/2029 •	13,000	12,919
1.502% due 04/20/2029 •	4,000	3,988
Vertical Bridge Holdings LLC 2.636% due 09/15/2050 «	8,000	7,995
WaMu Asset-Backed Certificates WaMu Trust 0.373% due 05/25/2037 •	3,173	2,982
WAVE LLC 3.597% due 09/15/2044	4,732	4,436
Wells Fargo Home Equity Asset-Backed Securities Trust
0.648% due 12/25/2035 •	3,100	3,009
2.698% due 04/25/2035 •	131	133
WhiteHorse Ltd. 1.433% due 07/17/2026 •	720	720
Total Asset-Backed Securities (Cost $402,063)		406,264
SOVEREIGN ISSUES 0.5%
Mexico Government International Bond 5.750% due 10/12/2110	4,000	4,629
Qatar Government International Bond
3.875% due 04/23/2023	4,000	4,302
4.817% due 03/14/2049	250	337
Saudi Government International Bond 4.000% due 04/17/2025	9,500	10,574
Total Sovereign Issues (Cost $17,960)		19,842
	SHARES
PREFERRED SECURITIES 2.4%
BANKING & FINANCE 1.2%
Bank of America Corp. 5.875% due 03/15/2028 •(e)	5,300,000	5,727
Bank of New York Mellon Corp. 4.700% due 09/20/2025 •(e)	2,400	2,552
Charles Schwab Corp. 5.000% due 12/01/2027 •(e)	5,500,000	5,645
5.375% due 06/01/2025 •(e)	2,000	2,172

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

Farm Credit Bank of Texas 5.700% due 09/15/2025 •(e)	4,250,000	4,473
JPMorgan Chase & Co.
5.000% due 08/01/2024 •(e)	4,100,000	4,096
6.100% due 10/01/2024 •(e)	7,700,000	8,102
MetLife, Inc. 3.825% (US0003M + 3.575%) due 11/02/2020 ~(e)	500,000	491
State Street Corp. 3.847% (US0003M + 3.597%) due 12/15/2020 ~(e)	500	497
5.625% due 12/15/2023 •(e)	5,000,000	5,166
Truist Financial Corp. 5.100% due 03/01/2030 •(e)	3,500	3,792
U.S. Bancorp 5.300% due 04/15/2027 •(e)	700,000	757
Wells Fargo & Co. 5.875% due 06/15/2025 •(e)	700,000	755
		44,225
INDUSTRIALS 0.3%
Energy Transfer Operating LP 6.750% due 05/15/2025 •(e)	3,000,000	2,318
General Electric Co. 5.000% due 01/21/2021 •(e)	9,200,000	7,345
		9,663
UTILITIES 0.9%
AT&T Mobility LLC 7.000% due 10/20/2022 «(e)(g)	1,196,060	32,355
Total Preferred Securities (Cost $86,402)		86,243
SHORT-TERM INSTRUMENTS 8.2%
REPURCHASE AGREEMENTS (h) 8.2%		305,000
Total Short-Term Instruments (Cost $305,000)		305,000
Total Investments in Securities (Cost $4,180,443)		4,335,069
Total Investments 115.9% (Cost $4,180,443)		$4,335,069
Financial Derivative Instruments (j)(l) (0.0)%(Cost or Premiums, net $(1,014))		(148)
Other Assets and Liabilities, net (15.9)%		(593,889)
Net Assets 100.0%		$3,741,032

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AT&T Mobility LLC	7.000%	10/20/2022	09/24/2020	$32,351	$32,355	0.86%
Morgan Stanley	7.500	04/02/2032	02/11/2022	7,676	8,050	0.22
$40,027	$40,405	1.08%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	0.110%	09/30/2020	10/01/2020	$56,200	U.S. Treasury Notes 1.750% due 06/15/2022	$(57,330)	$56,200	$56,200
0.110	10/01/2020	10/02/2020	102,700	U.S. Treasury Bonds 1.125% due 05/15/2040	(104,496)	102,700	102,700
0.120	09/17/2020	10/01/2020	50,000	U.S. Treasury Bonds 3.000% due 11/15/2044	(50,916)	50,000	50,003
JPS	0.110	09/30/2020	10/01/2020	18,600	U.S. Treasury Bonds 3.000% due 11/15/2044	(18,849)	18,600	18,600
0.110	10/01/2020	10/02/2020	6,300	U.S. Treasury Bonds 3.000% due 11/15/2044	(6,426)	6,300	6,300
NOM	0.100	09/30/2020	10/01/2020	71,200	U.S. Treasury Bonds 3.375% due 11/15/2048	(72,065)	71,200	71,200
Total Repurchase Agreements	$(310,082)	$305,000	$305,003
(i)	Securities with an aggregate market value of $383 have been pledged as collateral under the terms of master agreements as of September 30, 2020.
(1)	Includes accrued interest.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
United Kingdom Long Gilt December Futures	12/2020	597	$(104,851)	$103	$347	$(177)
Total Futures Contracts	$103	$347	$(177)

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Rolls-Royce PLC	1.000%	Quarterly	06/20/2025	5.037%	EUR	6,000	$(982)	$(169)	$(1,151)	$0	$(27)
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.275%	Semi-Annual	03/03/2025	CAD	46,700	$0	$882	$882	$0	$(14)
Pay	3-Month CAD-Bank Bill	1.276	Semi-Annual	03/03/2025	28,000	0	530	530	0	(9)
Pay	3-Month CAD-Bank Bill	1.290	Semi-Annual	03/03/2025	14,000	0	271	271	0	(4)
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025	42,400	29	714	743	0	(13)
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029	3,500	148	72	220	0	(2)
$177	$2,469	$2,646	$0	$(42)
Total Swap Agreements	$(805)	$2,300	$1,495	$0	$(69)
(k)

Securities with an aggregate market value of $9,689 and cash of $4800 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2020.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BPS	10/2020	EUR	875	$1,048	$22	$0
BRC	10/2020	$1,456	GBP	1,093	0	(45)
HUS	10/2020	GBP	1,185	$1,532	3	0
SSB	10/2020	1,574	2,091	60	0
Total Forward Foreign Currency Contracts	$85	$(45)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Petroleos Mexicanos	1.000%	Quarterly	06/20/2022	4.831%	$5,000	$(252)	$(64)	$0	$(316)
GST	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	1.921	500	43	(16)	27	0
Total Swap Agreements	$(209)	$(80)	$27	$(316)
(m)

Securities with an aggregate market value of $474 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2020.

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$12,540	$7,418	$19,958
Corporate Bonds & Notes
Banking & Finance	0	648,322	0	648,322
Industrials	0	413,493	0	413,493
Utilities	0	84,049	0	84,049
Municipal Bonds & Notes
California	0	12,574	0	12,574
Florida	0	8,588	0	8,588
Illinois	0	7,709	0	7,709
New Jersey	0	11,145	0	11,145
New York	0	9,000	0	9,000
Texas	0	6,469	0	6,469
Virginia	0	7,013	0	7,013
West Virginia	0	3,448	0	3,448
U.S. Government Agencies	0	1,801,940	0	1,801,940
U.S. Treasury Obligations	0	224,927	0	224,927
Non-Agency Mortgage-Backed Securities	0	237,592	21,493	259,085
Asset-Backed Securities	0	398,269	7,995	406,264
Sovereign Issues	0	19,842	0	19,842
Preferred Securities
Banking & Finance	0	44,225	0	44,225
Industrials	0	9,663	0	9,663
Utilities	0	0	32,355	32,355
Short-Term Instruments
Repurchase Agreements	0	305,000	0	305,000
Total Investments	$0	$4,265,808	$69,261	$4,335,069
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	347	0	0	347
Over the counter	0	112	0	112
$347	$112	$0	$459
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(177)	(69)	0	(246)
Over the counter	0	(361)	0	(361)
$(177)	$(430)	$0	$(607)
Total Financial Derivative Instruments	$170	$(318)	$0	$(148)
Totals	$170	$4,265,490	$69,261	$4,334,921

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2020:
Category and Subcategory	Beginning Balance at 06/30/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2020(1)
Investments in Securities, at Value
Loan Participations and Assignments	$7,413	$0	$0	$4	$0	$0	$0	$0	$7,417	$0
Non-Agency Mortgage-Backed Securities	0	21,500	0	0	0	(7)	0	0	21,493	(7)

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

Asset-Backed Securities	0	8,000	0	0	0	(5)	0	0	7,995	(5)
Preferred Securities
Utilities	0	32,351	0	0	0	5	0	0	32,356	5
Totals	$7,413	$61,851	$0	$4	$0	$(7)	$0	$0	$69,261	$(7)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 09/30/2020	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments		$2,412	Proxy Pricing			Base Price			100.750	—
		5,005	Third Party Vendor			Broker Quote			100.100	—
Non-Agency Mortgage-Backed Securities		21,493	Proxy Pricing			Base Price			99.999 - 102.999	101.436
Asset-Backed Securities		7,995	Proxy Pricing			Base Price			100.000	—
Preferred Securities
Utilities		32,356	Recent Transaction			Purchase Price			$27.048	—
Total		$69,261
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.8% ¤
U.S. TREASURY OBLIGATIONS 99.4%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 01/15/2022	$6,772	$6,880
0.125% due 07/15/2022	5,304	5,441
0.125% due 01/15/2023	4,957	5,109
0.125% due 07/15/2024	1,761	1,863
0.125% due 07/15/2026	2,279	2,472
0.125% due 01/15/2030	1,406	1,554
0.250% due 07/15/2029	1,821	2,037
0.250% due 02/15/2050	860	1,014
0.375% due 07/15/2025	5,705	6,194
0.375% due 01/15/2027	5,160	5,679
0.500% due 01/15/2028	758	851
0.625% due 01/15/2024	8,238	8,756
0.750% due 07/15/2028	1,638	1,887
0.750% due 02/15/2042	4,681	5,887
0.750% due 02/15/2045	635	808
0.875% due 02/15/2047	1,285	1,708
1.000% due 02/15/2046	1,995	2,690
1.000% due 02/15/2048	1,290	1,778
1.000% due 02/15/2049	908	1,266
1.375% due 02/15/2044	2,351	3,342
1.750% due 01/15/2028	6,363	7,753
2.000% due 01/15/2026	5,530	6,516
2.125% due 02/15/2040	1,825	2,796
2.375% due 01/15/2025	6,091	7,072
2.500% due 01/15/2029	5,344	6,983
3.375% due 04/15/2032	2,405	3,650
Total U.S. Treasury Obligations (Cost $96,391)		101,986
SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (b) 0.4%		373
Total Short-Term Instruments (Cost $373)		373
Total Investments in Securities (Cost $96,764)		102,359
Total Investments 99.8% (Cost $96,764)		$102,359
Other Assets and Liabilities, net 0.2%		179
Net Assets 100.0%		$102,538

Schedule of Investments PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2020	10/01/2020	$373	U.S. Treasury Notes 1.750% due 04/30/2022		$(381)	$373	$373
Total Repurchase Agreements							$(381)	$373	$373
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
U.S. Treasury Obligations					$0	$101,986	$0	$101,986
Short-Term Instruments
Repurchase Agreements					0	373	0	373
Total Investments					$0	$102,359	$0	$102,359

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 152.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Qatar National Bank SAQ 1.153% (LIBOR03M + 0.900%) due 12/22/2020 «~	$1,000	$999
State of Qatar 1.156% (LIBOR03M + 0.800%) due 12/21/2020 «~	1,000	1,001
Total Loan Participations and Assignments (Cost $1,999)		2,000
CORPORATE BONDS & NOTES 54.2%
BANKING & FINANCE 32.5%
AerCap Ireland Capital DAC
3.950% due 02/01/2022	750	760
4.450% due 12/16/2021	500	511
4.500% due 05/15/2021	247	252
5.000% due 10/01/2021	1,000	1,031
Air Lease Corp.
2.500% due 03/01/2021	600	604
2.750% due 01/15/2023	1,300	1,327
3.500% due 01/15/2022	1,400	1,436
Aircastle Ltd.
5.125% due 03/15/2021	1,000	1,015
5.500% due 02/15/2022	2,200	2,250
Ally Financial, Inc.
1.450% due 10/02/2023	3,300	3,294
4.125% due 02/13/2022	200	208
4.250% due 04/15/2021	1,000	1,017
4.625% due 05/19/2022	300	315
American Tower Corp.
1.300% due 09/15/2025	1,100	1,113
2.250% due 01/15/2022	600	614
Aozora Bank Ltd.
2.550% due 09/09/2022	400	412
3.810% due 09/07/2021	5,300	5,433
Assurant, Inc. 1.483% (US0003M + 1.250%) due 03/26/2021 ~	67	67
Athene Global Funding 1.534% (US0003M + 1.230%) due 07/01/2022 ~	5,082	5,123
Aviation Capital Group LLC
0.938% (US0003M + 0.670%) due 07/30/2021 ~	200	195
1.196% (US0003M + 0.950%) due 06/01/2021 ~	4,250	4,159
7.125% due 10/15/2020	750	752
Avolon Holdings Funding Ltd.
3.625% due 05/01/2022	1,500	1,475
5.125% due 10/01/2023	400	401
5.500% due 01/15/2023	1,100	1,111
Banco Santander Chile 1.456% (US0003M + 1.200%) due 11/28/2021 ~	3,000	2,990
Bank of America Corp. 1.038% (US0003M + 0.790%) due 03/05/2024 ~	500	502
Bank of New Zealand 3.500% due 02/20/2024	1,000	1,090
Barclays PLC
1.660% (US0003M + 1.380%) due 05/16/2024 ~	6,600	6,621
3.200% due 08/10/2021	800	819
4.338% due 05/16/2024 •	3,800	4,081
BGC Partners, Inc. 5.125% due 05/27/2021	250	254
BOC Aviation Ltd.
1.301% (US0003M + 1.050%) due 05/02/2021 ~	1,455	1,452
1.358% (US0003M + 1.125%) due 09/26/2023 ~	1,700	1,667
2.375% due 09/15/2021	1,000	1,007
2.750% due 09/18/2022	1,500	1,532
3.000% due 05/23/2022	1,000	1,022
Cantor Fitzgerald LP 6.500% due 06/17/2022	400	432
Citibank N.A. 2.844% due 05/20/2022 •	3,000	3,046
Citigroup, Inc.
1.214% (US0003M + 0.950%) due 07/24/2023 ~	1,500	1,511
1.380% (US0003M + 1.100%) due 05/17/2024 ~	1,000	1,009
CK Hutchison International Ltd.
1.875% due 10/03/2021	535	540

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

2.750% due 03/29/2023	440	456
3.250% due 04/11/2024	3,100	3,308
CNH Industrial Capital LLC 4.375% due 11/06/2020	1,000	1,003
Credit Suisse Group AG 1.489% due 06/12/2024 ~	4,428	4,466
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022	500	529
Danske Bank A/S
1.309% (US0003M + 1.060%) due 09/12/2023 ~	1,400	1,390
1.309% due 09/12/2023 ~	1,000	993
3.001% due 09/20/2022 •	2,950	3,008
First Abu Dhabi Bank PJSC 1.221% (US0003M + 0.950%) due 04/16/2022 ~	1,800	1,806
Five Corners Funding Trust 4.419% due 11/15/2023	400	445
Ford Motor Credit Co. LLC
1.114% (US0003M + 0.810%) due 04/05/2021 ~	500	493
1.146% (US0003M + 0.880%) due 10/12/2021 ~	200	192
4.250% due 09/20/2022	1,625	1,642
5.750% due 02/01/2021	500	505
General Motors Financial Co., Inc.
1.118% (US0003M + 0.850%) due 04/09/2021 ~	1,000	1,000
1.530% (US0003M + 1.310%) due 06/30/2022 ~	3,100	3,091
1.818% (US0003M + 1.550%) due 01/14/2022 ~	300	302
3.450% due 01/14/2022	1,516	1,555
3.550% due 07/08/2022	1,500	1,552
4.200% due 11/06/2021	1,000	1,033
Goldman Sachs Group, Inc.
1.355% (US0003M + 1.110%) due 04/26/2022 ~	2,100	2,109
3.000% due 04/26/2022	1,000	1,015
Goodman U.S. Finance Two LLC 6.000% due 03/22/2022	2,000	2,129
Harley-Davidson Financial Services, Inc.
1.181% (US0003M + 0.940%) due 03/02/2021 ~	300	300
3.550% due 05/21/2021	3,372	3,422
4.050% due 02/04/2022	500	517
HSBC Holdings PLC
1.480% (US0003M + 1.230%) due 03/11/2025 ~	500	505
1.629% (US0003M + 1.380%) due 09/12/2026 ~	1,950	1,933
3.600% due 05/25/2023	1,700	1,815
3.950% due 05/18/2024 •	2,000	2,144
Hutchison Whampoa International Ltd. 4.625% due 01/13/2022	600	628
Hyundai Capital Services, Inc. 2.875% due 03/16/2021	1,000	1,009
ICICI Bank Ltd. 5.750% due 11/16/2020	3,500	3,515
ING Groep NV 1.368% (US0003M + 1.150%) due 03/29/2022 ~	1,500	1,515
International Lease Finance Corp. 8.625% due 01/15/2022	500	538
JPMorgan Chase & Co. 3.207% due 04/01/2023 •	600	624
KEB Hana Bank 1.002% (US0003M + 0.700%) due 10/02/2022 ~	500	501
LeasePlan Corp. NV 2.875% due 10/24/2024	4,600	4,752
Lloyds Banking Group PLC 2.858% due 03/17/2023 •	2,800	2,879
Mitsubishi UFJ Financial Group, Inc.
0.848% due 09/15/2024 •	1,000	1,001
1.105% (US0003M + 0.860%) due 07/26/2023 ~	2,000	2,019
2.665% due 07/25/2022	500	519
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.250% due 09/07/2021	200	203
3.406% due 02/28/2022	700	722
Mizuho Financial Group, Inc.
0.880% (US0003M + 0.630%) due 05/25/2024 ~	2,000	2,000
1.099% (US0003M + 0.850%) due 09/13/2023 ~	750	754
1.111% (US0003M + 0.840%) due 07/16/2023 ~	1,273	1,279
1.263% (US0003M + 0.990%) due 07/10/2024 ~	1,500	1,515
Morgan Stanley
1.463% (US0003M + 1.220%) due 05/08/2024 ~	500	506
1.664% (US0003M + 1.400%) due 10/24/2023 ~	4,324	4,396
Nationwide Building Society 3.622% due 04/26/2023 •	1,600	1,663
Natwest Group PLC
1.750% (US0003M + 1.470%) due 05/15/2023 ~	6,300	6,328
4.519% due 06/25/2024 •	2,100	2,265
Navient Corp.
5.000% due 10/26/2020	800	801
5.875% due 03/25/2021	200	202
6.625% due 07/26/2021	1,200	1,220

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

Nissan Motor Acceptance Corp.
0.923% due 09/28/2022 •	3,900	3,793
1.156% (US0003M + 0.890%) due 01/13/2022 ~	500	494
2.600% due 09/28/2022	500	505
3.650% due 09/21/2021 (e)	600	612
Nomura Holdings, Inc.
1.851% due 07/16/2025	1,400	1,427
2.648% due 01/16/2025	4,893	5,155
Nordea Bank Abp 1.196% (US0003M + 0.940%) due 08/30/2023 ~	2,000	2,004
OneMain Finance Corp.
6.125% due 05/15/2022	1,300	1,352
7.750% due 10/01/2021	800	838
ORIX Corp.
2.650% due 04/13/2021	500	505
2.900% due 07/18/2022	500	518
3.200% due 01/19/2022	2,000	2,062
Park Aerospace Holdings Ltd. 3.625% due 03/15/2021	400	398
Piper Jaffray Cos.
4.740% due 10/15/2021	200	200
5.200% due 10/15/2023	600	601
QNB Finance Ltd.
1.251% (US0003M + 1.000%) due 05/02/2022 ~	4,000	3,998
1.703% (US0003M + 1.450%) due 08/11/2021 ~	600	604
2.125% due 09/07/2021	580	586
Reliance Standard Life Global Funding 2.750% due 01/21/2027	3,700	3,869
Santander Holdings USA, Inc. 4.450% due 12/03/2021	200	208
Santander UK Group Holdings PLC 2.875% due 08/05/2021	800	817
Sinochem Overseas Capital Co. Ltd. 4.500% due 11/12/2020	1,000	1,005
SL Green Operating Partnership LP 1.260% (US0003M + 0.980%) due 08/16/2021 ~	200	199
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021	3,061	3,088
3.000% due 07/15/2022	200	204
3.550% due 04/15/2024	1,500	1,575
4.125% due 07/15/2023	900	952
Standard Chartered PLC
1.450% (US0003M + 1.200%) due 09/10/2022 ~	1,900	1,906
2.744% due 09/10/2022 •	3,000	3,048
Starwood Property Trust, Inc. 3.625% due 02/01/2021	1,000	1,003
State Bank of India 4.000% due 01/24/2022	400	412
Synchrony Financial 2.850% due 07/25/2022	3,700	3,812
UBS Group AG
1.008% due 07/30/2024 •	1,700	1,705
1.230% (US0003M + 0.950%) due 08/15/2023 ~	500	503
Union National Bank PJSC 2.750% due 10/05/2021	4,400	4,479
Wells Fargo & Co. 1.491% (US0003M + 1.230%) due 10/31/2023 ~	3,500	3,544
Weyerhaeuser Co. 7.125% due 07/15/2023	1,600	1,867
		212,310
INDUSTRIALS 17.9%
AbbVie, Inc. 2.300% due 11/21/2022	2,000	2,070
American Airlines Pass-Through Trust 4.000% due 01/15/2027	545	455
Arrow Electronics, Inc. 3.500% due 04/01/2022	900	931
Bacardi Ltd. 4.500% due 01/15/2021	3,800	3,805
BAT Capital Corp.
2.764% due 08/15/2022	2,600	2,696
3.557% due 08/15/2027	1,017	1,100
Boeing Co.
2.300% due 08/01/2021	2,600	2,635
2.700% due 05/01/2022	2,500	2,550
Boral Finance Pty. Ltd. 3.000% due 11/01/2022	1,400	1,431
Boston Scientific Corp. 3.450% due 03/01/2024	500	542
Broadcom Corp. 2.200% due 01/15/2021	400	402

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

Broadcom, Inc.
3.459% due 09/15/2026	3,738	4,101
4.250% due 04/15/2026	600	677
Carrier Global Corp. 2.242% due 02/15/2025	2,000	2,087
Central Nippon Expressway Co. Ltd.
1.061% due 03/03/2022 •	500	502
1.099% (US0003M + 0.850%) due 09/14/2021 ~	500	500
2.849% due 03/03/2022	1,000	1,029
Charter Communications Operating LLC
1.901% (US0003M + 1.650%) due 02/01/2024 ~	2,700	2,764
4.464% due 07/23/2022	2,000	2,118
4.500% due 02/01/2024	500	555
Cigna Corp. 3.750% due 07/15/2023	665	721
Conagra Brands, Inc. 4.300% due 05/01/2024	500	558
Continental Airlines Pass-Through Trust 5.983% due 10/19/2023	1,214	1,192
Cox Communications, Inc. 3.250% due 12/15/2022	300	316
Crown Castle Towers LLC 3.222% due 05/15/2042	800	812
Daimler Finance North America LLC 0.799% (US0003M + 0.550%) due 05/04/2021 ~	1,300	1,301
Dell International LLC
4.420% due 06/15/2021	400	410
4.900% due 10/01/2026	1,700	1,924
5.450% due 06/15/2023	500	548
Delta Air Lines, Inc. 3.625% due 03/15/2022	900	885
Energy Transfer Operating LP 4.250% due 03/15/2023	500	520
Equifax, Inc.
1.150% (US0003M + 0.870%) due 08/15/2021 ~	800	803
3.600% due 08/15/2021	1,200	1,232
ERAC USA Finance LLC 4.500% due 08/16/2021	1,000	1,034
GATX Corp. 0.969% (US0003M + 0.720%) due 11/05/2021 ~	500	499
General Mills, Inc. 6.610% due 10/15/2022	500	501
Gilead Sciences, Inc. 1.200% due 10/01/2027	2,900	2,908
Hyundai Capital America
1.217% (US0003M + 0.940%) due 07/08/2021 ~	900	901
1.217% due 07/08/2021 •	580	581
2.450% due 06/15/2021	407	411
2.850% due 11/01/2022	1,900	1,966
3.450% due 03/12/2021	1,750	1,770
Imperial Brands Finance PLC
3.125% due 07/26/2024	1,700	1,800
3.500% due 02/11/2023	500	523
3.750% due 07/21/2022	3,000	3,136
Kansas City Southern
3.000% due 05/15/2023	1,100	1,132
3.125% due 06/01/2026	700	735
Kia Motors Corp. 2.625% due 04/21/2021	700	706
Kinder Morgan Energy Partners LP 5.000% due 10/01/2021	900	929
Kinder Morgan, Inc. 1.555% (US0003M + 1.280%) due 01/15/2023 ~	3,000	3,017
Leidos, Inc. 2.950% due 05/15/2023	200	211
Marriott International, Inc. 3.125% due 10/15/2021	4,800	4,866
Mead Johnson Nutrition Co. 3.000% due 11/15/2020	103	103
Micron Technology, Inc. 4.185% due 02/15/2027	1,800	2,047
Mylan NV
3.150% due 06/15/2021	3,100	3,150
3.750% due 12/15/2020	100	100
Nissan Motor Co. Ltd. 3.043% due 09/15/2023	1,400	1,420
Occidental Petroleum Corp. 1.730% (US0003M + 1.450%) due 08/15/2022 ~	4,600	4,097
Otis Worldwide Corp. 2.056% due 04/05/2025	2,500	2,630
Pacific National Finance Pty. Ltd. 6.000% due 04/07/2023	1,000	1,106
Penske Truck Leasing Co. LP
3.300% due 04/01/2021	850	860

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

3.450% due 07/01/2024	1,000	1,083
Reynolds American, Inc.
4.000% due 06/12/2022	700	738
4.450% due 06/12/2025	1,000	1,126
Rolls-Royce PLC 2.375% due 10/14/2020	5,800	5,793
Ryder System, Inc. 2.875% due 06/01/2022	900	933
Sabine Pass Liquefaction LLC 6.250% due 03/15/2022	500	531
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/2023	800	850
Spirit AeroSystems, Inc.
1.050% (US0003M + 0.800%) due 06/15/2021 ~	2,076	1,964
3.950% due 06/15/2023	2,800	2,494
Sprint Spectrum Co. LLC 3.360% due 03/20/2023	250	253
Sydney Airport Finance Co. Pty. Ltd. 5.125% due 02/22/2021	1,000	1,015
Syngenta Finance NV 3.933% due 04/23/2021	1,900	1,925
Takeda Pharmaceutical Co. Ltd. 2.450% due 01/18/2022	1,000	1,023
Valero Energy Corp. 1.403% (US0003M + 1.150%) due 09/15/2023 ~	3,200	3,190
Volkswagen Group of America Finance LLC 4.000% due 11/12/2021	1,700	1,764
Westinghouse Air Brake Technologies Corp. 4.400% due 03/15/2024	2,000	2,174
Woodside Finance Ltd.
3.650% due 03/05/2025	100	106
3.700% due 09/15/2026	200	215
4.600% due 05/10/2021	1,800	1,822
Zimmer Biomet Holdings, Inc. 3.375% due 11/30/2021	500	513
		116,823
UTILITIES 3.8%
AT&T, Inc.
1.155% (US0003M + 0.890%) due 02/15/2023 ~	1,100	1,110
3.000% due 06/30/2022	500	520
Dominion Energy, Inc. 0.774% (US0003M + 0.530%) due 09/15/2023 ~	300	301
Duke Energy Corp. 0.765% (US0003M + 0.500%) due 05/14/2021 ~	600	601
Duquesne Light Holdings, Inc. 5.900% due 12/01/2021	500	525
Enel Finance International NV 4.250% due 09/14/2023	200	219
FirstEnergy Corp. 2.850% due 07/15/2022	970	995
Israel Electric Corp. Ltd. 5.000% due 11/12/2024	2,100	2,370
NextEra Energy Capital Holdings, Inc. 1.950% due 09/01/2022	2,000	2,062
Pacific Gas & Electric Co.
1.750% due 06/16/2022	4,300	4,305
2.100% due 08/01/2027	700	681
2.950% due 03/01/2026	100	102
3.250% due 06/15/2023	100	104
3.400% due 08/15/2024	200	209
3.750% due 02/15/2024	200	210
3.850% due 11/15/2023	100	106
4.250% due 08/01/2023	300	320
PPL WEM Ltd. 5.375% due 05/01/2021	2,000	2,029
Southern California Gas Co. 2.550% due 02/01/2030	1,800	1,945
Sprint Communications, Inc. 6.000% due 11/15/2022	400	432
Sprint Corp.
7.250% due 09/15/2021	3,100	3,247
7.875% due 09/15/2023	900	1,033
Verizon Communications, Inc. 1.380% (US0003M + 1.100%) due 05/15/2025 ~	1,000	1,023

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

Wisconsin Electric Power Co. 2.050% due 12/15/2024	300	316
		24,765
Total Corporate Bonds & Notes (Cost $349,445)		353,898
MUNICIPAL BONDS & NOTES 0.1%
ILLINOIS 0.1%
Illinois State General Obligation Notes, Series 2020 5.375% due 05/01/2023	450	479
Total Municipal Bonds & Notes (Cost $450)		479
U.S. GOVERNMENT AGENCIES 8.7%
Fannie Mae
4.000% due 06/01/2042 - 03/01/2047	1,098	1,190
5.000% due 04/01/2033 - 09/01/2047	3,431	3,706
5.150% due 05/01/2035	47	48
5.350% due 02/01/2035 - 01/01/2038	548	586
5.450% due 04/01/2036	131	144
5.500% due 12/01/2028 - 07/01/2050	2,309	2,579
6.000% due 09/01/2028 - 04/01/2048	1,615	1,784
6.500% due 03/01/2026 - 09/01/2048	695	776
Freddie Mac
0.250% due 08/24/2023	6,900	6,903
0.750% due 08/04/2025	10,000	10,012
2.000% due 02/01/2028 - 04/01/2028	8	8
2.202% due 07/15/2035 •	4,600	4,640
2.500% due 06/25/2034 - 10/25/2048	7,146	7,218
4.500% due 07/01/2021	1	1
5.000% due 12/01/2020 - 02/01/2038	798	867
5.400% due 09/01/2037 - 11/01/2038	547	606
5.490% due 10/01/2038	29	32
5.500% due 11/01/2021 - 06/01/2047	2,427	2,717
5.550% due 06/01/2037 - 07/01/2037	186	207
5.650% due 01/01/2037	41	46
6.000% due 02/01/2028 - 06/01/2037	719	786
6.500% due 08/01/2022 - 10/17/2038	595	684
7.000% due 05/01/2029 - 10/01/2037	98	102
Ginnie Mae
1.152% due 08/16/2039 •	7	7
2.500% due 10/20/2049	3,572	3,647
3.000% due 11/20/2046	157	168
3.500% due 05/20/2042	182	190
3.700% due 04/15/2042	143	151
3.740% due 03/20/2042 - 07/20/2042	225	238
3.750% due 04/15/2042 - 03/20/2044	204	219
4.000% due 04/20/2040 - 06/20/2043	1,381	1,452
4.500% due 08/20/2038 - 11/20/2048	1,269	1,370
5.000% due 02/20/2039	4	4
5.350% due 12/15/2036 - 01/15/2038	548	605
5.400% due 06/20/2039	92	101
5.500% due 03/20/2034 - 08/20/2041	597	649
6.000% due 09/20/2038	43	47
6.500% due 09/20/2025 - 07/20/2039	42	47
7.000% due 09/15/2024 - 06/20/2039	680	745
Uniform Mortgage-Backed Security
4.000% due 01/01/2049	331	353
4.250% due 11/01/2035 - 01/01/2036	274	294
4.750% due 09/01/2034 - 04/01/2036	569	623
5.340% due 09/01/2029	66	73
6.000% due 06/01/2031	3	3
6.500% due 09/01/2021 - 02/01/2022	2	2
Total U.S. Government Agencies (Cost $55,774)		56,630
U.S. TREASURY OBLIGATIONS 58.0%
U.S. Treasury Inflation Protected Securities (c)
0.750% due 07/15/2028	4,128	4,757
0.875% due 01/15/2029	2,257	2,630
U.S. Treasury Notes
0.125% due 05/31/2022 (g)	339,200	339,147
0.375% due 03/31/2022 (i)	32,400	32,515
Total U.S. Treasury Obligations (Cost $378,585)		379,049
NON-AGENCY MORTGAGE-BACKED SECURITIES 8.1%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040	3,100	3,105
Angel Oak Mortgage Trust 1.469% due 06/25/2065 ~	2,842	2,858

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

AREIT Trust
1.172% due 09/14/2036 •	500	495
2.772% due 04/14/2037 •	1,100	1,116
Bancorp Commercial Mortgage Trust
1.152% due 03/15/2036 •	316	308
1.202% due 09/15/2036 •	433	428
Bear Stearns Adjustable Rate Mortgage Trust 3.682% due 02/25/2033 ~	2	2
Bear Stearns ALT-A Trust
0.468% due 02/25/2034 •	1,290	1,208
3.502% due 05/25/2035 ~	48	48
BFLD Trust 1.350% due 10/15/2022 •(a)	2,000	2,000
Brass PLC 0.980% due 11/16/2066 •	316	317
Chase Mortgage Finance Trust 3.395% due 02/25/2037 ~	720	724
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.348% due 01/25/2036 •	74	68
0.378% due 10/25/2035 •	374	362
0.448% due 08/25/2035 •	42	42
Citigroup Mortgage Loan Trust 3.228% due 09/25/2059 þ	180	182
Countrywide Alternative Loan Trust 0.288% due 06/25/2037 •	88	79
Credit Suisse Mortgage Capital Trust
3.050% due 10/27/2059 ~	1,928	1,941
3.120% due 12/26/2059 ~	1,461	1,474
3.322% due 10/25/2058 ~	183	185
Exantas Capital Corp. Ltd. 1.151% due 04/15/2036 •	719	701
First Horizon Alternative Mortgage Securities Trust 2.719% due 02/25/2035 ~	359	356
GCAT Trust 2.650% due 10/25/2068 ~	856	893
GSR Mortgage Loan Trust
2.195% due 08/25/2033 •	126	125
3.877% due 09/25/2035 ~	9	9
Holmes Master Issuer PLC 0.695% due 10/15/2054 •	749	749
Impac CMB Trust 0.788% due 03/25/2035 •	165	162
JPMorgan Chase Commercial Mortgage Securities Trust
1.602% due 12/15/2031 •	2,000	1,940
3.379% due 09/15/2050	300	320
JPMorgan Mortgage Trust 3.462% due 07/25/2035 ~	403	397
Lanark Master Issuer PLC 1.026% due 12/22/2069 •	1,680	1,684
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ	2,288	2,300
MASTR Adjustable Rate Mortgages Trust 3.743% due 04/21/2034 ~	30	30
Merrill Lynch Mortgage Investors Trust
0.608% due 04/25/2029 •	266	258
3.396% due 12/25/2035 ~	447	432
MF1 Ltd. 1.278% due 12/25/2034 •	2,000	1,974
Morgan Stanley Mortgage Loan Trust 0.868% due 11/25/2035 •	755	727
New Century Home Equity Loan Trust
2.750% due 11/25/2059 ~	4,167	4,411
3.500% due 10/25/2059 ~	857	922
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	3,563	3,752
3.500% due 12/25/2057 ~	2,747	2,961
4.500% due 05/25/2058 ~	204	221
Sequoia Mortgage Trust
0.356% due 07/20/2036 •	1,216	1,167
0.816% due 06/20/2033 •	3	3
0.903% due 11/22/2024 •	1	1
Silverstone Master Issuer PLC 0.841% due 01/21/2070 •	144	144
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~	2,000	2,010
Structured Asset Mortgage Investments Trust
0.736% due 07/19/2034 •	6	6
0.816% due 09/19/2032 •	13	12
Thornburg Mortgage Securities Trust 3.579% due 04/25/2045 ~	77	74
VMC Finance LLC
1.071% due 10/15/2035 •	978	954
1.251% due 09/15/2036 •	1,008	991

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

WaMu Mortgage Pass-Through Certificates Trust
0.458% due 01/25/2045 •	17	16
0.548% due 06/25/2044 •	742	715
0.578% due 10/25/2045 •	136	134
1.999% due 06/25/2046 •	41	40
3.073% due 07/25/2037 ^~	589	562
3.748% due 06/25/2033 ~	2	2
Wells Fargo Commercial Mortgage Trust
1.292% due 01/15/2035 •	2,200	2,139
4.218% due 07/15/2046 ~	1,000	1,079
Wells Fargo-RBS Commercial Mortgage Trust 1.601% due 06/15/2044 •	1,004	1,004
Total Non-Agency Mortgage-Backed Securities (Cost $53,020)		53,319
ASSET-BACKED SECURITIES 14.5%
ACE Securities Corp. Home Equity Loan Trust 0.823% due 05/25/2035 •	20	20
Arbor Realty Commercial Real Estate Notes Ltd. 1.302% due 05/15/2037 •	300	297
Asset-Backed Securities Corp. Home Equity Loan Trust 0.958% due 06/25/2034 •	89	86
Barings BDC Static CLO Ltd. 1.295% due 04/15/2027 •	684	683
Bear Stearns Asset-Backed Securities Trust
0.638% due 09/25/2035 •	1,374	1,369
0.948% due 10/27/2032 •	35	34
1.048% due 08/25/2034 •	658	636
Bear Stearns Second Lien Trust 1.498% due 01/25/2036 •	791	789
BlueMountain CLO Ltd. 1.596% due 04/13/2027 •	89	89
Carrington Mortgage Loan Trust 1.392% due 10/20/2029 •	3,200	3,171
Cent CLO Ltd. 1.600% due 10/29/2025 •	91	91
Chase Funding Trust 0.748% due 07/25/2033 •	210	200
CIFC Funding Ltd. 1.105% due 10/25/2027 •	296	294
Countrywide Asset-Backed Certificates 0.598% due 03/25/2036 •	275	265
Countrywide Asset-Backed Certificates Trust 0.848% due 11/25/2035 •	770	769
Crown Point CLO Ltd. 1.213% due 07/17/2028 •	691	684
Dryden Senior Loan Fund 1.175% due 10/15/2027 •	629	624
Finance America Mortgage Loan Trust 0.973% due 08/25/2034 •	172	169
First Franklin Mortgage Loan Trust
0.308% due 04/25/2036 •	1,443	1,399
0.898% due 11/25/2034 •	217	214
1.078% due 07/25/2034 •	652	653
GoldentTree Loan Management U.S. CLO Ltd. 1.222% due 04/20/2029 •	3,500	3,486
Greystone Commercial Real Estate Notes Ltd. 1.332% due 09/15/2037 •	1,000	978
GSAA Home Equity Trust 0.688% due 07/25/2037 •	398	384
GSAMP Trust 0.408% due 06/25/2036 •	1,000	960
Home Equity Asset Trust 1.198% due 11/25/2034 •	871	857
LCM LP 1.312% due 10/20/2027 •	500	496
LoanCore Issuer Ltd. 1.282% due 05/15/2036 •	700	693
Morgan Stanley ABS Capital, Inc. Trust 1.948% due 03/25/2034 •	180	180
Nassau Ltd.
1.425% due 10/15/2029 •	2,000	1,993
2.383% due 07/20/2029 •	1,000	1,002
Navient Private Education Loan Trust 1.352% due 12/15/2028 •	372	372
Navient Private Education Refi Loan Trust
1.170% due 09/16/2069	6,000	6,013
1.690% due 05/15/2069	5,035	5,106
2.460% due 11/15/2068	1,200	1,255
New Century Home Equity Loan Trust 1.078% due 11/25/2034 •	493	477
NovaStar Mortgage Funding Trust 0.808% due 01/25/2036 •	930	922

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

Ocean Trails CLO 1.425% due 07/15/2028 •	1,485	1,482
Palmer Square CLO Ltd. 1.130% due 08/15/2026 •	605	604
Palmer Square Loan Funding Ltd.
0.875% due 04/15/2026 •	1,021	1,017
1.053% due 02/20/2028 •	2,388	2,376
1.242% due 04/20/2027 •	3,382	3,377
PFS Financing Corp. 0.930% due 08/15/2024	500	501
Popular ABS Mortgage Pass-Through Trust 0.398% due 06/25/2047 ^•	317	314
RAAC Trust 0.698% due 01/25/2046 •	922	916
Residential Asset Securities Corp. Trust
1.198% due 06/25/2035 •	1,528	1,535
1.243% due 03/25/2035 •	253	248
Saxon Asset Securities Trust 0.868% due 05/25/2035 •	195	190
Securitized Asset-Backed Receivables LLC Trust
0.538% due 10/25/2035 •	400	397
0.823% due 01/25/2035 •	146	139
SLM Student Loan Trust
0.995% due 04/25/2023 •	422	398
1.745% due 04/25/2023 •	247	243
1.945% due 07/25/2023 •	213	210
SMB Private Education Loan Trust
0.998% due 09/15/2054 •	4,000	3,956
1.600% due 09/15/2054	1,800	1,814
2.230% due 09/15/2037	2,800	2,907
2.980% due 07/15/2027	715	727
SoFi Professional Loan Program LLC 3.020% due 02/25/2040	152	157
SoFi Professional Loan Program Trust 1.950% due 02/15/2046	1,836	1,880
Soundview Home Loan Trust 0.823% due 06/25/2035 •	819	813
SP-STATIC CLO Ltd. 1.635% due 07/22/2028 •	2,600	2,599
Starwood Waypoint Homes Trust 1.102% due 01/17/2035 •	906	906
Structured Asset Investment Loan Trust
0.698% due 09/25/2034 •	1,879	1,767
0.853% due 03/25/2034 •	756	734
Structured Asset Securities Corp. Mortgage Loan Trust 0.283% due 07/25/2036 •	1,135	1,107
Towd Point Mortgage Trust
0.748% due 02/25/2057 •	354	354
1.148% due 05/25/2058 •	2,386	2,390
1.148% due 10/25/2059 •	1,547	1,549
1.636% due 04/25/2060 ~	5,630	5,741
2.710% due 01/25/2060 ~	2,062	2,158
3.000% due 11/25/2058 ~	788	809
3.000% due 11/25/2059 ~	2,754	2,802
Tralee CLO Ltd. 1.382% due 10/20/2028 •	1,400	1,388
Venture CLO Ltd. 1.502% due 04/20/2029 •	2,400	2,393
Wells Fargo Home Equity Asset-Backed Securities Trust 1.093% due 03/25/2035 •	689	690
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 0.448% due 04/25/2034 •	1,471	1,422
WhiteHorse Ltd.
1.203% due 04/17/2027 •	348	348
1.433% due 07/17/2026 •	76	76

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

Zais CLO Ltd. 1.425% due 04/15/2028 •	1,374	1,373
Total Asset-Backed Securities (Cost $94,171)		94,517
SOVEREIGN ISSUES 0.1%
Export-Import Bank of India 1.247% (US0003M + 1.000%) due 08/21/2022 ~	1,000	991
Total Sovereign Issues (Cost $998)		991
	SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
JPMorgan Chase & Co. 3.738% (US0003M + 3.470%) due 10/30/2020 ~(d)	761,000	730
Total Preferred Securities (Cost $761)		730
	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 8.6%
COMMERCIAL PAPER 0.6%
Shell International Finance B.V. 2.300% due 01/19/2021 (b)	$4,000	3,997
REPURCHASE AGREEMENTS (f) 7.8%		50,808
MUNICIPAL BONDS & NOTES 0.2%
Illinois State General Obligation Notes, Series 2020 4.875% due 05/01/2021	1,200	1,219
Total Municipal Bonds & Notes (Cost $1,200)		1,219
Total Short-Term Instruments (Cost $55,980)		56,024
Total Investments in Securities (Cost $991,183)		997,637
Total Investments 152.7% (Cost $991,183)		$997,637
Financial Derivative Instruments (h)(j) 0.0%(Cost or Premiums, net $(794))		292
Other Assets and Liabilities, net (52.7)%		(344,625)
Net Assets 100.0%		$653,304

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^				Security is in default.
«				Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ				Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)				When-issued security.
(b)				Coupon represents a yield to maturity.
(c)				Principal amount of security is adjusted for inflation.
(d)				Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)				RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Nissan Motor Acceptance Corp.				3.650%	09/21/2021	09/24/2020	$612	$612	0.09%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)				REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	0.090%	09/25/2020	10/01/2020	$23,100	U.S. Treasury Notes 0.250% due 06/30/2025		$(23,102)	$23,100	$23,100
	0.090	10/01/2020	10/07/2020	23,129	U.S. Treasury Notes 0.250% due 06/30/2025		(23,102)	23,129	23,129
FICC	0.000	09/30/2020	10/01/2020	4,579	U.S. Treasury Notes 1.750% due 04/30/2022		(4,671)	4,579	4,579
Total Repurchase Agreements							$(50,875)	$50,808	$50,808
REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
IND				0.130%	09/30/2020	10/01/2020	$(300,800)		$(300,801)
Total Reverse Repurchase Agreements									$(300,801)
SALE-BUYBACK TRANSACTIONS:
Counterparty				Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)		Payable for Sale-Buyback Transactions
TDL				0.170%	09/30/2020	10/01/2020	$(2,601)		$(2,601)
Total Sale-Buyback Transactions									$(2,601)
SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)
U.S. Treasury Obligations (5.6)%
U.S. Treasury Notes					0.250%	06/30/2025	$23,100	$(23,079)	$(23,102)
U.S. Treasury Notes					0.625	05/15/2030	13,700	(13,700)	(13,685)
Total Short Sales (5.6)%								$(36,779)	$(36,787)
(g)				Securities with an aggregate market value of $303,400 have been pledged as collateral under the terms of master agreements as of September 30, 2020.
(1)				Includes accrued interest.

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

(2)

The average amount of borrowings outstanding during the period ended September 30, 2020 was $(332,364) at a weighted average interest rate of 0.145%.Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for short sales includes $47 of accrued interest.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2020	1,472	$325,255	$131	$0	$(11)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2020	102	$(12,855)	$(10)	$10	$0
U.S. Treasury 10-Year Note December Futures	12/2020	96	(13,395)	(37)	24	0
U.S. Treasury 10-Year Ultra Long-Term Bond December Futures	12/2020	8	(1,279)	(1)	17	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2020	33	(7,320)	46	85	0
$(2)	$136	$0
Total Futures Contracts	$129	$136	$(11)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.HY-34 5-Year Index	(5.000)%	Quarterly	06/20/2025	$21,896	$418	$(1,517)	$(1,099)	$0	$(61)
CDX.HY-35 5-Year Index	(5.000)	Quarterly	12/20/2025	15,900	(673)	(6)	(679)	16	(10)
$(255)	$(1,523)	$(1,778)	$16	$(71)
INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
3-Month USD-LIBOR(4)	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	$18,000	$0	$2	$2	$0	$0
3-Month USD-LIBOR(4)	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	13,800	0	1	1	0	0
$0	$3	$3	$0	$0
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(4)	3-Month USD-LIBOR	1.000%	Semi-Annual	12/16/2027	12,500	$(370)	$(31)	$(401)	$24	$0
Total Swap Agreements	$(625)	$(1,551)	$(2,176)	$40	$(71)
(i)

Securities with an aggregate market value of $1,657 and cash of $2,447 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2020.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	10/2020	CAD	209	$159	$2	$0
BPS	10/2020	JPY	2,063,300	19,543	0	(21)
10/2020	$3,593	JPY	380,957	19	0
11/2020	19,550	2,063,300	21	0
CBK	10/2020	CAD	472	$359	4	0
10/2020	$6,423	CAD	8,593	30	0
11/2020	CAD	8,593	$6,424	0	(31)
GLM	10/2020	$813	JPY	86,300	6	0
HUS	10/2020	AUD	814	$594	11	0
10/2020	CAD	3,689	2,802	32	0
10/2020	$2,801	JPY	297,707	22	0
JPM	10/2020	CAD	411	$311	3	0
MYI	10/2020	AUD	2,946	2,124	14	0
10/2020	CAD	1,973	1,496	14	0
10/2020	$1,678	AUD	2,374	23	0
10/2020	3,476	JPY	368,578	19	0
11/2020	AUD	2,375	$1,678	0	(23)
SCX	10/2020	143	104	1	0
SSB	10/2020	$737	JPY	77,200	0	(5)
TOR	10/2020	AUD	291	$211	3	0
10/2020	CAD	1,838	1,405	25	0
10/2020	$3,183	JPY	337,470	16	0
UAG	10/2020	AUD	9,203	$6,647	55	0
10/2020	$5,666	AUD	8,044	95	0
10/2020	4,847	JPY	515,088	37	0
11/2020	AUD	8,044	$5,667	0	(95)
Total Forward Foreign Currency Contracts	$452	$(175)
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-33 5-Year Index	Sell	2.500%	01/20/2021	1,700	$(1)	$(1)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	$101.438	10/07/2020	2,600	$(11)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	101.953	10/07/2020	3,500	(11)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	102.141	10/07/2020	3,100	(10)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	102.188	10/07/2020	1,200	(4)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	101.906	11/05/2020	2,900	(12)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	101.953	11/05/2020	2,900	(12)	(3)
JPM	Put - OTC Ginnie Mae, TBA 2.000% due 11/01/2050	102.156	11/12/2020	1,000	(4)	(1)
Put - OTC Ginnie Mae, TBA 2.000% due 12/01/2050	102.188	12/14/2020	2,600	(15)	(12)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2050 «	103.367	01/14/2021	2,900	(13)	(28)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2050 «	103.594	01/14/2021	1,700	(6)	(6)
Put - OTC Ginnie Mae, TBA 3.000% due 12/01/2050	104.000	12/14/2020	2,300	(6)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	101.555	10/07/2020	1,000	(4)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	101.602	10/07/2020	2,100	(7)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	101.836	10/07/2020	900	(3)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	101.984	10/07/2020	1,100	(4)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	102.293	10/07/2020	1,800	(6)	0

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	103.602	10/07/2020	2,100	(5)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	103.969	10/07/2020	500	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	101.922	11/05/2020	1,300	(4)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	102.375	11/05/2020	1,400	(6)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	102.438	11/05/2020	1,000	(7)	(9)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	102.438	11/05/2020	1,000	(7)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	103.375	11/05/2020	1,400	(4)	(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	103.922	11/05/2020	1,300	(3)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2050	102.094	12/07/2020	600	(2)	(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2050	104.094	12/07/2020	600	(1)	(1)
$(168)	$(78)
Total Written Options	$(169)	$(79)
(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$2,000	$2,000
Corporate Bonds & Notes
Banking & Finance	0	212,310	0	212,310
Industrials	0	116,823	0	116,823
Utilities	0	24,765	0	24,765
Municipal Bonds & Notes
Illinois	0	479	0	479
U.S. Government Agencies	0	56,630	0	56,630
U.S. Treasury Obligations	0	379,049	0	379,049
Non-Agency Mortgage-Backed Securities	2,000	51,319	0	53,319
Asset-Backed Securities	0	94,517	0	94,517
Sovereign Issues	0	991	0	991
Preferred Securities
Banking & Finance	0	730	0	730
Short-Term Instruments
Commercial Paper	0	3,997	0	3,997
Repurchase Agreements	0	50,808	0	50,808
Municipal Bonds & Notes	0	1,219	0	1,219
Total Investments	$2,000	$993,637	$2,000	$997,637
Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(36,787)	$0	$(36,787)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	136	40	0	176
Over the counter	0	452	0	452
$136	$492	$0	$628
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(11)	(71)	0	(82)
Over the counter	0	(220)	(34)	(254)
$(11)	$(291)	$(34)	$(336)
Total Financial Derivative Instruments	$125	$201	$(34)	$292
Totals	$2,125	$957,051	$1,966	$961,142

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.9% ¤
CORPORATE BONDS & NOTES 50.8%
BANKING & FINANCE 35.5%
AerCap Ireland Capital DAC 4.500% due 05/15/2021	$500	$510
AIA Group Ltd. 0.747% (US0003M + 0.520%) due 09/20/2021 ~	1,200	1,202
Aircastle Ltd. 5.125% due 03/15/2021	650	660
Allstate Corp.
0.648% (US0003M + 0.430%) due 03/29/2021 ~	235	235
0.848% (US0003M + 0.630%) due 03/29/2023 ~	300	302
Ally Financial, Inc. 4.250% due 04/15/2021	300	305
American Express Co.
0.805% (US0003M + 0.525%) due 05/17/2021 ~	310	311
0.861% (US0003M + 0.610%) due 08/01/2022 ~	400	403
Aviation Capital Group LLC
1.196% (US0003M + 0.950%) due 06/01/2021 ~	800	783
7.125% due 10/15/2020	400	401
Bank of America Corp. 3.499% due 05/17/2022 •	589	600
Barclays PLC
1.710% (US0003M + 1.430%) due 02/15/2023 ~	400	402
1.898% (US0003M + 1.625%) due 01/10/2023 ~	900	907
BBVA USA 3.500% due 06/11/2021	1,500	1,527
Boston Properties LP 4.125% due 05/15/2021	1,400	1,418
Brixmor Operating Partnership LP 1.301% (US0003M + 1.050%) due 02/01/2022 ~	900	889
Canadian Imperial Bank of Commerce 0.880% (SOFRRATE + 0.800%) due 03/17/2023 ~	900	907
Caterpillar Financial Services Corp. 0.548% (US0003M + 0.300%) due 03/08/2021 ~	500	501
Citigroup, Inc. 1.678% due 05/15/2024 •	1,000	1,025
CNH Industrial Capital LLC
4.375% due 11/06/2020	1,100	1,104
4.875% due 04/01/2021	200	204
Credit Agricole Corporate & Investment Bank S.A. 0.924% due 10/03/2021 •	1,000	1,000
DBS Group Holdings Ltd. 0.865% (US0003M + 0.620%) due 07/25/2022 ~	1,400	1,403
European Investment Bank 0.365% (SOFRRATE + 0.290%) due 06/10/2022 ~	500	500
Goldman Sachs Group, Inc. 1.041% (US0003M + 0.780%) due 10/31/2022 ~	800	804
Goodman U.S. Finance Two LLC 6.000% due 03/22/2022	500	532
Hyundai Capital Services, Inc. 2.875% due 03/16/2021	2,000	2,018
Intercontinental Exchange, Inc. 0.903% (US0003M + 0.650%) due 06/15/2023 ~	500	502
International Bank for Reconstruction & Development 0.366% (US0003M + 0.100%) due 10/13/2020 ~	600	600
Jackson National Life Global Funding
0.547% (US0003M + 0.310%) due 03/16/2021 ~	250	250
0.730% (US0003M + 0.480%) due 06/11/2021 ~	500	501
John Deere Capital Corp. 0.510% (US0003M + 0.260%) due 09/10/2021 ~	28	28
JPMorgan Chase & Co.
0.653% due 09/16/2024 •	300	300
1.494% (US0003M + 1.230%) due 10/24/2023 ~	1,256	1,276
Landeskreditbank Baden-Wuerttemberg Foerderbank 0.353% (US0003M + 0.120%) due 09/27/2021 ~	1,500	1,501
Lloyds Banking Group PLC 1.326% due 06/15/2023 •	500	504
Marsh & McLennan Cos., Inc. 1.418% (US0003M + 1.200%) due 12/29/2021 ~	1,950	1,952
Mitsubishi UFJ Financial Group, Inc. 1.035% (US0003M + 0.790%) due 07/25/2022 ~	779	785

See Accompanying Notes	1

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

Mizuho Financial Group, Inc. 1.038% (US0003M + 0.790%) due 03/05/2023 ~		1,200	1,209
Morgan Stanley 1.664% (US0003M + 1.400%) due 10/24/2023 ~		500	508
Nationwide Building Society 2.450% due 07/27/2021		700	711
Natwest Group PLC
1.750% (US0003M + 1.470%) due 05/15/2023 ~		200	201
2.359% due 05/22/2024 •		400	411
NatWest Markets PLC 1.618% (US0003M + 1.400%) due 09/29/2022 ~		600	605
Nordic Investment Bank 0.227% due 05/12/2021 ~		1,000	1,000
NTT Finance Corp. 1.900% due 07/21/2021		2,000	2,025
ORIX Corp. 2.650% due 04/13/2021		1,100	1,111
PNC Bank N.A.
0.508% (US0003M + 0.250%) due 01/22/2021 ~		500	500
0.708% (US0003M + 0.450%) due 07/22/2022 ~		500	502
Royal Bank of Canada 0.633% (US0003M + 0.360%) due 01/17/2023 ~		547	549
Skandinaviska Enskilda Banken AB 0.894% (US0003M + 0.645%) due 12/12/2022 ~		500	504
SL Green Operating Partnership LP 1.260% (US0003M + 0.980%) due 08/16/2021 ~		900	894
Sumitomo Mitsui Banking Corp. 2.450% due 10/20/2020		1,000	1,001
Toronto-Dominion Bank 0.530% (SOFRRATE + 0.450%) due 09/28/2023 ~		1,000	1,001
UBS Group AG
1.230% (US0003M + 0.950%) due 08/15/2023 ~		500	504
1.476% due 05/23/2023 •		1,000	1,011
United Overseas Bank Ltd.
0.736% (US0003M + 0.480%) due 04/23/2021 ~		650	651
3.200% due 04/23/2021		605	614
USAA Capital Corp. 1.500% due 05/01/2023		1,000	1,026
WEA Finance LLC 3.250% due 10/05/2020		1,650	1,650
			47,240
INDUSTRIALS 14.1%
Allergan Sales LLC 4.875% due 02/15/2021		1,000	1,005
BMW U.S. Capital LLC
0.676% (US0003M + 0.410%) due 04/12/2021 ~		400	400
0.754% (US0003M + 0.500%) due 08/13/2021 ~		925	927
1.850% due 09/15/2021		292	296
Bureau Veritas S.A. 3.125% due 01/21/2021	EUR	1,000	1,181
Campbell Soup Co. 0.880% (US0003M + 0.630%) due 03/15/2021 ~		$1,187	1,189
Celgene Corp. 3.550% due 08/15/2022		1,000	1,052
CRH America, Inc. 5.750% due 01/15/2021		816	828
CVS Health Corp. 0.962% (US0003M + 0.720%) due 03/09/2021 ~		650	652
Danone S.A. 2.077% due 11/02/2021		1,155	1,173
Delta Air Lines, Inc. 2.600% due 12/04/2020		1,100	1,101
Fiserv, Inc. 4.750% due 06/15/2021		225	232
Fresenius Medical Care U.S. Finance, Inc. 5.750% due 02/15/2021		1,712	1,743
General Mills, Inc. 0.811% (US0003M + 0.540%) due 04/16/2021 ~		1,195	1,197
Gilead Sciences, Inc. 0.740% (US0003M + 0.520%) due 09/29/2023 ~		600	601
Keurig Dr Pepper, Inc. 3.551% due 05/25/2021		1,000	1,020
Komatsu Finance America, Inc. 2.437% due 09/11/2022		200	206
Nutrition & Biosciences, Inc. 0.697% due 09/15/2022		1,000	1,002
Reckitt Benckiser Treasury Services PLC 0.783% (US0003M + 0.560%) due 06/24/2022 ~		700	703
Rogers Communications, Inc. 0.825% (US0003M + 0.600%) due 03/22/2022 ~		700	704

See Accompanying Notes	2

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

Telefonica Emisiones S.A. 5.462% due 02/16/2021		1,600	1,630
			18,842
UTILITIES 1.2%
Enel Finance International NV 2.875% due 05/25/2022		700	722
SingTel Group Treasury Pte Ltd. 4.500% due 09/08/2021		800	828
			1,550
Total Corporate Bonds & Notes (Cost $67,141)			67,632
MUNICIPAL BONDS & NOTES 0.6%
CALIFORNIA 0.6%
California Municipal Finance Authority Revenue Notes, Series 2020 1.486% due 11/01/2022		750	758
Total Municipal Bonds & Notes (Cost $750)			758
U.S. GOVERNMENT AGENCIES 29.9%
Fannie Mae
0.521% due 08/25/2044		1,729	1,722
0.598% due 03/25/2049		769	773
0.598% due 11/25/2059 •		1,733	1,744
0.648% due 05/25/2046 - 11/25/2059 •		3,851	3,884
0.698% due 12/25/2059 •		4,871	4,940
Freddie Mac
0.452% due 08/15/2040 •		1,972	1,978
0.552% due 09/15/2045 •		929	936
0.602% due 11/15/2044 •		2,790	2,795
0.602% due 09/25/2049		799	804
0.652% due 12/25/2049 •		3,709	3,733
0.700% due 08/12/2025 - 09/02/2025		4,500	4,503
0.750% due 07/28/2025 - 08/04/2025		9,500	9,511
0.752% due 01/15/2054 •		895	906
0.770% due 07/15/2025		1,000	1,001
2.500% due 06/25/2034		534	538
Total U.S. Government Agencies (Cost $39,620)			39,768
NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%
Hawksmoor Mortgage Funding PLC 1.112% due 05/25/2053 •	GBP	349	451
Stratton Mortgage Funding PLC 0.860% due 03/12/2044 •		732	941
Total Non-Agency Mortgage-Backed Securities (Cost $1,391)			1,392
ASSET-BACKED SECURITIES 10.6%
Dell Equipment Finance Trust 1.983% due 05/21/2021		$210	211
Dryden Senior Loan Fund 1.175% due 10/15/2027 •		719	713
Gallatin CLO Ltd. 1.321% due 01/21/2028 •		495	491
Golden Credit Card Trust 0.502% due 10/15/2023 •		500	501
KVK CLO Ltd. 1.168% due 01/14/2028 •		373	371
Mountain Hawk CLO Ltd. 1.472% due 04/18/2025 •		251	251
Nassau Ltd. 1.425% due 10/15/2029 •		500	498
Navient Private Education Loan Trust 1.402% due 02/15/2029 •		669	672
Navient Private Education Refi Loan Trust 2.390% due 05/15/2068		550	554
Navient Student Loan Trust 1.198% due 06/25/2065 •		294	294
OCP CLO Ltd. 1.392% due 07/20/2029 •		600	598
OneMain Financial Issuance Trust 3.480% due 02/14/2031		875	898
Oscar U.S. Funding Trust LLC
2.450% due 12/10/2021		20	20
2.760% due 12/10/2024		780	793
3.300% due 05/10/2024		282	285
SLM Student Loan Trust 0.355% due 01/27/2025 •		149	149

See Accompanying Notes	3

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

SMB Private Education Loan Trust 0.448% due 09/15/2054 •	208	207
SoFi Consumer Loan Program Trust
3.540% due 11/26/2027	151	152
3.670% due 08/25/2027	50	51
SoFi Professional Loan Program LLC
1.098% due 01/25/2039 •	541	542
1.248% due 10/27/2036 •	411	411
2.390% due 02/25/2042	15	15
2.510% due 09/27/2032	341	342
2.630% due 07/25/2040	301	307
Tesla Auto Lease Trust
0.550% due 05/22/2023	1,000	1,002
2.130% due 04/20/2022	806	815
2.200% due 11/21/2022	1,000	1,028
Towd Point Mortgage Trust 3.750% due 05/25/2058 ~	696	754
Trestles CLO Ltd. 1.535% due 07/25/2029 •	600	600
Trillium Credit Card Trust 0.515% due 12/26/2024 •	580	581
Total Asset-Backed Securities (Cost $14,082)		14,106
Total Investments in Securities (Cost $122,984)		123,656
Total Investments 92.9% (Cost $122,984)		$123,656
Financial Derivative Instruments (a) (0.1)%(Cost or Premiums, net $0)		(72)
Other Assets and Liabilities, net 7.2%		9,573
Net Assets 100.0%		$133,157

See Accompanying Notes	4

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

The average amount of borrowings outstanding during the period ended September 30, 2020 was $(718) at a weighted average interest rate of 0.190%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(a)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2021	EUR	1,000		$1,085	$0	$(91)
CBK	11/2020	GBP	451		591	9	0
HUS	11/2020		744		973	13	0
SCX	11/2020		$135	GBP	102	0	(3)
UAG	11/2020		23		18	0	0
Total Forward Foreign Currency Contracts						$22	$(94)
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance			$0		$47,240	$0	$47,240
Industrials			0		18,842	0	18,842
Utilities			0		1,550	0	1,550
Municipal Bonds & Notes
California			0		758	0	758
U.S. Government Agencies			0		39,768	0	39,768
Non-Agency Mortgage-Backed Securities			0		1,392	0	1,392
Asset-Backed Securities			0		14,106	0	14,106
Total Investments			$0		$123,656	$0	$123,656
Financial Derivative Instruments - Assets
Over the counter			$0		$22	$0	$22
Financial Derivative Instruments - Liabilities
Over the counter			$0		$(94)	$0	$(94)
Total Financial Derivative Instruments			$0		$(72)	$0	$(72)
Totals			$0		$123,584	$0	$123,584

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

See Accompanying Notes	5

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.3% ¤
CORPORATE BONDS & NOTES 48.9%
BANKING & FINANCE 31.9%
ABN AMRO Bank NV 1.072% (US0003M + 0.800%) due 07/19/2022 ~	$7,200	$7,273
AEGON Funding Co. LLC 5.750% due 12/15/2020	550	555
AerCap Ireland Capital DAC
4.500% due 05/15/2021	33,078	33,712
5.000% due 10/01/2021	13,976	14,410
AIA Group Ltd. 0.747% (US0003M + 0.520%) due 09/20/2021 ~	65,104	65,184
AIG Global Funding 0.685% (US0003M + 0.460%) due 06/25/2021 ~	20,400	20,456
Air Lease Corp.
2.500% due 03/01/2021	500	503
3.375% due 06/01/2021	1,700	1,720
Aircastle Ltd. 5.125% due 03/15/2021	9,806	9,950
Ally Financial, Inc. 4.250% due 04/15/2021	5,487	5,581
American Express Co.
0.861% (US0003M + 0.610%) due 08/01/2022 ~	14,200	14,294
0.873% (US0003M + 0.620%) due 05/20/2022 ~	37,000	37,237
American Honda Finance Corp.
0.540% (US0003M + 0.290%) due 12/10/2021 ~	33,000	33,024
0.600% (US0003M + 0.350%) due 06/11/2021 ~	5,363	5,369
0.730% (US0003M + 0.450%) due 02/15/2022 ~	29,600	29,680
0.773% (US0003M + 0.540%) due 06/27/2022 ~	79,300	79,661
Asian Development Bank 0.260% (US0003M + 0.010%) due 12/15/2021 ~	25,000	24,981
Athene Global Funding 1.534% (US0003M + 1.230%) due 07/01/2022 ~	39,059	39,371
Aviation Capital Group LLC
0.938% (US0003M + 0.670%) due 07/30/2021 ~	15,607	15,195
1.196% (US0003M + 0.950%) due 06/01/2021 ~	35,694	34,927
6.750% due 04/06/2021	6,030	6,162
7.125% due 10/15/2020	11,236	11,267
Banco Santander Chile 2.500% due 12/15/2020	4,143	4,166
Bank of America Corp.
1.264% (US0003M + 1.000%) due 04/24/2023 ~	7,065	7,137
1.692% (US0003M + 1.420%) due 04/19/2021 ~	500	504
Bank of Nova Scotia
0.630% (SOFRRATE + 0.550%) due 09/15/2023 ~	33,000	33,034
1.950% due 02/01/2023	25,600	26,466
Barclays PLC
1.660% (US0003M + 1.380%) due 05/16/2024 ~	22,169	22,241
1.710% (US0003M + 1.430%) due 02/15/2023 ~	6,450	6,484
1.898% (US0003M + 1.625%) due 01/10/2023 ~	2,100	2,116
2.353% (US0003M + 2.110%) due 08/10/2021 ~	71,229	72,434
3.200% due 08/10/2021	9,744	9,971
BNZ International Funding Ltd. 1.229% (US0003M + 0.980%) due 09/14/2021 ~	13,000	13,107
BOC Aviation Ltd. 1.301% (US0003M + 1.050%) due 05/02/2021 ~	15,215	15,179
Boston Properties LP 4.125% due 05/15/2021	3,357	3,401
Caterpillar Financial Services Corp.
0.528% (US0003M + 0.280%) due 09/07/2021 ~	14,000	14,029
0.790% (US0003M + 0.510%) due 05/15/2023 ~	8,400	8,460
Citibank N.A. 0.853% (US0003M + 0.600%) due 05/20/2022 ~	94,300	94,570
Citigroup, Inc.
0.953% (SOFRRATE + 0.870%) due 11/04/2022 ~	15,600	15,664
1.269% (US0003M + 1.023%) due 06/01/2024 ~	37,800	38,017
1.676% (US0003M + 1.430%) due 09/01/2023 ~	25,900	26,341
CNH Industrial Capital LLC 4.875% due 04/01/2021	12,223	12,460
Cooperatieve Rabobank UA 1.103% (US0003M + 0.830%) due 01/10/2022 ~	45,000	45,383
Credit Suisse AG
0.530% (SOFRRATE + 0.450%) due 02/04/2022 ~	9,779	9,802

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

1.000% due 05/05/2023	47,000	47,518
2.100% due 11/12/2021	26,000	26,497
Credit Suisse Group AG 1.489% (US0003M + 1.240%) due 06/12/2024 ~	5,000	5,043
Credit Suisse Group Funding Guernsey Ltd.
2.562% (US0003M + 2.290%) due 04/16/2021 ~	22,028	22,284
3.450% due 04/16/2021	12,170	12,375
Danske Bank A/S
2.000% due 09/08/2021	11,453	11,625
2.800% due 03/10/2021	3,475	3,510
3.001% due 09/20/2022 •	1,500	1,530
DBS Group Holdings Ltd. 0.865% (US0003M + 0.620%) due 07/25/2022 ~	59,317	59,472
Dexia Credit Local S.A. 1.875% due 09/15/2021	61,800	62,672
DNB Bank ASA
0.861% (US0003M + 0.620%) due 12/02/2022 ~	71,300	71,859
1.311% (US0003M + 1.070%) due 06/02/2021 ~	11,600	11,679
First Abu Dhabi Bank PJSC 1.221% (US0003M + 0.950%) due 04/16/2022 ~	9,700	9,732
Ford Motor Credit Co. LLC
0.681% (US0003M + 0.430%) due 11/02/2020 ~	3,500	3,489
2.826% (US0003M + 2.550%) due 01/07/2021 ~	12,875	12,829
General Motors Financial Co., Inc.
0.789% (US0003M + 0.540%) due 11/06/2020 ~	8,105	8,104
1.118% (US0003M + 0.850%) due 04/09/2021 ~	45,323	45,304
1.349% (US0003M + 1.100%) due 11/06/2021 ~	42,120	42,112
1.818% (US0003M + 1.550%) due 01/14/2022 ~	8,977	9,024
2.450% due 11/06/2020	12,156	12,176
3.200% due 07/06/2021	22,822	23,172
3.450% due 01/14/2022	1,460	1,498
3.550% due 04/09/2021	8,278	8,392
3.700% due 11/24/2020	9,010	9,023
4.200% due 03/01/2021	1,383	1,400
4.200% due 11/06/2021	7,494	7,739
4.375% due 09/25/2021	1,168	1,205
Goldman Sachs Group, Inc.
1.006% (US0003M + 0.750%) due 02/23/2023 ~	3,015	3,027
1.041% (US0003M + 0.780%) due 10/31/2022 ~	19,878	19,966
1.355% (US0003M + 1.110%) due 04/26/2022 ~	38,995	39,161
1.450% (US0003M + 1.170%) due 11/15/2021 ~	54,748	54,817
1.605% (US0003M + 1.360%) due 04/23/2021 ~	19,400	19,513
Harley-Davidson Financial Services, Inc.
1.181% (US0003M + 0.940%) due 03/02/2021 ~	78,400	78,301
3.550% due 05/21/2021	11,092	11,258
Hitachi Capital UK PLC 0.943% (US0003M + 0.690%) due 11/20/2020 ~	4,200	4,205
HSBC Bank Canada
0.950% due 05/14/2023	10,000	10,129
3.300% due 11/28/2021	6,500	6,722
HSBC Holdings PLC
1.270% (US0003M + 1.000%) due 05/18/2024 ~	37,703	37,583
1.804% (US0003M + 1.500%) due 01/05/2022 ~	68,373	69,321
Hyundai Capital Services, Inc.
2.875% due 03/16/2021	10,361	10,453
3.000% due 03/06/2022	299	307
ICICI Bank Ltd. 5.750% due 11/16/2020	3,344	3,358
ING Groep NV
1.234% (US0003M + 1.000%) due 10/02/2023 ~(f)	19,200	19,454
1.368% (US0003M + 1.150%) due 03/29/2022 ~	24,800	25,046
Intercontinental Exchange, Inc. 0.903% (US0003M + 0.650%) due 06/15/2023 ~	66,800	67,015
Jackson National Life Global Funding
0.575% (US0003M + 0.300%) due 10/15/2020 ~	17,400	17,402
0.730% (US0003M + 0.480%) due 06/11/2021 ~	5,000	5,013
0.963% (US0003M + 0.730%) due 06/27/2022 ~(f)(j)	25,750	25,954
John Deere Capital Corp.
0.728% (US0003M + 0.480%) due 09/08/2022 ~	10,146	10,196
0.739% (US0003M + 0.490%) due 06/13/2022 ~	27,000	27,154
0.798% (US0003M + 0.550%) due 06/07/2023 ~	18,000	18,140
JPMorgan Chase & Co.
1.145% (US0003M + 0.900%) due 04/25/2023 ~	19,046	19,207
1.494% (US0003M + 1.230%) due 10/24/2023 ~	14,375	14,603
KEB Hana Bank
0.925% (US0003M + 0.700%) due 10/02/2022 ~	16,700	16,729
1.002% (US0003M + 0.700%) due 10/02/2022 ~	7,280	7,293
1.124% (US0003M + 0.875%) due 09/14/2022 ~	16,800	16,909
2.125% due 10/18/2021	24,420	24,801
3.375% due 01/30/2022	13,165	13,631
Kookmin Bank 3.625% due 10/23/2021	10,360	10,680
Lloyds Bank PLC 0.732% (US0003M + 0.490%) due 05/07/2021 ~	46,400	46,521

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

Lloyds Banking Group PLC
1.027% (US0003M + 0.800%) due 06/21/2021 ~	35,395	35,539
1.326% due 06/15/2023 •	10,000	10,076
Marsh & McLennan Cos., Inc. 1.418% (US0003M + 1.200%) due 12/29/2021 ~	4,941	4,946
MassMutual Global Funding 0.376% (US0003M + 0.125%) due 03/04/2021 ~	3,700	3,701
MET Tower Global Funding 0.637% due 01/17/2023 •(f)	56,400	56,681
Mitsubishi UFJ Financial Group, Inc.
0.948% (US0003M + 0.700%) due 03/07/2022 ~	13,600	13,693
0.981% (US0003M + 0.740%) due 03/02/2023 ~	16,250	16,338
1.035% (US0003M + 0.790%) due 07/25/2022 ~	63,672	64,179
1.105% (US0003M + 0.860%) due 07/26/2023 ~	3,600	3,635
1.176% (US0003M + 0.920%) due 02/22/2022 ~	33,789	34,111
1.309% (US0003M + 1.060%) due 09/13/2021 ~	52,927	53,339
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.250% due 09/07/2021	17,025	17,258
2.750% due 10/21/2020	15,278	15,294
Mizuho Financial Group, Inc.
0.858% (US0003M + 0.610%) due 09/08/2024 ~	41,300	41,228
0.880% (US0003M + 0.630%) due 05/25/2024 ~	48,010	48,001
1.038% (US0003M + 0.790%) due 03/05/2023 ~	11,100	11,182
1.099% (US0003M + 0.850%) due 09/13/2023 ~	36,320	36,522
1.111% (US0003M + 0.840%) due 07/16/2023 ~	52,723	52,983
1.263% (US0003M + 0.990%) due 07/10/2024 ~	29,300	29,591
Morgan Stanley
0.784% (SOFRRATE + 0.700%) due 01/20/2023 ~	107,445	107,759
1.188% (US0003M + 0.930%) due 07/22/2022 ~	3,438	3,454
1.463% (US0003M + 1.220%) due 05/08/2024 ~	4,046	4,093
1.664% (US0003M + 1.400%) due 10/24/2023 ~	39,333	39,985
MUFG Union Bank N.A. 0.791% (SOFRRATE + 0.710%) due 12/09/2022 ~	15,050	15,141
Natwest Group PLC 1.750% (US0003M + 1.470%) due 05/15/2023 ~	58,749	59,011
NatWest Markets PLC 1.618% (US0003M + 1.400%) due 09/29/2022 ~	59,125	59,619
New York Life Global Funding
0.551% (US0003M + 0.280%) due 01/21/2022 ~	34,000	34,095
0.706% (US0003M + 0.440%) due 07/12/2022 ~	30,000	30,170
Nissan Motor Acceptance Corp.
0.770% (US0003M + 0.520%) due 03/15/2021 ~	41,178	40,990
0.857% (US0003M + 0.630%) due 09/21/2021 ~	52,306	51,823
0.916% (US0003M + 0.650%) due 07/13/2022 ~	9,550	9,334
0.923% due 09/28/2022 •	9,850	9,580
1.156% (US0003M + 0.890%) due 01/13/2022 ~	24,045	23,771
3.650% due 09/21/2021	16,485	16,817
NTT Finance Corp. 1.900% due 07/21/2021	12,170	12,324
ORIX Corp. 2.650% due 04/13/2021	1,400	1,414
PNC Bank N.A.
0.581% (US0003M + 0.325%) due 02/24/2023 ~	71,700	71,795
0.708% (US0003M + 0.450%) due 07/22/2022 ~	111,900	112,228
Protective Life Global Funding 0.753% (US0003M + 0.520%) due 06/28/2021 ~	9,700	9,730
QNB Finance Ltd.
1.251% (US0003M + 1.000%) due 05/02/2022 ~	21,560	21,547
1.570% (US0003M + 1.320%) due 12/06/2021 ~(h)	8,400	8,415
1.606% (US0003M + 1.350%) due 05/31/2021 ~	80,677	81,009
1.842% (US0003M + 1.570%) due 07/18/2021 ~	16,900	16,988
2.125% due 09/07/2021	14,444	14,584
Royal Bank of Canada
0.633% (US0003M + 0.360%) due 01/17/2023 ~	35,100	35,225
0.740% (US0003M + 0.470%) due 04/29/2022 ~	36,100	36,294
Santander Holdings USA, Inc. 4.450% due 12/03/2021	1,500	1,560
Santander UK Group Holdings PLC
2.875% due 10/16/2020	11,900	11,912
2.875% due 08/05/2021	5,100	5,206
Santander UK PLC
0.866% (US0003M + 0.620%) due 06/01/2021 ~	89,414	89,708
0.940% (US0003M + 0.660%) due 11/15/2021 ~	34,342	34,551
2.100% due 01/13/2023	14,000	14,452
Skandinaviska Enskilda Banken AB 0.894% (US0003M + 0.645%) due 12/12/2022 ~	65,700	66,252
SL Green Operating Partnership LP 1.260% (US0003M + 0.980%) due 08/16/2021 ~	15,445	15,338
Standard Chartered PLC
1.450% (US0003M + 1.200%) due 09/10/2022 ~	31,300	31,407
2.744% due 09/10/2022 •	4,500	4,573
3.050% due 01/15/2021	8,285	8,342
SumitG Guaranteed Secured Obligation Issuer DAC 2.251% due 11/02/2020	4,500	4,505

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

Sumitomo Mitsui Financial Group, Inc.
1.012% (US0003M + 0.740%) due 10/18/2022 ~	4,500	4,532
1.046% (US0003M + 0.780%) due 07/12/2022 ~	40,065	40,378
1.236% (US0003M + 0.970%) due 01/11/2022 ~(f)	12,000	12,110
1.378% (US0003M + 1.110%) due 07/14/2021 ~	14,389	14,503
1.922% (US0003M + 1.680%) due 03/09/2021 ~	6,000	6,042
Toronto-Dominion Bank 0.563% (SOFRRATE + 0.480%) due 01/27/2023 ~	24,800	24,883
Toyota Motor Credit Corp.
0.379% (US0003M + 0.125%) due 08/13/2021 ~	46,000	46,041
0.566% (US0003M + 0.290%) due 10/07/2021 ~	3,200	3,207
0.680% due 05/17/2022 •	13,250	13,297
0.728% (US0003M + 0.480%) due 09/08/2022 ~	10,600	10,657
UBS Group AG
1.230% due 08/15/2023 •	200	201
1.230% (US0003M + 0.950%) due 08/15/2023 ~	63,507	63,949
1.476% due 05/23/2023 •	11,840	11,975
1.781% due 02/01/2022 •	22,040	22,424
2.048% due 04/14/2021 •	34,040	34,339
United Overseas Bank Ltd.
0.736% (US0003M + 0.480%) due 04/23/2021 ~	15,200	15,220
3.200% due 04/23/2021	8,100	8,219
Wells Fargo & Co.
1.183% (US0003M + 0.930%) due 02/11/2022 ~	66,713	66,881
1.374% (US0003M + 1.110%) due 01/24/2023 ~	6,000	6,047
1.491% (US0003M + 1.230%) due 10/31/2023 ~	12,700	12,861
Wells Fargo Bank N.A.
0.871% (US0003M + 0.620%) due 05/27/2022 ~	63,100	63,289
0.902% (US0003M + 0.660%) due 09/09/2022 ~	64,415	64,720
		4,565,683
INDUSTRIALS 13.3%
AbbVie, Inc.
0.597% (US0003M + 0.350%) due 05/21/2021 ~	41,200	41,243
0.728% (US0003M + 0.460%) due 11/19/2021 ~	33,600	33,680
0.897% (US0003M + 0.650%) due 11/21/2022 ~	35,485	35,671
5.000% due 12/15/2021	14,565	15,186
Apple, Inc. 0.603% (US0003M + 0.350%) due 05/11/2022 ~	100	100
BAT Capital Corp. 1.160% (US0003M + 0.880%) due 08/15/2022 ~	47,299	47,586
Bayer U.S. Finance LLC
0.855% due 06/25/2021 ~	200	200
0.855% (US0003M + 0.630%) due 06/25/2021 ~	43,751	43,841
2.750% due 07/15/2021	7,133	7,254
3.000% due 10/08/2021	2,200	2,257
3.500% due 06/25/2021	43,750	44,633
BMW Finance NV 1.047% (US0003M + 0.790%) due 08/12/2022 ~	32,000	32,159
BMW U.S. Capital LLC
0.676% (US0003M + 0.410%) due 04/12/2021 ~	27,429	27,469
0.798% (US0003M + 0.530%) due 04/14/2022 ~	15,838	15,850
0.944% (US0003M + 0.640%) due 04/06/2022 ~	20,989	21,077
1.850% due 09/15/2021	1,150	1,164
2.000% due 04/11/2021	7,000	7,048
3.100% due 04/12/2021	225	228
BP Capital Markets America, Inc. 0.877% (US0003M + 0.650%) due 09/19/2022 ~	26,000	26,045
Bristol-Myers Squibb Co. 0.660% (US0003M + 0.380%) due 05/16/2022 ~	56,600	56,820
Broadcom Corp. 2.200% due 01/15/2021	3,534	3,548
Campbell Soup Co. 0.880% (US0003M + 0.630%) due 03/15/2021 ~	26,360	26,410
Central Nippon Expressway Co. Ltd.
0.740% (US0003M + 0.460%) due 02/15/2022 ~	27,000	27,054
0.811% (US0003M + 0.560%) due 11/02/2021 ~	39,200	39,305
1.061% due 03/03/2022 •	77,560	77,912
1.099% (US0003M + 0.850%) due 09/14/2021 ~	22,050	22,047
1.250% (US0003M + 0.970%) due 02/16/2021 ~	1,200	1,203
1.256% (US0003M + 1.000%) due 05/28/2021 ~	32,000	32,157
1.315% (US0003M + 1.070%) due 04/23/2021 ~	7,570	7,602
2.091% due 09/14/2021	650	658
2.241% due 02/16/2021	200	201
2.567% due 11/02/2021	9,700	9,885
2.849% due 03/03/2022	300	309
Cigna Corp.
0.896% (US0003M + 0.650%) due 09/17/2021 ~	51,000	51,010
1.165% (US0003M + 0.890%) due 07/15/2023 ~	19,800	20,016
Comcast Corp. 0.665% (US0003M + 0.440%) due 10/01/2021 ~	109	109
Conagra Brands, Inc.
0.768% (US0003M + 0.500%) due 10/09/2020 ~	31,576	31,579

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

3.800% due 10/22/2021	22,165	22,927
Constellation Brands, Inc. 0.980% (US0003M + 0.700%) due 11/15/2021 ~	63,863	63,868
Daimler Finance North America LLC
0.687% (US0003M + 0.430%) due 02/12/2021 ~	21,875	21,877
0.706% (US0003M + 0.450%) due 02/22/2021 ~	2,025	2,026
0.799% (US0003M + 0.550%) due 05/04/2021 ~	51,648	51,675
0.919% (US0003M + 0.670%) due 11/05/2021 ~	47,000	47,043
1.089% (US0003M + 0.840%) due 05/04/2023 ~	3,200	3,188
1.136% (US0003M + 0.880%) due 02/22/2022 ~	39,900	40,025
1.180% (US0003M + 0.900%) due 02/15/2022 ~	27,000	27,153
2.200% due 10/30/2021	200	203
Dell International LLC 4.420% due 06/15/2021	30,783	31,514
Delta Air Lines, Inc. 2.600% due 12/04/2020	3,644	3,649
Dominion Energy Gas Holdings LLC 0.850% (US0003M + 0.600%) due 06/15/2021 ~	44,900	45,051
Equifax, Inc.
1.150% (US0003M + 0.870%) due 08/15/2021 ~	18,300	18,375
3.600% due 08/15/2021	600	616
Fresenius Medical Care U.S. Finance, Inc. 5.750% due 02/15/2021	2,600	2,647
GATX Corp. 0.969% (US0003M + 0.720%) due 11/05/2021 ~	10,700	10,688
General Mills, Inc. 6.610% due 10/15/2022	10,800	10,825
General Motors Co. 1.150% (US0003M + 0.900%) due 09/10/2021 ~	10,491	10,492
Gilead Sciences, Inc. 0.740% (US0003M + 0.520%) due 09/29/2023 ~	27,200	27,236
GlaxoSmithKline Capital PLC 0.615% (US0003M + 0.350%) due 05/14/2021 ~	6,400	6,412
Global Payments, Inc. 3.800% due 04/01/2021	2,500	2,533
Hewlett Packard Enterprise Co.
0.929% (US0003M + 0.680%) due 03/12/2021 ~	11,700	11,724
1.024% (US0003M + 0.720%) due 10/05/2021 ~	21,200	21,203
Honeywell International, Inc. 0.498% (US0003M + 0.230%) due 08/19/2022 ~	14,000	14,013
Hyundai Capital America
1.069% (US0003M + 0.820%) due 03/12/2021 ~	21,394	21,394
1.217% due 07/08/2021 •	4,803	4,807
2.450% due 06/15/2021	3,555	3,594
3.000% due 10/30/2020	14,517	14,544
3.000% due 03/18/2021	14,818	14,948
3.450% due 03/12/2021	19,100	19,324
Japan Tobacco, Inc. 2.000% due 04/13/2021	10,900	10,978
Kia Motors Corp. 2.625% due 04/21/2021	1,540	1,553
Marriott International, Inc.
0.846% (US0003M + 0.600%) due 12/01/2020 ~	45,825	45,745
0.898% (US0003M + 0.650%) due 03/08/2021 ~	12,158	12,109
Microchip Technology, Inc. 3.922% due 06/01/2021	4,725	4,829
Molson Coors Brewing Co. 2.100% due 07/15/2021	20,754	21,006
Mylan NV 3.750% due 12/15/2020	3,250	3,265
Occidental Petroleum Corp. 1.730% (US0003M + 1.450%) due 08/15/2022 ~	39,275	34,977
Penske Truck Leasing Co. LP
3.300% due 04/01/2021	440	445
3.650% due 07/29/2021	2,846	2,914
Phillips 66 0.834% (US0003M + 0.600%) due 02/26/2021 ~	7,905	7,906
Reckitt Benckiser Treasury Services PLC 0.783% (US0003M + 0.560%) due 06/24/2022 ~	31,650	31,775
Rogers Communications, Inc. 0.825% (US0003M + 0.600%) due 03/22/2022 ~	72,630	73,046
Rolls-Royce PLC 2.375% due 10/14/2020	9,600	9,588
Seven & i Holdings Co. Ltd. 3.350% due 09/17/2021	3,750	3,843
Telefonica Emisiones S.A. 5.462% due 02/16/2021	6,661	6,784
Textron, Inc. 0.793% (US0003M + 0.550%) due 11/10/2020 ~	27,300	27,301
Time Warner Cable LLC
4.000% due 09/01/2021	21,000	21,453
4.125% due 02/15/2021	10,169	10,209
Volkswagen Group of America Finance LLC
1.024% (US0003M + 0.770%) due 11/13/2020 ~	91,215	91,276

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

1.083% (US0003M + 0.860%) due 09/24/2021 ~	18,000	18,071
1.197% (US0003M + 0.940%) due 11/12/2021 ~	16,100	16,182
1.197% (US0003M + 0.940%) due 11/12/2021 ~(f)	7,600	7,639
3.875% due 11/13/2020	1,910	1,917
4.000% due 11/12/2021	6,500	6,745
Walt Disney Co. 0.636% (US0003M + 0.390%) due 09/01/2022 ~	28,900	29,018
Woodside Finance Ltd. 4.600% due 05/10/2021	2,220	2,247
Zimmer Biomet Holdings, Inc. 3.375% due 11/30/2021	2,740	2,813
Zoetis, Inc. 0.693% (US0003M + 0.440%) due 08/20/2021 ~	5,075	5,085
		1,896,809
UTILITIES 3.7%
AT&T, Inc. 1.155% (US0003M + 0.890%) due 02/15/2023 ~	36,685	37,015
BP Capital Markets PLC
0.877% (US0003M + 0.650%) due 09/19/2022 ~	300	301
1.107% (US0003M + 0.870%) due 09/16/2021 ~	21,500	21,634
3.161% due 03/17/2021	3,889	3,938
British Transco International Finance BV 0.000% due 11/04/2021 (c)	7,440	7,392
Consolidated Edison Co. of New York, Inc. 0.625% (US0003M + 0.400%) due 06/25/2021 ~	49,481	49,602
Duke Energy Corp.
0.765% (US0003M + 0.500%) due 05/14/2021 ~	2,400	2,406
0.900% (US0003M + 0.650%) due 03/11/2022 ~	25,500	25,663
Duke Energy Progress LLC 0.433% (US0003M + 0.180%) due 02/18/2022 ~	4,900	4,900
NextEra Energy Capital Holdings, Inc.
0.806% (US0003M + 0.550%) due 08/28/2021 ~	14,260	14,266
0.970% (US0003M + 0.720%) due 02/25/2022 ~	3,900	3,930
Pacific Gas & Electric Co.
1.717% (US0003M + 1.480%) due 06/16/2022 ~	76,910	77,094
1.750% due 06/16/2022	30,800	30,837
4.250% due 08/01/2023	1,600	1,705
Plains All American Pipeline LP 5.000% due 02/01/2021	6,000	6,022
Sempra Energy
0.700% (US0003M + 0.450%) due 03/15/2021 ~	34,033	34,082
0.775% (US0003M + 0.500%) due 01/15/2021 ~	85,164	85,172
Southern California Gas Co. 0.570% (US0003M + 0.350%) due 09/14/2023 ~	9,700	9,700
Southern Power Co. 0.777% (US0003M + 0.550%) due 12/20/2020 ~	63,059	63,067
Verizon Communications, Inc.
1.237% (US0003M + 1.000%) due 03/16/2022 ~	33,300	33,687
1.380% (US0003M + 1.100%) due 05/15/2025 ~	16,200	16,567
		528,980
Total Corporate Bonds & Notes (Cost $6,976,836)		6,991,472
MUNICIPAL BONDS & NOTES 0.3%
CALIFORNIA 0.2%
California State General Obligation Bonds, Series 2017 0.937% (US0001M + 0.780%) due 04/01/2047 ~	27,950	27,937
WASHINGTON 0.1%
Washington Health Care Facilities Authority Revenue Bonds, Series 2017 1.201% (0.67*US0001M + 1.100%) due 01/01/2042 ~	7,350	7,396
Total Municipal Bonds & Notes (Cost $35,301)		35,333
U.S. GOVERNMENT AGENCIES 16.9%
Fannie Mae
0.398% due 05/25/2037 •	24	24
0.448% due 12/25/2045 •	3,205	3,225
0.456% due 06/25/2048 •	14,960	14,873
0.470% due 05/26/2023	37,075	37,138
0.475% due 01/25/2037 •	442	437
0.476% due 08/25/2044 •	5,200	5,198
0.478% due 02/25/2037 •	57	57
0.498% due 11/25/2036 •	90	91
0.506% due 08/25/2044	16,888	16,815
0.506% due 08/25/2044 - 12/25/2048 •	45,211	45,201
0.548% due 06/25/2026 •	133	133
0.550% due 04/18/2028 - 09/18/2031 •	711	712
0.556% due 07/25/2044 - 03/25/2060 •	45,469	45,630

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

0.558% due 09/25/2035 •	408	411
0.568% due 03/25/2037 •	291	294
0.575% due 08/25/2049 •	20,924	20,843
0.598% due 02/25/2038 - 06/25/2059 •	10,707	10,800
0.598% due 07/25/2049	9,083	9,143
0.606% due 07/25/2046 - 08/25/2050 •	38,838	38,928
0.648% due 06/25/2031 - 11/25/2059 •	52,371	52,723
0.650% due 05/18/2032 •	133	133
0.656% due 07/25/2046 •	8,761	8,791
0.698% due 12/25/2059 •	4,428	4,491
0.700% due 03/18/2032 •	118	119
0.828% due 12/25/2037 •	465	475
0.848% due 05/25/2037 •	94	95
0.898% due 03/25/2037 - 02/25/2040 •	102	107
0.900% due 04/25/2023 •	429	430
0.928% due 02/25/2038 •	827	843
0.998% due 07/25/2038 •	91	93
1.048% due 03/25/2032 •	24	24
2.000% due 12/25/2044	3,529	3,599
3.176% due 05/01/2038 •	418	441
3.262% due 01/01/2036 •	3,263	3,448
Freddie Mac
0.402% due 11/15/2036 - 01/15/2040 •	30	30
0.457% due 11/25/2024 •	4,494	4,517
0.472% due 02/15/2037 •	1,102	1,106
0.476% due 05/15/2038 •	3,553	3,568
0.486% due 05/15/2041 •	3,960	3,966
0.506% due 03/15/2037 - 03/15/2043 •	64,697	64,732
0.556% due 12/15/2042 - 11/15/2044 •	9,094	9,164
0.572% due 04/15/2041 •	286	288
0.576% due 06/15/2044 •	12,713	12,730
0.602% due 09/15/2048 - 09/25/2049 •	31,890	32,085
0.606% due 12/15/2037 •	2,323	2,321
0.652% due 07/15/2039 - 12/25/2049 •	14,310	14,402
0.690% due 08/05/2025	151,000	151,154
0.700% due 08/12/2025 - 09/02/2025	649,600	650,014
0.750% due 07/21/2025 - 08/04/2025	106,600	106,724
0.770% due 07/15/2025	159,700	159,875
0.800% due 07/21/2025 - 07/30/2025	328,335	328,470
2.500% due 06/25/2034 - 07/25/2034	92,984	93,752
3.264% due 09/01/2037 •	2,408	2,548
Ginnie Mae
0.355% due 06/20/2066 •	713	712
0.505% due 08/20/2065 •	24,988	24,957
0.525% due 10/20/2066 •	108	107
0.555% due 10/20/2062 •	4,648	4,648
0.556% due 07/20/2049 •	15,363	15,404
0.557% due 06/20/2046 •	31,540	31,558
0.580% due 05/20/2063 •	842	835
0.606% due 03/20/2049 - 06/20/2049 •	44,089	44,262
0.625% due 06/20/2067 •	1,663	1,667
0.655% due 03/20/2061 - 07/20/2067 •	8,512	8,531
0.705% due 04/20/2062 •	3,103	3,112
0.755% due 05/20/2065 - 10/20/2065 •	13,010	13,086
0.756% due 09/20/2040 •	5,980	6,026
0.776% due 05/20/2041 •	11,967	12,028
0.786% due 10/20/2040 •	11,280	11,337
0.805% due 12/20/2064 - 10/20/2065 •	22,222	22,372
0.806% due 05/20/2041 •	3,404	3,424
0.852% due 01/16/2040 •	4,185	4,244
0.855% due 02/20/2062 •	4,589	4,618
0.856% due 04/20/2070 •	60,984	62,058
0.896% due 02/20/2040 •	3,868	3,921
0.905% due 12/20/2065 - 08/20/2066 •	12,273	12,420
0.906% due 03/20/2040	11,294	11,453
0.926% due 04/20/2040 •	8,234	8,362
0.935% due 09/20/2066 •	2,006	2,031
0.955% due 05/20/2066 - 07/20/2066 •	12,049	12,212
0.956% due 03/20/2040 •	8,760	8,903
0.985% due 08/20/2066 •	1,201	1,219
1.075% due 07/20/2065 •	5,655	5,751
1.155% due 01/20/2066 •	5,553	5,673
1.205% due 02/20/2066 •	13,838	14,067
1.586% due 06/20/2067 •	7,097	7,247
1.904% due 04/20/2067 •	2,054	2,099
2.213% due 12/20/2068 •	9,939	9,942
2.500% due 01/20/2049 - 10/20/2049	63,959	65,316
3.000% due 07/20/2046	2,739	2,811
6.000% due 12/15/2033	17	20
6.500% due 11/15/2033 - 09/15/2034	21	24
7.000% due 01/15/2024 - 07/15/2032	74	74
7.500% due 07/15/2024 - 06/15/2028	49	53
NCUA Guaranteed Notes
0.506% due 12/07/2020 •	465	466

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

0.625% due 11/05/2020 •	3,121	3,122
0.715% due 12/08/2020 •	1,517	1,517
Total U.S. Government Agencies (Cost $2,415,185)		2,420,900
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.8%
AREIT Trust 1.172% due 09/14/2036 •	14,000	13,851
Bancorp Commercial Mortgage Trust 1.202% due 09/15/2036 •	15,484	15,316
BDS Ltd. 1.450% due 09/15/2035 •	31,500	31,640
Bear Stearns Adjustable Rate Mortgage Trust 3.171% due 08/25/2033 ~	537	539
BFLD Trust 1.350% due 10/15/2022 •(a)	12,000	12,000
Brass PLC 0.980% due 11/16/2066 •	10,194	10,230
BX Commercial Mortgage Trust 0.902% due 11/15/2035 •	8,638	8,654
CGRBS Commercial Mortgage Trust 3.369% due 03/13/2035	1,480	1,560
Credit Suisse Mortgage Capital Trust 0.902% due 07/15/2032 •	13,000	12,606
Exantas Capital Corp. Ltd. 1.151% due 04/15/2036 •	17,723	17,269
GCAT Trust 2.650% due 10/25/2068 ~	4,064	4,244
Gosforth Funding PLC
0.697% due 12/19/2059 •	2,509	2,510
0.700% due 08/25/2060 •	11,342	11,356
GPMT Ltd. 1.056% due 11/21/2035 •	2,041	2,035
GS Mortgage Securities Corp. Trust
0.852% due 07/15/2032 •	16,300	16,276
1.052% due 07/15/2031 •	7,500	7,348
GS Mortgage Securities Trust 3.648% due 01/10/2047	6,736	7,010
IMT Trust 0.852% due 06/15/2034 •	2,711	2,688
JPMorgan Chase Commercial Mortgage Securities Trust 1.152% due 09/15/2029 •	45,400	44,438
Lanark Master Issuer PLC 1.026% due 12/22/2069 •	8,400	8,422
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 0.852% due 11/15/2031 •	631	626
MF1 Ltd. 1.278% due 12/25/2034 •	50,000	49,344
Mill City Mortgage Loan Trust 2.750% due 07/25/2059 ~	1,314	1,373
Motel 6 Trust 1.072% due 08/15/2034 •	9,418	9,277
Permanent Master Issuer PLC 0.655% due 07/15/2058 •	1,125	1,125
PFP Ltd. 1.202% due 04/14/2037 •	45,200	44,258
Rosslyn Portfolio Trust 1.939% due 06/15/2033 •	3,839	3,785
Shellpoint Co-Originator Trust 3.500% due 08/25/2045 ~	3,815	3,858
UBS-Barclays Commercial Mortgage Trust 0.941% due 04/10/2046 •	14,981	14,974
VMC Finance LLC 1.071% due 10/15/2035 •	4,889	4,769
Wells Fargo Commercial Mortgage Trust
1.001% due 12/13/2031 •	5,400	5,199
1.201% due 07/15/2046 •	5,700	5,677
Wells Fargo-RBS Commercial Mortgage Trust 1.601% due 06/15/2044 •	19,603	19,617
Total Non-Agency Mortgage-Backed Securities (Cost $397,853)		393,874
ASSET-BACKED SECURITIES 16.5%
Ally Auto Receivables Trust 1.750% due 12/15/2021	21	21
AmeriCredit Automobile Receivables Trust 0.600% due 12/18/2023	24,800	24,851
ARI Fleet Lease Trust 0.632% due 11/15/2027 •	7,485	7,490
Arkansas Student Loan Authority 1.150% due 11/25/2043 •	478	475
Atlas Senior Loan Fund Ltd. 1.142% due 04/20/2028 •	3,900	3,858

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

B&M CLO Ltd. 1.001% due 04/16/2026 •	169	169
Barings BDC Static CLO Ltd. 1.295% due 04/15/2027 •	18,247	18,241
BlueMountain CLO Ltd. 1.502% due 01/20/2029 •	2,751	2,741
Bowman Park CLO Ltd. 1.436% due 11/23/2025 •	506	505
Canadian Pacer Auto Receivables Trust 0.356% due 11/21/2022 •	15,901	15,884
CARDS Trust 0.542% due 05/15/2024 •	34,400	34,477
CarMax Auto Owner Trust
0.462% due 07/15/2022 •	1,957	1,958
0.490% due 06/15/2023	30,100	30,148
Carrington Mortgage Loan Trust 1.513% due 10/17/2029 •	40,400	40,338
Chesapeake Funding LLC
0.522% due 08/15/2030 •	19,033	18,854
0.552% due 04/15/2031 •	11,603	11,591
0.632% due 09/15/2031 •	10,544	10,518
0.802% due 08/16/2032 •	17,344	17,365
0.870% due 08/16/2032	15,927	15,981
1.910% due 08/15/2029	2,205	2,210
1.990% due 05/15/2029	278	279
3.040% due 04/15/2030	2,835	2,897
CIFC Funding Ltd. 1.105% due 10/25/2027 •	8,686	8,621
Citibank Credit Card Issuance Trust 0.776% due 04/22/2026 •	6,000	6,046
Commonbond Student Loan Trust 0.998% due 05/25/2041 •	617	613
Crown Point CLO Ltd.
1.213% due 07/17/2028 •	20,729	20,519
1.442% due 10/20/2028 •	39,294	38,941
CVP Cascade CLO Ltd. 1.421% due 01/16/2026 •	1,187	1,189
Dell Equipment Finance Trust 1.983% due 05/21/2021	10,211	10,245
Denali Capital CLO LLC 1.295% due 10/26/2027 •	14,674	14,630
Dryden Senior Loan Fund 1.175% due 10/15/2027 •	13,657	13,554
DT Auto Owner Trust 0.540% due 04/15/2024	2,700	2,706
1.140% due 01/16/2024	4,106	4,122
Earnest Student Loan Program LLC 2.680% due 07/25/2035	6,604	6,650
Edsouth Indenture LLC
0.878% due 04/25/2039 •	916	906
1.298% due 09/25/2040 •	174	174
Enterprise Fleet Financing LLC
2.870% due 10/20/2023	121	122
3.140% due 02/20/2024	481	486
Evergreen Credit Card Trust
0.522% due 10/16/2023 •	84,000	84,179
0.632% due 01/15/2023 •	42,000	42,049
Exeter Automobile Receivables Trust
1.130% due 08/15/2023	9,770	9,802
2.590% due 09/15/2022	1,427	1,431
Figueroa CLO Ltd. 1.175% due 01/15/2027 •	3,255	3,256
Flagship CLO Ltd. 1.121% due 01/16/2026 •	919	918
Flagship Credit Auto Trust
0.700% due 04/15/2025	4,849	4,858
1.490% due 07/15/2024	9,990	10,084
Ford Credit Auto Lease Trust
0.412% due 02/15/2022 •	13,652	13,656
2.280% due 02/15/2022	182	182
Ford Credit Auto Owner Trust
1.030% due 10/15/2022	11,685	11,723
1.690% due 11/15/2021	200	200
Ford Credit Floorplan Master Owner Trust
0.650% due 09/15/2025 •	47,700	47,850
0.752% due 09/15/2024 •	20,400	20,514
Gallatin CLO Ltd. 1.575% (US0003M + 1.050%) due 07/15/2027 ~	8,686	8,666
GM Financial Automobile Leasing Trust
0.710% due 10/20/2022	15,000	15,046
3.180% due 06/21/2021	167	167
GMF Floorplan Owner Revolving Trust 0.562% due 09/15/2023 •	28,400	28,454

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

Golden Credit Card Trust
0.472% due 05/15/2023 •	6,500	6,506
0.502% due 10/15/2023 •	41,195	41,281
2.620% due 01/15/2023	3,000	3,020
Gulf Stream Meridian Ltd. 2.478% due 10/15/2029 •	7,000	7,015
Halcyon Loan Advisors Funding Ltd. 1.192% due 04/20/2027 •	2,743	2,736
Hertz Fleet Lease Funding LP
0.626% due 01/10/2033 •	71,390	71,564
0.656% due 05/10/2032 •	2,837	2,828
Hyundai Auto Lease Securitization Trust 2.080% due 12/15/2021	4,104	4,122
KVK CLO Ltd. 1.168% due 01/14/2028 •	4,070	4,041
Laurel Road Prime Student Loan Trust 0.720% due 11/25/2050	4,150	4,169
LCM LP 1.312% due 10/20/2027 •	3,500	3,472
Limerock CLO LLC 1.472% due 10/20/2026 •	3,177	3,168
Madison Park Funding Ltd. 1.532% due 07/20/2026 •	2,288	2,288
Marlette Funding Trust
2.690% due 09/17/2029	3,409	3,442
3.130% due 07/16/2029	1,382	1,397
Master Credit Card Trust 0.646% due 07/21/2024 •	12,000	12,020
Mercedes-Benz Auto Lease Trust 2.010% due 12/15/2021	464	466
MidOcean Credit CLO 1.522% due 01/20/2029 •	23,900	23,815
MMAF Equipment Finance LLC 2.330% due 12/08/2025	2,569	2,605
Monarch Grove CLO 1.125% due 01/25/2028 •	253	250
Mountain Hawk CLO Ltd. 1.472% due 04/18/2025 •	1,327	1,325
Mountain View CLO Ltd. 1.361% due 10/16/2029 •	10,000	9,978
Nassau Ltd.
1.425% due 10/15/2029 •	26,500	26,401
2.383% due 07/20/2029 •	10,000	10,020
Navient Private Education Loan Trust 1.402% due 02/15/2029 •	1,738	1,748
Navient Private Education Refi Loan Trust
0.502% due 11/15/2068 •	3,773	3,765
1.690% due 05/15/2069	24,754	25,093
3.130% due 02/15/2068	7,500	7,749
Navient Student Loan Trust
0.552% due 12/15/2059 •	11,598	11,587
0.748% due 07/26/2066 •	9,183	9,175
0.898% due 07/26/2066 •	893	893
0.948% due 07/26/2066 •	7,621	7,442
1.198% due 12/27/2066 •	17,676	17,500
Nelnet Student Loan Trust
0.345% due 12/24/2035 •	3,921	3,844
0.366% due 08/23/2027 •	1,054	1,052
0.775% due 03/25/2030 •	2,916	2,895
0.948% due 09/25/2065 •	16,757	16,617
0.948% due 08/25/2067 •	27,234	26,851
0.998% due 02/25/2066 •	11,383	11,283
Nissan Auto Lease Trust
1.800% due 05/16/2022	672	677
2.710% due 07/15/2021	249	249
2.760% due 03/15/2022	500	505
Nissan Master Owner Trust Receivables 0.582% due 11/15/2023 •	64,900	65,053
Northstar Education Finance, Inc. 0.848% due 12/26/2031 •	772	756
OCP CLO Ltd. 1.065% due 10/26/2027 •	4,568	4,545
OneMain Financial Issuance Trust 2.370% due 09/14/2032	4,292	4,301
Oscar U.S. Funding LLC
2.490% due 08/10/2022	2,423	2,440
3.100% due 04/11/2022	3,163	3,181
Palmer Square CLO Ltd. 1.130% due 08/15/2026 •	4,191	4,183
Palmer Square Loan Funding Ltd.
0.875% due 04/15/2026 •	23,687	23,604
1.053% due 02/20/2028 •	35,815	35,646
1.103% due 08/20/2027 •	31,640	31,578
1.164% due 10/24/2027 •	12,159	12,130

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

1.180% due 11/15/2026 •	6,506	6,492
1.242% due 04/20/2027 •	2,279	2,276
2.005% due 07/20/2028 •	44,400	44,454
Penarth Master Issuer PLC 0.690% due 07/18/2023 •	24,045	24,044
PFS Financing Corp. 1.210% due 06/15/2024	16,800	16,990
PHEAA Student Loan Trust 1.098% due 11/25/2065 •	7,639	7,631
Santander Consumer Auto Receivables Trust 1.370% due 10/15/2024	11,679	11,793
Santander Drive Auto Receivables Trust 0.620% due 05/15/2023	13,800	13,819
Santander Retail Auto Lease Trust
0.496% due 09/20/2022 •	11,772	11,788
1.690% due 01/20/2023	9,972	10,074
1.890% due 09/20/2022	7,612	7,687
2.290% due 04/20/2022	2,480	2,502
2.720% due 01/20/2022	1,137	1,143
Securitized Term Auto Receivables Trust 2.289% due 03/25/2022	846	850
Seneca Park CLO Ltd. 1.393% due 07/17/2026 •	2,219	2,221
SLC Student Loan Trust
0.350% due 09/15/2026 •	2,708	2,707
0.360% due 03/15/2027 •	5,560	5,528
0.370% due 06/15/2029 •	17,630	17,498
SLM Private Education Loan Trust
1.652% due 03/15/2032 •	5,663	5,681
2.402% due 06/16/2042 •	957	958
SLM Student Loan Trust
0.335% due 01/26/2026 •	4,191	4,184
0.355% due 01/27/2025 •	1,293	1,290
0.365% due 01/25/2027 •	13,355	13,238
0.385% due 10/25/2028 •	2,022	2,006
0.720% due 12/15/2027 •	17,049	16,954
0.795% due 01/25/2028 •	2,874	2,875
0.798% due 12/27/2038 •	2,723	2,688
0.800% due 12/15/2025 •	3,784	3,770
0.848% due 01/25/2029 •	3,087	2,910
1.745% due 04/25/2023 •	247	243
SMB Private Education Loan Trust
0.000% due 07/15/2053 •	4,300	4,320
0.448% due 09/15/2054 •	30,650	30,503
0.502% due 02/16/2026 •	1,261	1,261
1.052% due 09/15/2034 •	12,380	12,367
1.252% due 09/15/2034 •	5,773	5,761
1.290% due 07/15/2053	34,100	34,148
1.352% due 07/15/2027 •	4,074	4,081
2.340% due 09/15/2034	7,395	7,539
2.490% due 06/15/2027	2,233	2,259
2.980% due 07/15/2027	3,802	3,865
3.050% due 05/15/2026	516	521
SoFi Consumer Loan Program LLC
2.500% due 05/26/2026	2,124	2,140
2.770% due 05/25/2026	950	956
3.280% due 01/26/2026	206	206
SoFi Consumer Loan Program Trust
2.900% due 05/25/2028	5,431	5,495
3.010% due 04/25/2028	4,582	4,640
3.240% due 02/25/2028	3,760	3,798
SoFi Professional Loan Program LLC
0.498% due 02/25/2042 •	803	796
0.748% due 07/25/2040 •	1,183	1,180
0.848% due 03/26/2040 •	1,049	1,049
0.998% due 07/25/2039 •	1,926	1,922
1.098% due 01/25/2039 •	214	214
1.198% due 04/25/2035 •	747	747
1.198% due 08/27/2035 •	2,901	2,903
1.248% due 10/27/2036 •	2,945	2,946
1.448% due 02/25/2040 •	1,077	1,084
1.898% due 08/25/2036 •	1,015	1,023
2.360% due 12/27/2032	762	772
2.510% due 09/27/2032	726	729
2.650% due 09/25/2040	4,284	4,398
2.740% due 05/25/2040	5,048	5,132
SoFi Professional Loan Program Trust
1.950% due 02/15/2046	36,724	37,598
2.060% due 05/15/2046	12,425	12,549
3.080% due 01/25/2048	1,921	1,932
Sound Point CLO Ltd. 1.406% due 01/23/2029 •	20,000	19,927
SP-STATIC CLO Ltd. 1.635% due 07/22/2028 •	30,000	29,984

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

Starwood Waypoint Homes Trust 1.102% due 01/17/2035 •	9,063	9,065
Sudbury Mill CLO Ltd. 1.423% due 01/17/2026 •	1,200	1,197
Symphony CLO Ltd. 1.218% due 07/14/2026 •	19,367	19,265
Tesla Auto Lease Trust 2.130% due 04/20/2022	16,372	16,557
Thacher Park CLO Ltd. 1.432% due 10/20/2026 •	1,017	1,017
THL Credit Wind River CLO Ltd. 1.155% due 01/15/2026 •	1,868	1,861
Towd Point Mortgage Trust
0.748% due 02/25/2057 •	2,656	2,653
1.148% due 10/25/2059 •	3,867	3,872
1.636% due 04/25/2060 ~	106,602	108,697
2.710% due 01/25/2060 ~	38,659	40,471
2.900% due 10/25/2059 ~	30,065	31,890
3.750% due 03/25/2058 ~	19,663	21,325
Toyota Auto Loan Extended Note Trust 1.350% due 05/25/2033	41,800	42,966
Trestles CLO Ltd. 1.535% due 07/25/2029 •	14,400	14,390
Trillium Credit Card Trust
0.515% due 12/26/2024 •	85,400	85,492
0.625% due 01/26/2024 •	19,100	19,117
Upstart Securitization Trust 2.322% due 04/22/2030	3,054	3,078
Utah State Board of Regents
0.898% due 09/25/2056 •	9,673	9,630
0.925% due 01/25/2057 •	6,044	6,029
Venture CLO Ltd.
1.286% due 08/28/2029 •	36,400	36,173
1.408% due 10/22/2031 •	25,000	24,991
1.502% due 04/20/2029 •	31,200	31,106
Volkswagen Auto Lease Trust 0.456% due 03/21/2022 •	6,948	6,955
Voya CLO Ltd. 0.965% due 07/25/2026 •	2,378	2,376
Westlake Automobile Receivables Trust 2.570% due 02/15/2023	663	668
WhiteHorse Ltd.
1.203% due 04/17/2027 •	3,484	3,476
1.433% due 07/17/2026 •	284	284
World Omni Auto Receivables Trust 1.300% due 02/15/2022	9	9
World Omni Automobile Lease Securitization Trust 0.412% due 07/15/2022 •	12,190	12,192
Zais CLO Ltd. 1.425% due 04/15/2028 •	22,070	22,067
Total Asset-Backed Securities (Cost $2,349,246)		2,353,589
SOVEREIGN ISSUES 1.2%
Development Bank of Japan, Inc. 0.815% (US0003M + 0.570%) due 04/23/2021 ~	6,000	6,008
Export-Import Bank of India 1.247% (US0003M + 1.000%) due 08/21/2022 ~	31,468	31,177
Export-Import Bank of Korea
0.750% (US0003M + 0.525%) due 06/25/2022 ~	4,000	4,017
0.821% (US0003M + 0.575%) due 06/01/2021 ~	4,400	4,410
1.104% (US0003M + 0.800%) due 07/05/2022 ~	4,850	4,884
1.120% (US0003M + 0.875%) due 01/25/2022 ~	6,833	6,876
1.176% (US0003M + 0.925%) due 11/01/2022 ~	7,000	7,070
2.750% due 01/25/2022	710	730
4.000% due 01/29/2021	1,500	1,517
Industrial Bank of Korea 0.706% (US0003M + 0.450%) due 10/23/2022 ~	29,000	29,007
Korea Development Bank
0.700% (US0003M + 0.475%) due 10/01/2022 ~	1,900	1,904
0.956% (US0003M + 0.705%) due 02/27/2022 ~	34,980	35,157
1.029% (US0003M + 0.725%) due 07/06/2022 ~	1,080	1,087
4.625% due 11/16/2021	12,600	13,176
Korea Expressway Corp. 3.625% due 10/22/2021	2,800	2,889
Tokyo Metropolitan Government
0.750% due 07/16/2025	21,300	21,310
2.000% due 05/17/2021	800	807

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

2.500% due 06/08/2022	1,600	1,653
Total Sovereign Issues (Cost $173,759)		173,679
SHORT-TERM INSTRUMENTS 13.7%
CERTIFICATES OF DEPOSIT 1.3%
Bank of Montreal 0.470% (SOFRRATE + 0.400%) due 10/02/2020 ~	65,000	65,001
Lloyds Bank Corporate Markets PLC 0.768% (US0003M + 0.500%) due 10/26/2020 ~	48,600	48,617
Sumitomo Mitsui Banking Corp.
0.599% (US0003M + 0.350%) due 11/05/2021 ~	23,400	23,417
0.619% (US0003M + 0.370%) due 11/05/2021 ~	21,000	21,019
0.646% (US0003M + 0.380%) due 10/12/2021 ~	20,000	20,030
		178,084
COMMERCIAL PAPER 1.7%
AstraZeneca PLC 2.000% due 10/28/2020 (d)	40,861	40,850
BP Capital Markets PLC 1.500% due 10/07/2020 (d)	12,000	11,999
Hyundai Capital America 0.360% due 10/06/2020 (d)	23,000	23,000
Schlumberger Investment S.A.
1.950% due 10/27/2020 (d)	13,500	13,498
1.950% due 10/28/2020 (d)	50,000	49,993
Shell International Finance B.V.
2.070% due 02/03/2021 (d)	12,000	11,990
2.300% due 01/19/2021 (d)	95,000	94,932
		246,262
REPURCHASE AGREEMENTS (i) 6.6%		949,190
U.S. TREASURY BILLS 4.1%
0.164% due 10/06/2020 - 01/21/2021 (b)(c)	591,400	591,363
Total Short-Term Instruments (Cost $1,963,971)		1,964,899
Total Investments in Securities (Cost $14,312,151)		14,333,746
	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
MUTUAL FUNDS 0.1%
PIMCO Government Money Market Fund	10,828,658	10,829
0.160% (e)(f)(g)
Total Short-Term Instruments (Cost $10,829)		10,829
Total Investments in Affiliates (Cost $10,829)		10,829
Total Investments 100.4% (Cost $14,322,980)		$14,344,575
Other Assets and Liabilities, net (0.4)%		(53,531)
Net Assets 100.0%		$14,291,044

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Institutional Class Shares of each Fund.
(f)	Securities with an aggregate market value of $10,580 were out on loan in exchange for $10,829 of cash collateral as of September 30, 2020.
(g)	Coupon represents a 7-Day Yield.
(h)	RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
QNB Finance Ltd.				1.570%	12/06/2021	06/20/2019	$8,443	$8,415	0.06%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.000%	09/30/2020	10/01/2020	$1,890	U.S. Treasury Notes 1.750% due 04/30/2022		$(1,928)	$1,890	$1,890
IND	0.110	09/30/2020	10/01/2020	237,200	U.S. Treasury Bonds 2.250% due 08/15/2049		(239,843)	237,200	237,201
JPS	0.110	09/30/2020	10/01/2020	700,000	U.S. Treasury Bonds 3.375% due 11/15/2048		(708,700)	700,000	700,002
TDM	0.110	09/30/2020	10/01/2020	10,100	U.S. Treasury Inflation Protected Securities 1.000% due 02/15/2046		(10,255)	10,100	10,100
Total Repurchase Agreements							$(960,726)	$949,190	$949,193
REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
TDM				(0.050)%	09/21/2020	TBD(3)	$(882)	$(882)
Total Reverse Repurchase Agreements								$(882)
(j)	Securities with an aggregate market value of $907 have been pledged as collateral under the terms of master agreements as of September 30, 2020.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2020 was $(96) at a weighted average interest rate of (0.050%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1	Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance					$0	$4,565,683	$0	$4,565,683
Industrials					0	1,896,809	0	1,896,809
Utilities					0	528,980	0	528,980
Municipal Bonds & Notes

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

California	0	27,937	0	27,937
Washington	0	7,396	0	7,396
U.S. Government Agencies	0	2,420,900	0	2,420,900
Non-Agency Mortgage-Backed Securities	12,000	381,874	0	393,874
Asset-Backed Securities	0	2,353,589	0	2,353,589
Sovereign Issues	0	173,679	0	173,679
Short-Term Instruments
Certificates of Deposit	0	178,084	0	178,084
Commercial Paper	0	246,262	0	246,262
Repurchase Agreements	0	949,190	0	949,190
U.S. Treasury Bills	0	591,363	0	591,363
	$12,000	$14,321,746	$0	$14,333,746
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	10,829	0	0	10,829
Total Investments	$22,829	$14,321,746	$0	$14,344,575

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.6% ¤
MUNICIPAL BONDS & NOTES 83.7%
ALABAMA 1.3%
Chatom Industrial Development Board, Alabama Revenue Notes, (AGM Insured), Series 2020 5.000% due 08/01/2027	$1,000	$1,237
Industrial Development Board of the City of Mobile Alabama Revenue Bonds, Series 2007 1.000% due 06/01/2034	4,250	4,264
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019 2.000% due 11/01/2033	1,350	1,410
		6,911
ALASKA 0.7%
Alaska Housing Finance Corp. Revenue Bonds, Series 2020 5.000% due 12/01/2032	2,650	3,405
ARIZONA 1.1%
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2005 2.400% due 12/01/2035	2,750	2,893
Maricopa County, Arizona Special Health Care District General Obligation Bonds, Series 2018 5.000% due 07/01/2029	1,940	2,462
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2017 3.125% due 07/01/2034	425	449
		5,804
CALIFORNIA 1.7%
California State General Obligation Bonds, Series 2020 4.000% due 11/01/2034	1,750	2,152
California State General Obligation Notes, Series 2013 5.000% due 09/01/2021	3,000	3,134
Los Angeles, California Wastewater System Revenue Bonds, Series 2015 5.000% due 06/01/2029	1,350	1,639
Sacramento Municipal Utility District, California Revenue Bonds, Series 2013 5.000% due 08/15/2029	1,000	1,132
Southern California Public Power Authority Revenue Bonds, Series 2007 5.250% due 11/01/2020	575	577
		8,634
COLORADO 2.1%
Board of Governors of Colorado State University System Revenue Bonds, Series 2015 5.000% due 03/01/2028	1,580	1,909
Colorado Health Facilities Authority Revenue Bonds, Series 2018 5.000% due 11/15/2048	2,500	3,054
Colorado Health Facilities Authority Revenue Bonds, Series 2019
5.000% due 08/01/2031	850	1,069
5.000% due 11/15/2049	1,500	1,881
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2020 5.000% due 09/01/2034	1,300	1,724
E-470 Public Highway Authority, Colorado Revenue Notes, Series 2020 5.000% due 09/01/2028	1,050	1,372
		11,009
CONNECTICUT 5.4%
Bridgeport, Connecticut General Obligation Notes, Series 2017
5.000% due 08/15/2023	1,635	1,801
5.000% due 08/15/2027	3,000	3,648
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020
5.000% due 05/01/2031	3,500	4,620
5.000% due 05/01/2032	1,380	1,803
Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 01/01/2030	3,000	3,776
5.000% due 10/01/2033	1,020	1,282
Connecticut State General Obligation Bonds, Series 2018 5.000% due 09/15/2030	3,640	4,678
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2018 5.000% due 07/01/2029	1,200	1,512
Metropolitan District, Connecticut General Obligation Bonds, Series 2018 5.000% due 07/15/2029	1,845	2,359

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

Metropolitan District, Connecticut General Obligation Bonds, Series 2019 5.000% due 07/15/2030	2,000	2,601
		28,080
DISTRICT OF COLUMBIA 0.5%
District of Columbia Revenue Bonds, Series 2015 5.000% due 07/15/2028	2,000	2,374
FLORIDA 5.5%
Broward County, Florida Airport System Revenue Bonds, Series 2012 5.000% due 10/01/2023	1,000	1,083
Central Florida Expressway Authority Revenue Bonds, Series 2018
5.000% due 07/01/2030	450	575
5.000% due 07/01/2031	900	1,144
Florida Municipal Power Agency Revenue Bonds, Series 2019 5.000% due 10/01/2031	3,000	4,102
Florida Municipal Power Agency Revenue Notes, Series 2019 5.000% due 10/01/2028	1,000	1,295
Jacksonville, Florida Revenue Notes, Series 2012 5.000% due 10/01/2021	1,000	1,047
JEA Electric System, Florida Revenue Bonds, Series 2020 5.000% due 10/01/2035	3,505	4,552
JEA Water & Sewer System, Florida Revenue Bonds, Series 2012 5.000% due 10/01/2025	1,500	1,536
JEA Water & Sewer System, Florida Revenue Bonds, Series 2020 5.000% due 10/01/2035	1,150	1,521
Lakeland, Florida Department of Electric Utilities Revenue Bonds, Series 2016 5.000% due 10/01/2026	505	622
Mid-Bay Bridge Authority, Florida Revenue Bonds, Series 2015 5.000% due 10/01/2035	1,000	1,132
Osceola County, Florida Transportation Revenue Notes, Series 2020
0.000% due 10/01/2026 (b)	275	242
0.000% due 10/01/2028 (b)	475	392
Palm Beach County, Florida Revenue Bonds, Series 2012 5.000% due 06/01/2023	1,300	1,402
School District of Broward County, Florida Certificates of Participation Bonds, Series 2020 5.000% due 07/01/2032	2,000	2,637
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020 1.258% due 07/01/2025	4,500	4,571
Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2033 (b)	200	140
5.000% due 07/01/2031	350	450
		28,443
GEORGIA 3.9%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2012 5.000% due 01/01/2025	500	529
Burke County, Georgia Development Authority Revenue Bonds, Series 2008 2.925% due 11/01/2048	3,000	3,203
Burke County, Georgia Development Authority Revenue Bonds, Series 2012 1.700% due 12/01/2049	2,000	2,059
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 3.250% due 11/01/2045	3,750	4,049
Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2017 5.000% due 04/01/2028	600	743
Development Authority of Monroe County, Georgia Revenue Bonds, Series 2013 1.500% due 01/01/2039	1,250	1,258
LaGrange-Troup County, Georgia Hospital Authority Revenue Bonds, Series 2017 5.000% due 04/01/2028	700	867
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2019 5.000% due 05/15/2033	2,500	3,050
Main Street Natural Gas Inc., Georgia Revenue Bonds, Series 2018 0.934% (0.67*US0001M + 0.830%) due 08/01/2048 ~	1,510	1,512
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019 5.000% due 01/01/2031	1,200	1,521
Municipal Electric Authority of Georgia Revenue Notes, Series 2019 5.000% due 01/01/2029	1,000	1,282
		20,073
GUAM 0.2%
Guam Government Waterworks Authority Revenue Notes, Series 2014 5.000% due 07/01/2023	770	851
HAWAII 0.5%
Honolulu, Hawaii City & County General Obligation Bonds, Series 2015 5.000% due 10/01/2030	2,000	2,419

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

IDAHO 0.3%
Idaho Health Facilities Authority Revenue Bonds, Series 2013 0.230% due 12/01/2048	1,400	1,400
ILLINOIS 8.8%
Chicago Midway International Airport, Illinois Revenue Bonds, Series 2014 5.000% due 01/01/2035	6,500	7,196
Chicago, Illinois General Obligation Bonds, Series 2015 5.250% due 01/01/2027	4,000	4,253
Chicago, Illinois General Obligation Notes, Series 2015 5.000% due 01/01/2026	2,000	2,117
Illinois Finance Authority Revenue Bonds, Series 2008 4.000% due 11/01/2030	1,000	1,141
Illinois Finance Authority Revenue Bonds, Series 2019 2.450% due 10/01/2039	2,000	2,150
Illinois Finance Authority Revenue Bonds, Series 2020 5.000% due 08/15/2033	1,750	2,292
Illinois State General Obligation Bonds, Series 2012
4.000% due 01/01/2024	4,000	4,051
5.000% due 08/01/2023	2,590	2,738
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2020	535	536
5.000% due 11/01/2023	2,765	2,917
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	1,500	1,618
Illinois State Toll Highway Authority Revenue Bonds, Series 2019 5.000% due 01/01/2030	2,500	3,227
Illinois State Toll Highway Authority Revenue Notes, Series 2019 5.000% due 01/01/2027	1,525	1,899
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017 5.000% due 06/01/2023	1,100	1,226
Regional Transportation Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2003 5.750% due 06/01/2033	1,800	2,427
Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020 5.000% due 01/01/2028	4,500	5,489
		45,277
INDIANA 1.6%
Indiana Finance Authority Revenue Bonds, Series 2012 3.000% due 11/01/2030	4,500	4,490
Indiana Finance Authority Revenue Bonds, Series 2018 5.000% due 02/01/2030	1,500	1,942
Indiana Municipal Power Agency Revenue Notes, Series 2019 5.000% due 01/01/2029	285	374
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	1,500	1,644
		8,450
KENTUCKY 1.7%
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 04/01/2048	2,000	2,209
Kentucky Public Energy Authority Revenue Bonds, Series 2020 4.000% due 12/01/2050	3,000	3,472
Kentucky State Property & Building Commission Revenue Bonds, Series 2019 5.000% due 11/01/2031	2,500	3,132
		8,813
LOUISIANA 1.9%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 5.000% due 02/01/2031	2,330	3,189
Louisiana Public Facilities Authority Revenue Bonds, Series 2016 3.375% due 09/01/2028	2,000	2,024
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 5.000% due 05/15/2028	855	1,051
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.100% due 06/01/2037	900	906
2.125% due 06/01/2037	2,800	2,821
		9,991
MAINE 0.2%
Portland, Maine General Airport Revenue Notes, Series 2019
5.000% due 01/01/2028	300	370
5.000% due 01/01/2029	225	281

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

5.000% due 01/01/2030	270	342
		993
MARYLAND 0.9%
Maryland Department of Transportation State Revenue Bonds, Series 2019 4.000% due 10/01/2032	1,450	1,714
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 5.000% due 07/01/2045	2,500	3,105
		4,819
MASSACHUSETTS 1.6%
Commonwealth of Massachusetts General Obligation Bonds, Series 2020 5.000% due 06/01/2044	2,000	2,251
Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2030	1,500	1,888
Massachusetts School Building Authority Revenue Bonds, Series 2015 5.000% due 01/15/2029	2,390	2,868
Massachusetts School Building Authority Revenue Notes, Series 2012 5.000% due 08/15/2022	1,175	1,280
		8,287
MICHIGAN 1.7%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	4,380	5,569
Michigan Finance Authority Revenue Bonds, Series 2015 5.000% due 07/01/2030	1,200	1,420
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 5.000% due 11/15/2047	1,500	1,879
		8,868
MINNESOTA 0.2%
Rochester, Minnesota Electric Utility Revenue Bonds, Series 2017 5.000% due 12/01/2029	1,000	1,250
MISSISSIPPI 0.3%
Mississippi Business Finance Corp. Revenue Bonds, Series 2002 3.200% due 09/01/2028	1,500	1,575
MISSOURI 0.3%
Kansas City, Missouri Water Revenue Bonds, Series 2020 4.000% due 12/01/2034	1,000	1,254
NEBRASKA 0.7%
Public Power Generation Agency, Nebraska Revenue Bonds, Series 2015 5.000% due 01/01/2030	1,085	1,266
Public Power Generation Agency, Nebraska Revenue Notes, Series 2015 5.000% due 01/01/2025	1,905	2,265
		3,531
NEVADA 0.3%
Las Vegas Valley Water District, Nevada General Obligation Bonds, Series 2015 5.000% due 06/01/2034	1,500	1,752
NEW HAMPSHIRE 0.2%
Merrimack County, New Hampshire General Obligation Notes, Series 2012 5.000% due 12/01/2022	1,115	1,231
NEW JERSEY 2.9%
New Jersey Economic Development Authority Revenue Bonds, Series 2012 5.000% due 06/15/2023	1,000	1,035
New Jersey Economic Development Authority Revenue Bonds, Series 2013 1.670% (MUNIPSA + 1.550%) due 09/01/2027 ~	3,000	2,966
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011 5.000% due 07/01/2023	1,000	1,083
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011 5.250% due 06/15/2024	2,500	2,590
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015 5.000% due 06/15/2022	1,000	1,068
New Jersey Turnpike Authority Revenue Bonds, Series 2017 5.000% due 01/01/2030	2,250	2,738
Tobacco Settlement Financing Corp., New Jersey Revenue Notes, Series 2018
5.000% due 06/01/2025	1,020	1,206

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

5.000% due 06/01/2028	2,000	2,526
		15,212
NEW MEXICO 1.4%
Farmington, New Mexico Revenue Bonds, Series 2010 1.100% due 06/01/2040	3,500	3,519
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2019 5.000% due 11/01/2039	3,000	3,571
		7,090
NEW YORK 8.6%
Erie County, New York Industrial Development Agency Revenue Notes, Series 2012 5.000% due 05/01/2022	1,000	1,077
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013 0.924% (0.67* US0001M + 0.820%) due 11/01/2026 ~	1,500	1,454
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014 5.000% due 11/15/2029	3,000	3,585
Metropolitan Transportation Authority, New York Revenue Notes, Series 2019
5.000% due 05/15/2022	1,695	1,744
5.000% due 09/01/2022	805	832
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017 5.000% due 12/01/2027	1,000	1,204
Nassau County, New York General Obligation Notes, Series 2016 5.000% due 04/01/2026	1,360	1,650
New York City Housing Development Corp. Revenue Bonds, Series 2013 5.250% due 07/01/2031	2,500	2,812
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2014 5.000% due 08/01/2031	5,000	5,800
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018 5.000% due 07/15/2031	1,520	1,933
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Notes, Series 2020 5.000% due 11/01/2024	1,500	1,779
New York State Dormitory Authority Revenue Bonds, Series 2011 5.000% due 05/01/2022	2,000	2,057
New York State Dormitory Authority Revenue Bonds, Series 2012 5.000% due 12/15/2025	405	446
New York State Dormitory Authority Revenue Bonds, Series 2018
5.000% due 03/15/2031	3,000	3,827
5.000% due 01/15/2032	500	612
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 05/01/2048	2,535	2,871
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	3,000	3,405
Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019 5.000% due 12/01/2043	2,000	2,535
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2026	1,270	1,520
5.000% due 06/01/2027	2,800	3,427
		44,570
NORTH CAROLINA 0.6%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,665	1,798
5.000% due 10/01/2027	1,120	1,203
University of North Carolina at Greensboro Revenue Bonds, Series 2014 5.000% due 04/01/2026	250	287
		3,288
OHIO 4.8%
Allen County, Ohio Hospital Facilities Revenue Notes, Series 2020 5.000% due 12/01/2029	1,500	1,997
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012 5.000% due 02/15/2022	800	852
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
4.000% due 06/01/2048	3,500	3,828
5.000% due 06/01/2033	1,650	2,148
Butler County, Ohio Revenue Bonds, Series 2017 5.000% due 11/15/2030	1,235	1,513
Cleveland Department of Public Utilities Division of Water, Ohio Revenue Bonds, Series 2020 5.000% due 01/01/2032	1,000	1,346
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014 5.000% due 12/01/2025	3,000	3,365
Hamilton County, Ohio Sales Tax Revenue Notes, Series 2016 5.000% due 12/01/2026	750	930
Ohio Air Quality Development Authority Revenue Bonds, Series 2014 2.400% due 12/01/2038	3,200	3,315
Ohio Water Development Authority Revenue Notes, Series 2019 5.000% due 12/01/2028	1,000	1,335
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2020 5.000% due 12/01/2032	2,000	2,710

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

University of Cincinnati, Ohio Revenue Bonds, Series 2012 5.000% due 06/01/2024	1,250	1,350
		24,689
OREGON 1.2%
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
5.000% due 08/15/2032	600	786
5.000% due 08/15/2034	1,250	1,623
Salem-Keizer School District No 24J, Oregon General Obligation Notes, Series 2020
0.000% due 06/15/2027 (c)	500	619
0.000% due 06/15/2028 (c)	700	888
0.000% due 06/15/2029 (c)	800	1,037
0.000% due 06/15/2030 (c)	925	1,223
		6,176
PENNSYLVANIA 5.8%
Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2020 5.000% due 02/01/2040	4,000	4,447
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018 5.000% due 06/01/2031	1,340	1,695
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018 5.000% due 06/01/2025	1,500	1,800
Commonwealth of Pennsylvania General Obligation Notes, Series 2016 5.000% due 01/15/2027	2,000	2,532
Delaware River Joint Toll Bridge Commission, Pennsylvania Revenue Notes, Series 2019 5.000% due 07/01/2026	1,500	1,886
Delaware River Port Authority, Pennsylvania Revenue Notes, Series 2012 5.000% due 01/01/2023	900	970
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 5.000% due 04/01/2043	4,500	5,517
Lehigh County, Pennsylvania Revenue Notes, Series 2019 5.000% due 07/01/2029	1,310	1,700
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009 2.800% due 12/01/2033	1,000	1,029
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2011 5.250% due 06/15/2023	2,500	2,582
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 08/15/2029	340	404
5.000% due 08/15/2031	300	354
5.000% due 08/15/2033	1,000	1,171
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 08/15/2029	1,250	1,560
Philadelphia Gas Works, Co., Pennsylvania Revenue Bonds, Series 2015 5.000% due 08/01/2027	750	888
Philadelphia Gas Works, Colorado, Pennsylvania Revenue Bonds, Series 2015 5.000% due 08/01/2026	1,000	1,187
		29,722
PUERTO RICO 0.2%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 0.718% (0.67*US0003M + 0.520%) due 07/01/2029 ~	1,280	1,131
RHODE ISLAND 1.6%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015 5.000% due 06/01/2035	7,500	8,390
SOUTH DAKOTA 0.4%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2014 5.000% due 11/01/2027	925	1,082
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 11/01/2028	900	1,081
		2,163
TENNESSEE 1.6%
Tennergy Corp., Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	1,500	1,750
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2021	870	883
5.000% due 02/01/2027	3,000	3,681
5.250% due 09/01/2026	1,745	2,169
		8,483
TEXAS 5.7%
Corpus Christi Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2016 5.000% due 08/15/2025	2,115	2,591
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012 5.000% due 10/01/2023	1,000	1,094

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

El Paso Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2020
5.000% due 08/15/2027	350	453
5.000% due 08/15/2028	300	397
Fort Bend Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2020 5.000% due 08/15/2031	920	1,232
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2014 5.000% due 12/01/2025	500	587
Houston, Texas Airport System Revenue Bonds, Series 2018 5.000% due 07/01/2030	3,300	4,159
Katy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 5.000% due 02/15/2029	1,435	1,885
Lower Colorado River Authority, Texas Revenue Bonds, Series 2020 5.000% due 05/15/2033	1,250	1,602
North Texas Tollway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2028	2,875	3,483
Pflugerville Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012 5.000% due 02/15/2024	1,165	1,242
San Antonio Public Facilities Corp., Texas Revenue Bonds, Series 2012 5.000% due 09/15/2025	1,000	1,085
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	1,830	2,159
Texas Municipal Gas Acquisition and Supply Corp. I Revenue Bonds, Series 2006 1.618% (US0003M) due 12/15/2026 ~	2,500	2,412
Texas Water Development Board Revenue Bonds, Series 2018
5.000% due 04/15/2030	250	332
5.000% due 10/15/2030	3,010	3,959
University of Texas System Revenue Bonds, Series 2010 5.000% due 08/15/2022	500	545
		29,217
UTAH 0.3%
University of Utah Revenue Bonds, Series 2020 5.000% due 08/01/2033	1,000	1,344
VIRGINIA 0.7%
Wise County, Virginia Industrial Development Authority Revenue Bonds, Series 2009 0.750% due 10/01/2040	3,800	3,796
WASHINGTON 2.5%
Energy Northwest, Washington Revenue Bonds, Series 2018 5.000% due 07/01/2031	3,035	3,941
Energy Northwest, Washington Revenue Bonds, Series 2020 5.000% due 07/01/2033	2,000	2,696
Seattle, Washington Solid Waste Revenue Notes, Series 2014 5.000% due 05/01/2024	545	637
Washington Health Care Facilities Authority Revenue Bonds, Series 2017 1.170% (MUNIPSA + 1.050%) due 01/01/2042 ~	2,500	2,525
Washington Health Care Facilities Authority Revenue Bonds, Series 2020 5.000% due 09/01/2032	450	583
Washington Higher Education Facilities Authority Revenue Notes, Series 2020 5.000% due 05/01/2025	250	290
Washington State Revenue Bonds, Series 2012 5.000% due 09/01/2023	2,000	2,177
		12,849
WEST VIRGINIA 0.4%
Mason County, West Virginia Revenue Bonds, Series 2003 2.750% due 10/01/2022	2,000	2,081
WISCONSIN 1.4%
Wisconsin Environmental Improvement Fund State Revenue Bonds, Series 2020 5.000% due 06/01/2033	3,500	4,639
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 04/01/2029	1,925	2,464
		7,103
Total Municipal Bonds & Notes (Cost $408,042)		432,798
SHORT-TERM INSTRUMENTS 14.9%
REPURCHASE AGREEMENTS (d) 0.1%		508
SHORT-TERM NOTES 3.2%
Los Angeles, California Revenue Notes, Series 2020 4.000% due 06/24/2021	4,750	4,882
Nassau County, New York General Obligation Notes, Series 2020 4.000% due 12/21/2020	2,500	2,521

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

Rochester, New York General Obligation Notes, Series 2020 2.000% due 08/04/2021	4,000	4,050
Texas State Revenue Notes, Series 2020 4.000% due 08/26/2021	5,000	5,172
		16,625
U.S. TREASURY BILLS 7.1%
0.098% due 10/06/2020 - 01/21/2021 (a)(b)	36,600	36,596
U.S. TREASURY CASH MANAGEMENT BILLS 3.4%
0.094% due 01/05/2021 - 01/12/2021 (a)(b)	17,500	17,496
MUNICIPAL BONDS & NOTES 1.1%
New York State Dormitory Authority Revenue Notes, Series 2020 5.000% due 03/31/2021	4,000	4,096
Suffolk County, New York General Obligation Notes, Series 2020 5.000% due 03/19/2021	1,800	1,834
Total Municipal Bonds & Notes (Cost $5,896)		5,930
Total Short-Term Instruments (Cost $77,113)		77,155
Total Investments in Securities (Cost $485,155)		509,953
Total Investments 98.6% (Cost $485,155)		$509,953
Other Assets and Liabilities, net 1.4%		7,351
Net Assets 100.0%		$517,304

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)							Coupon represents a weighted average yield to maturity.
	(b)							Zero coupon security.
	(c)							Security becomes interest bearing at a future date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(d)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2020	10/01/2020	$508	U.S. Treasury Notes 1.750% due 04/30/2022		$(519)	$508	$508
Total Repurchase Agreements							$(519)	$508	$508
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama				$0	$6,911	$0	$6,911
	Alaska				0	3,405	0	3,405
	Arizona				0	5,804	0	5,804
	California				0	8,634	0	8,634
	Colorado				0	11,009	0	11,009
	Connecticut				0	28,080	0	28,080
	District of Columbia				0	2,374	0	2,374
	Florida				0	28,443	0	28,443
	Georgia				0	20,073	0	20,073
	Guam				0	851	0	851
	Hawaii				0	2,419	0	2,419
	Idaho				0	1,400	0	1,400
	Illinois				0	45,277	0	45,277
	Indiana				0	8,450	0	8,450
	Kentucky				0	8,813	0	8,813
	Louisiana				0	9,991	0	9,991
	Maine				0	993	0	993
	Maryland				0	4,819	0	4,819
	Massachusetts				0	8,287	0	8,287
	Michigan				0	8,868	0	8,868
	Minnesota				0	1,250	0	1,250
	Mississippi				0	1,575	0	1,575
	Missouri				0	1,254	0	1,254
	Nebraska				0	3,531	0	3,531
	Nevada				0	1,752	0	1,752
	New Hampshire				0	1,231	0	1,231
	New Jersey				0	15,212	0	15,212
	New Mexico				0	7,090	0	7,090
	New York				0	44,570	0	44,570
	North Carolina				0	3,288	0	3,288
	Ohio				0	24,689	0	24,689
	Oregon				0	6,176	0	6,176
	Pennsylvania				0	29,722	0	29,722
	Puerto Rico				0	1,131	0	1,131
	Rhode Island				0	8,390	0	8,390
	South Dakota				0	2,163	0	2,163
	Tennessee				0	8,483	0	8,483
	Texas				0	29,217	0	29,217
	Utah				0	1,344	0	1,344
	Virginia				0	3,796	0	3,796
	Washington				0	12,849	0	12,849
	West Virginia				0	2,081	0	2,081
	Wisconsin				0	7,103	0	7,103
Short-Term Instruments
	Repurchase Agreements				0	508	0	508

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

Short-Term Notes	0	16,625	0	16,625
U.S. Treasury Bills	0	36,596	0	36,596
U.S. Treasury Cash Management Bills	0	17,496	0	17,496
Municipal Bonds & Notes	0	5,930	0	5,930
Total Investments	$0	$509,953	$0	$509,953

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 101.2% ¤
CORPORATE BONDS & NOTES 97.1%
BANKING & FINANCE 37.4%
AerCap Ireland Capital DAC 4.500% due 05/15/2021	$1,495	$1,524
Aflac, Inc. 3.625% due 11/15/2024	3,980	4,448
Air Lease Corp. 3.500% due 01/15/2022	7	7
American Express Co.
2.650% due 12/02/2022	1,485	1,556
4.050% due 12/03/2042	477	600
American International Group, Inc.
3.750% due 07/10/2025	2,827	3,170
3.875% due 01/15/2035	690	795
3.900% due 04/01/2026	1,025	1,170
4.500% due 07/16/2044	260	306
American Tower Corp.
2.400% due 03/15/2025	1,180	1,251
2.750% due 01/15/2027	1,180	1,273
3.125% due 01/15/2027	1,275	1,394
3.375% due 10/15/2026	987	1,094
3.500% due 01/31/2023	1,885	2,005
3.600% due 01/15/2028	875	983
Athene Global Funding 3.000% due 07/01/2022	1,859	1,920
Athene Holding Ltd. 4.125% due 01/12/2028	1,458	1,580
Aviation Capital Group LLC
6.750% due 04/06/2021	100	102
7.125% due 10/15/2020	100	100
Avolon Holdings Funding Ltd. 2.875% due 02/15/2025	3,250	2,984
Banco de Credito e Inversiones S.A. 3.500% due 10/12/2027	2,025	2,207
Banco Santander Mexico S.A. 4.125% due 11/09/2022	265	279
Bank of America Corp.
2.592% due 04/29/2031 •	5,000	5,293
3.419% due 12/20/2028 •	2,408	2,686
3.500% due 04/19/2026	2,162	2,426
4.000% due 04/01/2024	2,679	2,971
4.271% due 07/23/2029 •	2,394	2,809
7.750% due 05/14/2038	451	748
Bank of New York Mellon Corp. 3.000% due 02/24/2025	3,001	3,294
Barclays PLC 4.375% due 01/12/2026	5,255	5,893
Berkshire Hathaway Finance Corp. 5.750% due 01/15/2040	612	937
Berkshire Hathaway, Inc. 4.500% due 02/11/2043	1,315	1,737
BNP Paribas S.A.
4.400% due 08/14/2028	1,707	2,004
5.000% due 01/15/2021	3,916	3,969
Boston Properties LP 3.800% due 02/01/2024	2,180	2,363
BPCE S.A.
4.500% due 03/15/2025	1,075	1,190
4.625% due 09/12/2028	525	623
5.150% due 07/21/2024	195	219
Brookfield Finance, Inc. 4.850% due 03/29/2029	1,982	2,362
Cboe Global Markets, Inc. 3.650% due 01/12/2027	1,535	1,747
Charles Schwab Corp. 3.000% due 03/10/2025	250	274
China Cinda Finance Ltd. 4.250% due 04/23/2025	430	477
Chubb INA Holdings, Inc.
3.350% due 05/03/2026	3,280	3,719
4.350% due 11/03/2045	1,201	1,576

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

Citibank N.A. 3.650% due 01/23/2024	1,551	1,700
Citigroup, Inc.
2.700% due 03/30/2021	2,518	2,548
2.876% due 07/24/2023 •	1,059	1,099
3.400% due 05/01/2026	2,671	2,971
3.700% due 01/12/2026	2,289	2,576
4.000% due 08/05/2024	1,132	1,245
8.125% due 07/15/2039	84	147
Citizens Financial Group, Inc. 2.375% due 07/28/2021	100	101
CME Group, Inc.
3.000% due 09/15/2022	2,172	2,281
3.000% due 03/15/2025	785	859
3.750% due 06/15/2028	770	902
4.150% due 06/15/2048	1,125	1,495
Cooperatieve Rabobank UA
3.875% due 02/08/2022	965	1,011
5.250% due 05/24/2041	2,756	4,064
Credit Suisse AG 3.000% due 10/29/2021	1,415	1,455
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023	1,969	2,120
4.875% due 05/15/2045	1,205	1,591
Crown Castle International Corp.
3.100% due 11/15/2029	1,319	1,430
4.450% due 02/15/2026	1,809	2,074
5.250% due 01/15/2023	3	3
CubeSmart LP 3.000% due 02/15/2030	200	215
Deutsche Bank AG 4.100% due 01/13/2026	1,627	1,727
Discover Bank 4.650% due 09/13/2028	1,700	2,002
Duke Realty LP 4.000% due 09/15/2028	1,615	1,885
EPR Properties 4.950% due 04/15/2028	2,095	2,025
Equitable Holdings, Inc.
4.350% due 04/20/2028	1,412	1,610
5.000% due 04/20/2048	1,060	1,252
Essex Portfolio LP
2.650% due 03/15/2032	2,330	2,464
3.250% due 05/01/2023	2,371	2,498
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028	1,263	1,385
First Republic Bank 4.375% due 08/01/2046	200	242
Five Corners Funding Trust 4.419% due 11/15/2023	4,519	5,024
Ford Motor Credit Co. LLC
3.087% due 01/09/2023	1,720	1,689
3.336% due 03/18/2021	1,629	1,632
GE Capital International Funding Co. Unlimited Co.
2.342% due 11/15/2020	3,420	3,428
4.418% due 11/15/2035	3,012	3,190
General Motors Financial Co., Inc. 3.700% due 11/24/2020	1,153	1,155
GLP Capital LP
4.000% due 01/15/2030	1,345	1,394
4.000% due 01/15/2031	300	313
5.300% due 01/15/2029	1,316	1,469
Goldman Sachs Group, Inc.
1.264% (US0003M + 1.000%) due 07/24/2023 ~	1,255	1,262
2.875% due 02/25/2021	1,925	1,941
3.500% due 01/23/2025	260	286
4.750% due 10/21/2045	2,390	3,148
6.750% due 10/01/2037	3,077	4,462
Guardian Life Insurance Co. of America 4.850% due 01/24/2077	200	260
Highwoods Realty LP 3.050% due 02/15/2030	1,645	1,702
HSBC Holdings PLC
2.650% due 01/05/2022	1,655	1,697
3.900% due 05/25/2026	2,055	2,274
4.300% due 03/08/2026	1,836	2,073
4.583% due 06/19/2029 •	1,286	1,480
Hutchison Whampoa International Ltd. 7.450% due 11/24/2033	1,268	2,015
JPMorgan Chase & Co.
2.950% due 10/01/2026	3,756	4,136
3.625% due 05/13/2024	4,085	4,512
4.850% due 02/01/2044	1,956	2,638
5.400% due 01/06/2042	250	360

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

Kilroy Realty LP 3.800% due 01/15/2023	800	833
Kimco Realty Corp. 4.450% due 09/01/2047	1,130	1,230
Lazard Group LLC 3.750% due 02/13/2025	2,968	3,220
Liberty Mutual Group, Inc. 3.951% due 10/15/2050	820	918
Lloyds Banking Group PLC 3.750% due 01/11/2027	3,700	4,122
Macquarie Bank Ltd. 6.625% due 04/07/2021	49	50
Manulife Financial Corp. 4.150% due 03/04/2026	1,513	1,777
Marsh & McLennan Cos., Inc.
3.750% due 03/14/2026	273	309
4.350% due 01/30/2047	150	194
4.900% due 03/15/2049	250	349
MetLife, Inc.
4.050% due 03/01/2045	310	378
5.700% due 06/15/2035	240	353
5.875% due 02/06/2041	85	124
9.250% due 04/08/2068	305	462
Metropolitan Life Global Funding 2.650% due 04/08/2022	1,590	1,645
Mitsubishi UFJ Financial Group, Inc.
2.665% due 07/25/2022	3,748	3,892
3.850% due 03/01/2026	1,788	2,043
Mizuho Financial Group, Inc.
2.273% due 09/13/2021	2,060	2,098
2.632% due 04/12/2021	2,475	2,505
Morgan Stanley
3.875% due 01/27/2026	1,880	2,145
4.350% due 09/08/2026	2,597	3,004
5.750% due 01/25/2021	2,335	2,375
MUFG Union Bank N.A. 2.100% due 12/09/2022	5,750	5,945
Nasdaq, Inc. 3.850% due 06/30/2026	100	114
National Australia Bank Ltd. 2.800% due 01/10/2022	1,563	1,613
Nationwide Building Society 3.960% due 07/18/2030 •	1,275	1,440
Natwest Group PLC
4.892% due 05/18/2029 •	1,975	2,299
5.076% due 01/27/2030 •	1,410	1,682
New York Life Global Funding 2.350% due 07/14/2026	100	108
New York Life Insurance Co.
4.450% due 05/15/2069	250	307
6.750% due 11/15/2039	1,060	1,621
Nippon Life Insurance Co.
3.400% due 01/23/2050 •	1,455	1,553
4.700% due 01/20/2046 •	600	676
5.100% due 10/16/2044 •	355	395
Nomura Holdings, Inc. 2.648% due 01/16/2025	3,420	3,603
Nuveen Finance LLC 4.125% due 11/01/2024	1,565	1,767
ORIX Corp. 2.900% due 07/18/2022	1,605	1,663
PNC Bank N.A. 3.800% due 07/25/2023	1,785	1,946
Principal Life Global Funding 3.000% due 04/18/2026	754	837
Progressive Corp. 2.450% due 01/15/2027	150	162
Raymond James Financial, Inc. 3.625% due 09/15/2026	100	115
Regency Centers LP 2.950% due 09/15/2029	1,463	1,516
Reinsurance Group of America, Inc. 3.950% due 09/15/2026	1,070	1,206
Santander Holdings USA, Inc. 4.500% due 07/17/2025	3,981	4,420
Service Properties Trust 5.000% due 08/15/2022	309	309
Societe Generale S.A. 4.250% due 04/14/2025	1,235	1,318
Spirit Realty LP
3.400% due 01/15/2030	1,165	1,158
4.450% due 09/15/2026	1,450	1,557
Standard Chartered PLC 3.050% due 01/15/2021	1,025	1,032

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

Sumitomo Life Insurance Co. 6.500% due 09/20/2073 •	250	284
Sumitomo Mitsui Banking Corp. 3.200% due 07/18/2022	1,459	1,530
Sumitomo Mitsui Financial Group, Inc.
1.046% (US0003M + 0.780%) due 07/12/2022 ~	1,150	1,159
2.058% due 07/14/2021	888	900
2.750% due 01/15/2030	3,150	3,371
2.784% due 07/12/2022	1,980	2,059
3.102% due 01/17/2023	1,814	1,916
Synchrony Financial 3.950% due 12/01/2027	1,799	1,936
Tanger Properties LP 3.750% due 12/01/2024	1,585	1,574
Toyota Motor Credit Corp. 1.900% due 04/08/2021	25	25
Travelers Cos., Inc. 4.100% due 03/04/2049	790	989
UBS Group AG 4.125% due 09/24/2025	3,860	4,406
Visa, Inc. 4.300% due 12/14/2045	1,936	2,579
W R Berkley Corp. 4.625% due 03/15/2022	251	265
WEA Finance LLC 3.750% due 09/17/2024	1,820	1,914
Wells Fargo & Co.
2.625% due 07/22/2022	2,495	2,590
3.300% due 09/09/2024	2,930	3,196
3.500% due 03/08/2022	1,725	1,799
3.900% due 05/01/2045	699	817
4.125% due 08/15/2023	75	82
4.150% due 01/24/2029	861	1,012
4.400% due 06/14/2046	748	892
4.750% due 12/07/2046	270	338
5.013% due 04/04/2051 •	1,850	2,526
Welltower, Inc. 4.250% due 04/15/2028	1,818	2,060
Westpac Banking Corp. 2.850% due 05/13/2026	1,125	1,246
Weyerhaeuser Co. 4.000% due 11/15/2029	2,779	3,244
		301,679
INDUSTRIALS 47.2%
Abbott Laboratories 2.550% due 03/15/2022	270	279
AbbVie, Inc.
3.200% due 05/14/2026	25	28
3.200% due 11/21/2029	5,000	5,519
3.450% due 03/15/2022	2,035	2,109
Activision Blizzard, Inc. 3.400% due 09/15/2026	2,795	3,189
AEP Transmission Co. LLC 4.250% due 09/15/2048	1,215	1,547
Aetna, Inc. 3.875% due 08/15/2047	1,230	1,377
Aker BP ASA 3.000% due 01/15/2025	5,600	5,627
Alibaba Group Holding Ltd.
2.800% due 06/06/2023	260	274
3.125% due 11/28/2021	1,691	1,736
3.400% due 12/06/2027	1,770	1,985
3.600% due 11/28/2024	1,935	2,125
Altria Group, Inc. 2.950% due 05/02/2023	1,420	1,500
Amazon.com, Inc. 3.875% due 08/22/2037	2,654	3,309
Amgen, Inc.
3.150% due 02/21/2040	1,960	2,090
3.200% due 11/02/2027	625	700
3.625% due 05/22/2024	3,040	3,344
4.400% due 05/01/2045	510	634
4.663% due 06/15/2051	965	1,260
4.950% due 10/01/2041	535	709
Anheuser-Busch Cos. LLC 4.900% due 02/01/2046	3,313	4,119
Anheuser-Busch InBev Worldwide, Inc.
5.450% due 01/23/2039	250	324
5.550% due 01/23/2049	860	1,171
5.800% due 01/23/2059	250	358
Anthem, Inc.
3.500% due 08/15/2024	1,473	1,612

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

3.650% due 12/01/2027	883	1,007
4.550% due 03/01/2048	925	1,162
Apache Corp.
4.750% due 04/15/2043	263	234
5.100% due 09/01/2040	77	69
Apple, Inc.
2.500% due 02/09/2022	1,505	1,548
3.250% due 02/23/2026	3,515	3,955
3.450% due 05/06/2024	265	292
3.850% due 08/04/2046	521	654
4.650% due 02/23/2046	790	1,104
AstraZeneca PLC
4.000% due 01/17/2029	1,200	1,415
6.450% due 09/15/2037	2,845	4,309
Bacardi Ltd. 2.750% due 07/15/2026	100	105
Baidu, Inc. 3.625% due 07/06/2027	1,435	1,581
BAT Capital Corp.
3.222% due 08/15/2024	970	1,039
4.540% due 08/15/2047	1,950	2,091
Baxalta, Inc. 5.250% due 06/23/2045	252	344
Bayer U.S. Finance LLC
3.000% due 10/08/2021	2,600	2,667
4.375% due 12/15/2028	90	106
4.875% due 06/25/2048	2,185	2,714
BHP Billiton Finance USA Ltd. 5.000% due 09/30/2043	2,202	3,094
Boeing Co. 3.750% due 02/01/2050	3,050	2,800
BorgWarner, Inc. 3.375% due 03/15/2025	150	163
Boston Scientific Corp.
3.750% due 03/01/2026	1,525	1,739
4.550% due 03/01/2039	1,115	1,397
BP Capital Markets America, Inc. 3.937% due 09/21/2028	2,034	2,369
Bristol-Myers Squibb Co.
3.400% due 07/26/2029	3,920	4,561
4.350% due 11/15/2047	1,361	1,804
Broadcom Corp.
3.000% due 01/15/2022	420	432
3.625% due 01/15/2024	1,175	1,265
3.875% due 01/15/2027	260	289
Broadcom, Inc.
3.125% due 04/15/2021	3,405	3,443
3.125% due 10/15/2022	785	822
4.750% due 04/15/2029	1,480	1,720
Burlington Northern Santa Fe LLC 5.400% due 06/01/2041	2,148	3,002
Campbell Soup Co. 4.800% due 03/15/2048	1,420	1,826
Cardinal Health, Inc. 2.616% due 06/15/2022	50	52
Cenovus Energy, Inc. 6.750% due 11/15/2039	218	219
Charter Communications Operating LLC
4.464% due 07/23/2022	2,385	2,526
4.500% due 02/01/2024	1,570	1,742
4.800% due 03/01/2050	2,270	2,607
4.908% due 07/23/2025	4,467	5,169
China Resources Gas Group Ltd. 4.500% due 04/05/2022	600	627
Citrix Systems, Inc.
3.300% due 03/01/2030	2,400	2,568
4.500% due 12/01/2027	1,610	1,846
CNOOC Petroleum North America ULC
5.875% due 03/10/2035	250	359
6.400% due 05/15/2037	1,575	2,344
Comcast Corp.
1.950% due 01/15/2031	5,000	5,148
2.800% due 01/15/2051	3,050	3,075
3.200% due 07/15/2036	625	695
3.600% due 03/01/2024	1,233	1,357
Conagra Brands, Inc.
5.300% due 11/01/2038	20	26
5.400% due 11/01/2048	140	189
Concho Resources, Inc. 4.875% due 10/01/2047	1,450	1,604
Constellation Brands, Inc.
4.100% due 02/15/2048	259	300
5.250% due 11/15/2048	1,000	1,345

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

Continental Resources, Inc. 4.500% due 04/15/2023	250	239
Corning, Inc. 5.750% due 08/15/2040	235	315
Cox Communications, Inc. 3.350% due 09/15/2026	100	111
CRH America Finance, Inc. 3.400% due 05/09/2027	385	419
CSX Corp.
3.800% due 11/01/2046	1,105	1,288
6.220% due 04/30/2040	125	183
CVS Health Corp.
3.250% due 08/15/2029	586	650
3.375% due 08/12/2024	1,875	2,042
5.050% due 03/25/2048	1,525	1,946
5.125% due 07/20/2045	793	1,001
Dell International LLC
4.420% due 06/15/2021	836	856
5.450% due 06/15/2023	3,085	3,384
8.100% due 07/15/2036	1,514	1,992
8.350% due 07/15/2046	865	1,149
Delta Air Lines, Inc.
3.625% due 03/15/2022	1,035	1,018
4.375% due 04/19/2028	927	826
Deutsche Telekom International Finance BV 3.600% due 01/19/2027	2,610	2,927
Discovery Communications LLC
3.625% due 05/15/2030	5,000	5,571
4.000% due 09/15/2055	304	307
Dolphin Energy Ltd. LLC 5.500% due 12/15/2021	335	353
Dominion Energy Gas Holdings LLC 3.600% due 12/15/2024	972	1,072
Dow Chemical Co. 5.250% due 11/15/2041	621	764
DP World PLC 5.625% due 09/25/2048	690	790
eBay, Inc. 4.000% due 07/15/2042	1,474	1,656
Ecopetrol S.A. 5.375% due 06/26/2026	1,333	1,475
Eli Lilly & Co. 2.750% due 06/01/2025	1,194	1,307
Empresa Nacional de Telecomunicaciones S.A. 4.875% due 10/30/2024	375	401
Enbridge, Inc. 2.900% due 07/15/2022	2,744	2,849
Energy Transfer Operating LP
3.600% due 02/01/2023	2,358	2,424
4.200% due 04/15/2027	355	368
4.250% due 03/15/2023	957	996
4.650% due 06/01/2021	100	102
5.300% due 04/15/2047	760	707
6.250% due 04/15/2049	250	258
Eni SpA
4.000% due 09/12/2023	1,645	1,784
4.750% due 09/12/2028	1,025	1,193
Entergy Louisiana LLC 4.200% due 09/01/2048	1,725	2,208
Enterprise Products Operating LLC
3.750% due 02/15/2025	2,914	3,237
3.950% due 02/15/2027	991	1,136
4.850% due 03/15/2044	789	899
Equifax, Inc.
2.300% due 06/01/2021	250	253
7.000% due 07/01/2037	630	836
ERAC USA Finance LLC
3.300% due 12/01/2026	275	300
4.200% due 11/01/2046	590	678
7.000% due 10/15/2037	515	745
Exxon Mobil Corp. 3.176% due 03/15/2024	13	14
FedEx Corp. 4.550% due 04/01/2046	1,066	1,285
Fomento Economico Mexicano S.A.B. de C.V. 2.875% due 05/10/2023	1,440	1,500
Fox Corp. 5.476% due 01/25/2039	250	335
GATX Corp. 4.700% due 04/01/2029	1,370	1,639
General Electric Co.
3.100% due 01/09/2023	1,205	1,265
6.875% due 01/10/2039	261	335

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

General Motors Co. 5.400% due 04/01/2048	1,425	1,577
Georgia-Pacific LLC 3.163% due 11/15/2021	2,170	2,228
GlaxoSmithKline Capital, Inc. 2.800% due 03/18/2023	175	185
Glencore Finance Canada Ltd. 4.250% due 10/25/2022	2,879	3,058
Grupo Televisa S.A.B.
5.000% due 05/13/2045	275	312
6.625% due 01/15/2040	1,421	1,880
GTL Trade Finance, Inc. 5.893% due 04/29/2024	2,989	3,275
Halliburton Co. 5.000% due 11/15/2045	2,430	2,495
HCA, Inc.
4.125% due 06/15/2029	1,519	1,718
5.250% due 06/15/2049	1,850	2,255
Hess Corp. 5.800% due 04/01/2047	1,235	1,353
Home Depot, Inc.
3.000% due 04/01/2026	1,887	2,126
3.500% due 09/15/2056	100	118
4.250% due 04/01/2046	7	9
IHS Markit Ltd.
4.125% due 08/01/2023	2,080	2,265
4.250% due 05/01/2029	1,327	1,541
4.750% due 08/01/2028	715	852
Imperial Brands Finance PLC
3.125% due 07/26/2024	2,950	3,123
3.500% due 07/26/2026	4,530	4,907
International Business Machines Corp.
4.000% due 06/20/2042	92	110
5.600% due 11/30/2039	29	41
International Flavors & Fragrances, Inc. 4.450% due 09/26/2028	1,465	1,721
Keurig Dr Pepper, Inc. 4.985% due 05/25/2038	250	325
Kinder Morgan Energy Partners LP 3.950% due 09/01/2022	1,740	1,835
Kinder Morgan, Inc. 5.550% due 06/01/2045	1,681	2,004
KLA Corp. 4.650% due 11/01/2024	2,618	2,992
Kraft Heinz Foods Co.
4.375% due 06/01/2046	100	103
4.625% due 01/30/2029	730	813
5.200% due 07/15/2045	240	263
6.500% due 02/09/2040	275	350
Lockheed Martin Corp. 4.090% due 09/15/2052	1,838	2,370
Lowe's Cos., Inc. 4.650% due 04/15/2042	1,083	1,366
Massachusetts Institute of Technology 3.885% due 07/01/2116	250	315
McDonald's Corp.
3.700% due 01/30/2026	1,760	2,006
4.875% due 12/09/2045	2,970	3,866
Medtronic, Inc.
3.150% due 03/15/2022	1,199	1,247
3.500% due 03/15/2025	1,887	2,128
4.625% due 03/15/2045	194	267
Microsoft Corp. 2.525% due 06/01/2050	3,854	4,046
Moody's Corp.
2.625% due 01/15/2023	1,705	1,783
4.875% due 02/15/2024	3,440	3,897
Motorola Solutions, Inc. 5.500% due 09/01/2044	610	707
MPLX LP
4.125% due 03/01/2027	1,846	2,041
4.700% due 04/15/2048	40	41
5.200% due 03/01/2047	1,066	1,148
Norfolk Southern Corp. 4.650% due 01/15/2046	1,160	1,515
Northrop Grumman Corp. 3.850% due 04/15/2045	725	849
Occidental Petroleum Corp.
2.700% due 08/15/2022	200	187
2.900% due 08/15/2024	270	230
ONEOK Partners LP
4.900% due 03/15/2025	850	932
5.000% due 09/15/2023	200	217

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

Oracle Corp. 4.125% due 05/15/2045	2,091	2,518
Ovintiv, Inc. 5.150% due 11/15/2041	30	24
Owens Corning 3.400% due 08/15/2026	100	108
PayPal Holdings, Inc.
2.300% due 06/01/2030	2,420	2,560
3.250% due 06/01/2050	1,800	1,998
Penske Truck Leasing Co. LP
3.300% due 04/01/2021	2,410	2,439
3.400% due 11/15/2026	150	164
PepsiCo, Inc. 2.850% due 02/24/2026	151	167
Pertamina Persero PT
4.300% due 05/20/2023	335	360
6.000% due 05/03/2042	805	982
Petroleos Mexicanos
6.840% due 01/23/2030	275	245
6.875% due 08/04/2026	1,740	1,672
Pfizer, Inc. 4.400% due 05/15/2044	953	1,255
Philip Morris International, Inc.
2.750% due 02/25/2026	218	240
3.375% due 08/11/2025	265	295
3.600% due 11/15/2023	930	1,014
3.875% due 08/21/2042	990	1,121
6.375% due 05/16/2038	650	965
Phillips 66 Partners LP 4.900% due 10/01/2046	965	1,002
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.838% due 09/30/2027	775	905
Raytheon Technologies Corp. 4.800% due 12/15/2043	1,560	1,977
Reliance Industries Ltd. 4.125% due 01/28/2025	390	429
RELX Capital, Inc. 4.000% due 03/18/2029	1,650	1,942
Republic Services, Inc. 3.375% due 11/15/2027	1,607	1,825
Reynolds American, Inc. 4.450% due 06/12/2025	2,554	2,876
Roche Holdings, Inc. 2.625% due 05/15/2026	1,315	1,451
Sands China Ltd. 5.400% due 08/08/2028	1,000	1,116
Saudi Arabian Oil Co. 4.250% due 04/16/2039	1,180	1,360
Seagate HDD Cayman
4.091% due 06/01/2029	1,647	1,785
4.875% due 03/01/2024	260	283
Sky Ltd. 3.750% due 09/16/2024	256	286
Southern Co. 4.400% due 07/01/2046	1,419	1,688
Southern Copper Corp. 6.750% due 04/16/2040	1,840	2,644
Sprint Spectrum Co. LLC 3.360% due 03/20/2023	214	217
Steel Dynamics, Inc. 2.800% due 12/15/2024	632	668
Stryker Corp.
2.625% due 03/15/2021	150	151
3.500% due 03/15/2026	1,874	2,116
4.625% due 03/15/2046	779	1,016
Suncor Energy, Inc. 5.950% due 05/15/2035	1,060	1,312
T-Mobile USA, Inc. 3.750% due 04/15/2027	1,900	2,129
Teck Resources Ltd.
6.000% due 08/15/2040	605	686
6.125% due 10/01/2035	1,755	2,098
Telefonica Emisiones S.A.
5.462% due 02/16/2021	125	127
7.045% due 06/20/2036	2,055	2,953
Tencent Holdings Ltd.
3.280% due 04/11/2024	1,215	1,296
3.975% due 04/11/2029	1,080	1,230
Thermo Fisher Scientific, Inc. 2.950% due 09/19/2026	2,691	2,999
Toyota Industries Corp. 3.566% due 03/16/2028	1,140	1,272
TransCanada PipeLines Ltd.
3.800% due 10/01/2020	165	165

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

4.625% due 03/01/2034	875	1,035
4.875% due 05/15/2048	2,005	2,489
5.100% due 03/15/2049	600	768
7.625% due 01/15/2039	1,125	1,712
TWDC Enterprises 18 Corp. 4.125% due 06/01/2044	1,506	1,817
Tyson Foods, Inc.
4.500% due 06/15/2022	4,364	4,623
4.875% due 08/15/2034	1,717	2,244
Union Pacific Corp. 3.799% due 10/01/2051	2,007	2,394
UnitedHealth Group, Inc.
4.750% due 07/15/2045	2,744	3,714
6.875% due 02/15/2038	260	418
Vale Overseas Ltd. 6.875% due 11/21/2036	2,172	2,824
Valero Energy Corp. 4.350% due 06/01/2028	1,852	2,082
ViacomCBS, Inc. 2.900% due 01/15/2027	150	162
Walmart, Inc. 3.250% due 10/25/2020	1,759	1,762
Walt Disney Co.
4.950% due 10/15/2045	1,465	1,897
6.400% due 12/15/2035	77	116
Western Midstream Operating LP 4.650% due 07/01/2026	250	244
Westinghouse Air Brake Technologies Corp. 4.950% due 09/15/2028	2,286	2,672
Whirlpool Corp.
3.700% due 03/01/2023	200	214
5.150% due 03/01/2043	250	305
Williams Cos., Inc. 5.400% due 03/04/2044	1,133	1,273
Woodside Finance Ltd. 3.700% due 09/15/2026	710	764
Wyeth LLC 5.950% due 04/01/2037	2,035	3,011
Yara International ASA 4.750% due 06/01/2028	1,481	1,735
Zoetis, Inc.
2.000% due 05/15/2030	1,280	1,321
3.000% due 05/15/2050	1,000	1,074
3.900% due 08/20/2028	725	861
4.700% due 02/01/2043	1,032	1,358
		381,245
UTILITIES 12.5%
Acwa Power Management And Investments One Ltd. 5.950% due 12/15/2039	815	930
AEP Texas, Inc. 3.450% due 01/15/2050	805	882
American Water Capital Corp. 3.850% due 03/01/2024	1,203	1,314
Appalachian Power Co. 7.000% due 04/01/2038	260	389
AT&T, Inc.
3.000% due 06/30/2022	1,820	1,893
3.500% due 09/15/2053	2,710	2,653
3.650% due 09/15/2059	1,179	1,144
4.100% due 02/15/2028	1,486	1,719
4.125% due 02/17/2026	1,524	1,746
4.300% due 02/15/2030	380	451
4.350% due 03/01/2029	265	312
4.450% due 04/01/2024	773	865
4.500% due 03/09/2048	1,241	1,421
4.800% due 06/15/2044	1,102	1,313
Atmos Energy Corp. 4.150% due 01/15/2043	655	816
Berkshire Hathaway Energy Co. 6.125% due 04/01/2036	1,551	2,214
BG Energy Capital PLC 5.125% due 10/15/2041	115	148
Black Hills Corp.
3.150% due 01/15/2027	250	268
4.200% due 09/15/2046	100	120
CNOOC Finance Ltd.
3.000% due 05/09/2023	2,830	2,970
3.875% due 05/02/2022	255	266
CNOOC Finance USA LLC 4.375% due 05/02/2028	1,435	1,683
Commonwealth Edison Co. 4.000% due 03/01/2048	775	953

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

Consolidated Edison Co. of New York, Inc. 3.850% due 06/15/2046	1,405	1,649
Consumers Energy Co. 3.125% due 08/31/2024	1,810	1,957
Delmarva Power & Light Co. 3.500% due 11/15/2023	1,037	1,127
DTE Electric Co. 3.650% due 03/15/2024	1,890	2,061
Duke Energy Carolinas LLC 3.950% due 11/15/2028	450	541
Duke Energy Corp.
3.750% due 09/01/2046	100	114
3.950% due 10/15/2023	1,185	1,294
Duke Energy Ohio, Inc. 3.800% due 09/01/2023	2,520	2,739
E.ON International Finance BV 6.650% due 04/30/2038	895	1,302
Electricite de France S.A. 4.875% due 01/22/2044	1,226	1,499
Enable Midstream Partners LP 4.950% due 05/15/2028	1,515	1,487
Enel Finance International NV 6.000% due 10/07/2039	1,774	2,414
Entergy Corp. 4.000% due 07/15/2022	1,538	1,623
Exelon Corp.
3.950% due 06/15/2025	1,155	1,303
4.450% due 04/15/2046	480	583
Exelon Generation Co. LLC 5.600% due 06/15/2042	790	935
FirstEnergy Corp.
2.850% due 07/15/2022	1,425	1,462
7.375% due 11/15/2031	2,692	3,776
Florida Power & Light Co. 4.125% due 02/01/2042	100	125
Gazprom OAO Via Gaz Capital S.A. 6.510% due 03/07/2022	990	1,054
Georgia Power Co. 2.100% due 07/30/2023	1,355	1,415
Indiana Michigan Power Co. 4.250% due 08/15/2048	911	1,127
Infraestructura Energetica Nova S.A.B. de C.V. 4.875% due 01/14/2048	540	522
Kentucky Utilities Co. 5.125% due 11/01/2040	100	134
KeySpan Gas East Corp. 2.742% due 08/15/2026	665	732
LLPL Capital Pte Ltd. 6.875% due 02/04/2039	554	640
MidAmerican Energy Co.
3.500% due 10/15/2024	2,262	2,504
4.250% due 07/15/2049	575	747
National Rural Utilities Cooperative Finance Corp. 4.400% due 11/01/2048	250	328
NextEra Energy Capital Holdings, Inc.
2.750% due 11/01/2029	1,655	1,790
3.150% due 04/01/2024	100	108
Oncor Electric Delivery Co. LLC 3.100% due 09/15/2049	250	275
ONEOK, Inc.
3.400% due 09/01/2029	1,300	1,279
4.550% due 07/15/2028	968	1,027
5.200% due 07/15/2048	1,020	983
Pacific Gas & Electric Co.
3.450% due 07/01/2025	128	134
3.750% due 07/01/2028	128	133
4.550% due 07/01/2030	103	111
4.950% due 07/01/2050	103	110
Plains All American Pipeline LP
4.500% due 12/15/2026	784	837
5.150% due 06/01/2042	765	723
PT Perusahaan Listrik Negara 4.000% due 06/30/2050	3,000	2,942
Shell International Finance BV
2.875% due 05/10/2026	2,300	2,550
3.875% due 11/13/2028	1,510	1,765
4.000% due 05/10/2046	575	671
6.375% due 12/15/2038	1,345	2,002
Southern California Edison Co.
2.850% due 08/01/2029	1,010	1,065
3.650% due 02/01/2050	1,230	1,285
4.125% due 03/01/2048	1,605	1,760
Southern California Gas Co.
3.150% due 09/15/2024	1,365	1,487

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

4.125% due 06/01/2048	1,080	1,350
Southern Power Co. 5.150% due 09/15/2041	1,360	1,604
Southwestern Electric Power Co. 4.100% due 09/15/2028	870	1,015
Southwestern Public Service Co. 6.000% due 10/01/2036	1,243	1,672
Verizon Communications, Inc.
3.376% due 02/15/2025	69	77
4.016% due 12/03/2029	1,495	1,795
4.125% due 08/15/2046	770	953
4.400% due 11/01/2034	909	1,137
4.522% due 09/15/2048	64	84
4.672% due 03/15/2055	1,015	1,411
4.812% due 03/15/2039	250	328
4.862% due 08/21/2046	1,062	1,458
Virginia Electric & Power Co. 8.875% due 11/15/2038	911	1,682
		101,267
Total Corporate Bonds & Notes (Cost $741,773)		784,191
SOVEREIGN ISSUES 0.2%
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022	260	272
3.125% due 07/25/2027	1,110	1,231
Total Sovereign Issues (Cost $1,374)		1,503
SHORT-TERM INSTRUMENTS 3.9%
REPURCHASE AGREEMENTS (a) 3.9%		31,436
Total Short-Term Instruments (Cost $31,436)		31,436
Total Investments in Securities (Cost $774,583)		817,130
Total Investments 101.2% (Cost $774,583)		$817,130
Financial Derivative Instruments (b) (0.0)%(Cost or Premiums, net $594)		(150)
Other Assets and Liabilities, net (1.2)%		(9,858)
Net Assets 100.0%		$807,122

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(a)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	0.110%	09/30/2020	10/01/2020	$29,800	U.S. Treasury Bonds 2.875% due 05/15/2043		$(30,231)	$29,800	$29,800
FICC	0.000	09/30/2020	10/01/2020	1,636	U.S. Treasury Notes 1.750% due 04/30/2022		(1,669)	1,636	1,636
Total Repurchase Agreements							$(31,900)	$31,436	$31,436
(1)							Includes accrued interest.
(b)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
							Variation Margin
Description			Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability
U.S. Treasury 10-Year Ultra Long-Term Bond December Futures			12/2020	30	$4,798	$10		$0	$(14)
U.S. Treasury 30-Year Bond December Futures			12/2020	82	14,455	(123)		0	(77)
U.S. Treasury Ultra Long-Term Bond December Futures			12/2020	63	13,974	(214)		0	(126)
Total Futures Contracts						$(327)	$0		$(217)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.IG-31 5-Year Index	1.000%	Quarterly	12/20/2023	$1,600	$9	$5	$14	$1	$0
CDX.IG-33 5-Year Index	1.000	Quarterly	12/20/2024	10,900	274	(183)	91	7	0
CDX.IG-33 10-Year Index	1.000	Quarterly	12/20/2029	32,200	(52)	(372)	(424)	43	0
CDX.IG-34 5-Year Index	1.000	Quarterly	06/20/2025	33,400	250	(13)	237	13	0
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025	4,700	113	(13)	100	3	0
Total Swap Agreements					$594	$(576)	$18	$67	$0
Cash of $4,847 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2020.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$301,679	$0	$301,679
Industrials	0	381,245	0	381,245
Utilities	0	101,267	0	101,267
Sovereign Issues	0	1,503	0	1,503
Short-Term Instruments
Repurchase Agreements	0	31,436	0	31,436
Total Investments	$0	$817,130	$0	$817,130
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$67	$0	$67
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(217)	$0	$0	$(217)
Total Financial Derivative Instruments	$(217)	$67	$0	$(150)
Totals	$(217)	$817,197	$0	$816,980

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 103.7% ¤
MUNICIPAL BONDS & NOTES 82.7%
ALABAMA 2.5%
Birmingham Airport Authority, Alabama Revenue Notes, (BAM Insured), Series 2020 5.000% due 07/01/2023	$250	$278
Chatom Industrial Development Board, Alabama Revenue Notes, (AGM Insured), Series 2020
5.000% due 08/01/2024	500	577
5.000% due 08/01/2025	1,000	1,187
Industrial Development Board of the City of Mobile Alabama Revenue Bonds, Series 2007 1.000% due 06/01/2034	1,250	1,254
Prattville Industrial Development Board, Alabama Revenue Bonds, Series 2019 2.000% due 11/01/2033	450	470
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018 4.000% due 06/01/2049	2,000	2,216
		5,982
ARIZONA 0.7%
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2005 2.400% due 12/01/2035	1,000	1,052
Industrial Development Authority of the City of Phoenix, Arizona Revenue Notes, Series 2018 5.000% due 07/01/2024	200	215
Maricopa County, Arizona Special Health Care District General Obligation Notes, Series 2018 5.000% due 07/01/2024	350	407
		1,674
CALIFORNIA 5.5%
Bay Area Toll Authority, California Revenue Bonds, Series 2014 2.000% due 04/01/2034	1,100	1,102
California County Tobacco Securitization Agency Revenue Notes, Series 2020 5.000% due 06/01/2024	500	581
California Health Facilities Financing Authority Revenue Notes, Series 2020 5.000% due 06/01/2026 (a)	465	573
California Housing Finance Revenue Notes, Series 2020 1.450% due 04/01/2024	1,000	1,009
California Municipal Finance Authority Revenue Bonds, Series 2010 0.375% due 09/01/2021	2,000	2,000
California Pollution Control Financing Authority Revenue Bonds, Series 2010 0.300% due 08/01/2024	1,500	1,500
California State General Obligation Notes, Series 2020 2.000% due 11/01/2022	2,500	2,595
Long Beach, California Harbor Revenue Notes, Series 2020 4.000% due 07/15/2021	800	824
Oceanside Unified School District, California General Obligation Bonds, (AGM Insured), Series 2010 0.000% due 08/01/2045 (c)	2,275	417
Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007 0.715% (US0003M + 0.550%) due 06/01/2034 ~	1,250	1,098
Southern California Public Power Authority Revenue Bonds, Series 2018 0.370% (MUNIPSA + 0.250%) due 07/01/2040 ~	750	750
Southern California Public Power Authority Revenue Bonds, Series 2020 0.650% due 07/01/2040	1,000	1,000
		13,449
CONNECTICUT 5.0%
Bridgeport, Connecticut General Obligation Notes, Series 2017
5.000% due 11/01/2021	650	684
5.000% due 08/15/2023	500	551
Connecticut Special Tax Revenue State Special Tax Notes, Series 2020
5.000% due 05/01/2023	675	756
5.000% due 05/01/2025	350	422
Connecticut Special Tax State Revenue Notes, Series 2018 5.000% due 10/01/2025	1,000	1,221
Connecticut State General Obligation Bonds, Series 2013 1.070% (MUNIPSA + 0.950%) due 03/01/2024 ~	1,020	1,030
Connecticut State General Obligation Notes, Series 2014 5.000% due 11/15/2022	250	275
Connecticut State General Obligation Notes, Series 2015 5.000% due 08/01/2025	350	423
Connecticut State General Obligation Notes, Series 2020
4.000% due 06/01/2023	425	467
5.000% due 01/15/2025	350	415

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 1999 2.000% due 07/01/2033	1,000	1,025
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2011 5.000% due 07/01/2041	1,250	1,295
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2014 1.100% due 07/01/2048	500	509
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 07/01/2057	2,280	2,535
Metropolitan District, Connecticut General Obligation Notes, Series 2018 5.000% due 07/15/2023	500	561
		12,169
DELAWARE 0.3%
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.050% due 01/01/2031	750	756
DISTRICT OF COLUMBIA 0.6%
District of Columbia Revenue Notes, Series 2016 5.000% due 04/01/2022	500	536
Washington Metropolitan Area Transit Authority, District of Columbia Revenue Notes, Series 2020 5.000% due 07/15/2026	655	822
		1,358
FLORIDA 4.2%
Central Florida Expressway Authority Revenue Notes, Series 2018 5.000% due 07/01/2023	700	787
Citizens Property Insurance, Inc., Florida Revenue Notes, Series 2012 5.000% due 06/01/2021	280	289
Florida Municipal Power Agency Revenue Notes, Series 2016 5.000% due 10/01/2020	250	250
Florida Municipal Power Agency Revenue Notes, Series 2019
5.000% due 10/01/2025	250	302
5.000% due 10/01/2026	470	582
Florida State General Obligation Notes, Series 2015 5.000% due 06/01/2022	750	810
Jacksonville, Florida Revenue Notes, Series 2012 5.000% due 10/01/2021	915	958
JEA Electric System, Florida Revenue Notes, Series 2017 5.000% due 10/01/2024	1,030	1,224
Lee Memorial Health System, Florida Revenue Bonds, Series 2019 5.000% due 04/01/2033	1,000	1,161
Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2015
5.000% due 10/01/2020	650	650
5.000% due 10/01/2024	710	844
Miami-Dade Seaport Department, Florida Revenue Notes, Series 2013 5.000% due 10/01/2023	550	617
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020 1.258% due 07/01/2025	1,500	1,524
Tampa, Florida Revenue Notes, Series 2020 5.000% due 07/01/2022	175	188
		10,186
GEORGIA 1.5%
Burke County, Georgia Development Authority Revenue Bonds, Series 2008 2.925% due 11/01/2048	500	534
Burke County, Georgia Development Authority Revenue Bonds, Series 2012 1.700% due 12/01/2049	500	515
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 3.000% due 11/01/2045	1,000	1,044
Cobb County, Georgia Kennestone Hospital Authority Revenue Notes, Series 2020 5.000% due 04/01/2026	300	366
Main Street Natural Gas Inc., Georgia Revenue Bonds, Series 2018 0.934% (0.67*US0001M + 0.830%) due 08/01/2048 ~	500	500
Main Street Natural Gas Inc., Georgia Revenue Notes, Series 2019 5.000% due 05/15/2022	600	641
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 4.000% due 03/01/2050	50	58
		3,658
IDAHO 0.6%
Idaho Health Facilities Authority Revenue Bonds, Series 2013 0.230% due 12/01/2048	1,500	1,500
ILLINOIS 6.3%
Chicago Transit Authority, Illinois Revenue Notes, Series 2020 1.838% due 12/01/2023	1,500	1,525
Chicago, Illinois General Obligation Bonds, Series 2003 5.000% due 01/01/2022	1,000	1,029

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

Chicago, Illinois General Obligation Bonds, Series 2012 5.000% due 01/01/2023	1,000	1,024
Illinois Finance Authority Revenue Bonds, Series 2020 0.700% due 05/01/2040	1,100	1,099
Illinois Finance Authority Revenue Notes, Series 2015 5.000% due 11/15/2020	540	543
Illinois Finance Authority Revenue Notes, Series 2020 5.000% due 08/15/2026	250	312
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	510	539
Illinois State General Obligation Notes, Series 2016 5.000% due 06/01/2022	750	783
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2022	2,000	2,083
Illinois State General Obligation Notes, Series 2020 5.125% due 05/01/2022	750	783
Illinois State Revenue Notes, Series 2013 5.000% due 06/15/2023	750	813
Illinois State Revenue Notes, Series 2016 5.000% due 06/15/2022	1,000	1,056
Illinois State Toll Highway Authority Revenue Notes, Series 2014 5.000% due 12/01/2020	250	252
Illinois State Toll Highway Authority Revenue Notes, Series 2019
5.000% due 01/01/2025	500	590
5.000% due 01/01/2026	375	455
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010 5.250% due 06/01/2021	2,000	2,063
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017 5.000% due 06/01/2023	350	390
		15,339
INDIANA 2.0%
Indiana Finance Authority Revenue Bonds, Series 2011 1.650% due 03/01/2027	650	661
Indianapolis, Indiana Revenue Notes, Series 2019 1.400% due 09/01/2022	2,500	2,524
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	750	822
Whiting, Indiana Revenue Bonds, Series 2009 5.250% due 01/01/2021	750	759
		4,766
IOWA 0.3%
PEFA Inc, Iowa Revenue Bonds, Series 2019 5.000% due 09/01/2049	650	789
KANSAS 1.0%
Kansas Department of Transportation State Revenue Bonds, Series 2004 0.609% (0.7*US0001M + 0.500%) due 09/01/2024 ~	2,500	2,505
KENTUCKY 0.9%
Kentucky Public Energy Authority Revenue Bonds, Series 2020 4.000% due 12/01/2050	500	579
Louisville & Jefferson County, Kentucky Metropolitan Government Revenue Bonds, Series 2007 1.650% due 06/01/2033	500	503
Louisville & Jefferson County, Kentucky Metropolitan Sewer District Revenue Notes, Series 2016 5.000% due 05/15/2021	1,000	1,030
		2,112
LOUISIANA 1.3%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2020 0.875% due 02/01/2046	1,700	1,687
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.100% due 06/01/2037	300	302
2.125% due 06/01/2037	1,300	1,310
		3,299
MARYLAND 1.7%
Baltimore County, Maryland General Obligation Notes, Series 2018 5.000% due 03/01/2025	1,500	1,814
Maryland Department of Transportation State Revenue Bonds, Series 2019 4.000% due 10/01/2032	480	567

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 5.000% due 07/01/2045	1,500	1,766
		4,147
MASSACHUSETTS 4.0%
Commonwealth of Massachusetts General Obligation Bonds, Series 2014 1.700% due 08/01/2043	1,150	1,179
Commonwealth of Massachusetts General Obligation Bonds, Series 2020 5.000% due 06/01/2044	2,000	2,251
Massachusetts Development Finance Agency Revenue Bonds, Series 2017 0.620% (MUNIPSA + 0.500%) due 07/01/2038 ~	1,000	999
Massachusetts Development Finance Agency Revenue Notes, Series 2018 5.000% due 07/01/2021	575	594
Massachusetts Development Finance Agency Revenue Notes, Series 2020 5.000% due 10/01/2022	2,400	2,628
Massachusetts School Building Authority Revenue Bonds, Series 2015 5.000% due 01/15/2029	750	900
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue Bonds, Series 2019 5.000% due 01/01/2039	1,000	1,100
		9,651
MICHIGAN 2.8%
Michigan Finance Authority Revenue Bonds, Series 2015 0.620% (MUNIPSA) due 10/15/2038 ~	2,250	2,250
Michigan Finance Authority Revenue Notes, Series 2010 5.000% due 12/01/2020	780	786
Michigan State Building Authority Revenue Bonds, Series 2020 0.250% due 10/15/2042	1,000	1,000
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 4.000% due 11/15/2047	1,500	1,662
University of Michigan Revenue Notes, Series 2020 5.000% due 04/01/2025	1,000	1,212
		6,910
MINNESOTA 0.9%
Minneapolis, Minnesota Revenue Bonds, Series 2018 0.100% due 11/15/2048	1,900	1,900
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota Revenue Notes, Series 2016 4.000% due 01/01/2021	250	252
		2,152
MISSISSIPPI 0.3%
Warren County, Mississippi Revenue Bonds, Series 2018 2.900% due 09/01/2032	750	795
MISSOURI 0.4%
Columbia, Missouri Water & Electric System Revenue Notes, Series 2019 5.000% due 10/01/2020	1,000	1,000
MONTANA 0.4%
Montana Facility Finance Authority Revenue Bonds, Series 2018 0.670% (MUNIPSA + 0.550%) due 08/15/2037 ~	945	945
NEBRASKA 1.3%
Douglas County, Nebraska Hospital Authority No 2 Revenue Bonds, Series 2020 5.000% due 11/15/2053	1,000	1,200
Lincoln, Nebraska Electric System Revenue Notes, Series 2012 5.000% due 09/01/2021	485	507
Public Power Generation Agency, Nebraska Revenue Notes, Series 2015 5.000% due 01/01/2021	1,340	1,355
		3,062
NEVADA 0.8%
Clark County, Nevada Revenue Bonds, Series 2017 1.650% due 01/01/2036	850	858
Clark County, Nevada School District General Obligation Notes, (AGM Insured), Series 2020 3.000% due 06/15/2023	500	532
Washoe County, Nevada Revenue Bonds, Series 2016 1.850% due 03/01/2036	500	510
		1,900
NEW HAMPSHIRE 1.4%
New Hampshire Health and Education Facilities Authority Act Revenue Bonds, Series 2005 0.110% due 07/01/2033	3,500	3,500

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

NEW JERSEY 1.4%
New Jersey Economic Development Authority Revenue Notes, Series 2020 1.000% due 06/01/2023	450	451
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 07/01/2042	900	1,077
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM/CR Insured), Series 2006 5.250% due 12/15/2020	350	354
Newark, New Jersey General Obligation Notes, Series 2020 5.000% due 10/01/2022	750	812
Tobacco Settlement Financing Corp., New Jersey Revenue Notes, Series 2018 5.000% due 06/01/2022	750	803
		3,497
NEW MEXICO 1.3%
Farmington, New Mexico Revenue Bonds, Series 2010 1.100% due 06/01/2040	2,000	2,011
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2019 5.000% due 11/01/2039	1,000	1,190
		3,201
NEW YORK 8.6%
Long Island Power Authority, New York Revenue Notes, Series 2015 5.000% due 09/01/2021	140	146
Long Island Power Authority, New York Revenue Notes, Series 2019 5.000% due 09/01/2028	1,000	1,314
Long Island Power Authority, New York Revenue Notes, Series 2020 5.000% due 09/01/2024	625	740
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013 0.924% (0.67* US0001M + 0.820%) due 11/01/2026 ~	500	485
Metropolitan Transportation Authority, New York Revenue Notes, Series 2014 5.000% due 11/15/2020	770	772
Metropolitan Transportation Authority, New York Revenue Notes, Series 2017 5.000% due 11/15/2024	1,000	1,060
Metropolitan Transportation Authority, New York Revenue Notes, Series 2019 5.000% due 09/01/2022	750	775
Nassau County, New York General Obligation Notes, Series 2010 5.000% due 10/01/2020	500	500
New York City Housing Development Corp. Revenue Bonds, Series 2018 2.750% due 05/01/2050	750	784
New York City Housing Development Corp. Revenue Bonds, Series 2019 1.750% due 05/01/2059	750	760
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2019 5.000% due 11/01/2020	500	502
New York City Water & Sewer System, New York Revenue Bonds, Series 2014 0.120% due 06/15/2050	4,000	4,000
New York City, General Obligation Bonds, Series 2015 0.120% due 06/01/2044	2,000	2,000
New York City, New York Industrial Development Agency Revenue Notes, (AGM Insured), Series 2020 5.000% due 03/01/2029 (a)	750	959
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2002 5.000% due 11/01/2022	1,250	1,373
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Notes, Series 2020 5.000% due 11/01/2021	1,000	1,052
New York Power Authority Revenue Bonds, Series 2011 5.000% due 11/15/2022	360	397
New York State Energy Research & Development Authority Revenue Bonds, Series 2004 2.625% due 04/01/2034	1,045	1,077
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2018 0.554% (SOFRRATE) due 11/15/2038 ~	1,700	1,700
TSASC, Inc., New York Revenue Notes, Series 2017 5.000% due 06/01/2021	500	513
		20,909
NORTH CAROLINA 0.9%
University of North Carolina at Chapel Hill Revenue Bonds, Series 2012 0.504% (0.67*US0001M + 0.400%) due 12/01/2041 ~	1,000	1,000
Wake County, North Carolina General Obligation Notes, Series 2018 5.000% due 03/01/2024	1,025	1,194
		2,194
OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2018 2.250% due 02/15/2048	500	503
Butler County, Ohio Revenue Notes, Series 2017 4.000% due 11/15/2023	500	552

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

Ohio Water Development Authority Revenue Notes, Series 2013 5.000% due 06/01/2021	130	134
		1,189
OREGON 0.4%
Oregon State Facilities Authority Revenue Notes, Series 2020 5.000% due 10/01/2026	145	176
Salem-Keizer School District No 24J, Oregon General Obligation Notes, Series 2020
0.000% due 06/15/2025 (d)	275	322
0.000% due 06/15/2026 (d)	350	422
		920
PENNSYLVANIA 7.3%
Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2020 5.000% due 02/01/2040	2,000	2,223
Bethlehem Area School District, Pennsylvania Revenue Bonds, Series 2017 0.596% (0.7*US0001M + 0.490%) due 01/01/2030 ~	745	740
Commonwealth of Pennsylvania General Obligation Notes, Series 2020 5.000% due 05/01/2022	1,300	1,398
Hospitals & Higher Education Facilities Authority of Philadelphia, Pennsylvania Revenue Bonds, Series 2002 0.080% due 07/01/2025	5,100	5,100
Lehigh County, Pennsylvania Revenue Notes, Series 2019 5.000% due 07/01/2025	530	634
Luzerne County, Pennsylvania General Obligation Notes, (AGM Insured), Series 2017 5.000% due 12/15/2022	500	549
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2018 0.840% (MUNIPSA + 0.720%) due 09/01/2051 ~	500	500
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018 1.149% (0.7*US0001M + 1.040%) due 08/15/2048 ~	750	748
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2008 0.400% due 10/01/2023	1,520	1,521
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009 2.800% due 12/01/2033	1,000	1,029
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	500	548
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2020
3.000% due 01/01/2023	750	781
3.000% due 01/01/2025	1,020	1,092
Pennsylvania Turnpike Commission Revenue Notes, Series 2018 0.720% (MUNIPSA + 0.600%) due 12/01/2023 ~	1,000	1,005
		17,868
PUERTO RICO 1.0%
Puerto Rico Housing Finance Authority Revenue Notes, Series 2020 5.000% due 12/01/2027 (a)	2,000	2,516
SOUTH CAROLINA 1.0%
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2018 0.960% (US0001M) due 10/01/2048 ~	1,000	1,002
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020 5.000% due 12/01/2048	1,250	1,493
		2,495
TENNESSEE 0.9%
Greeneville Health & Educational Facilities Board, Tennessee Revenue Notes, Series 2018 5.000% due 07/01/2023	600	663
Memphis, Tennessee Water Revenue Notes, Series 2020
4.000% due 12/01/2021	500	523
4.000% due 12/01/2022	400	433
Tennergy Corp., Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	500	583
		2,202
TEXAS 7.9%
Alvin Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2014 0.450% due 02/15/2036	1,000	999
El Paso Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2020 5.000% due 08/15/2024	400	473
Fort Bend Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.950% due 08/01/2049	630	649
Garland, Texas Electric Utility System Revenue Notes, Series 2019 5.000% due 03/01/2025	500	597
Goose Creek Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 3.000% due 10/01/2049	1,000	1,000
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2020 5.000% due 06/01/2032	1,155	1,356
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2019 5.000% due 12/01/2024	350	412

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

Houston Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012 2.400% due 06/01/2030	1,000	1,014
Houston Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2014 4.000% due 06/01/2039	1,500	1,641
Lower Colorado River Authority, Texas Revenue Notes, Series 2020 5.000% due 05/15/2022	1,000	1,077
North Texas Tollway Authority Revenue Notes, Series 2014 5.000% due 01/01/2022	720	762
North Texas Tollway Authority Revenue Notes, Series 2016 5.000% due 01/01/2021	385	390
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 2.750% due 08/01/2048	750	796
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.600% due 08/01/2049	745	774
Pasadena Texas General Obligation Bonds, (PSF Insured), Series 2015 1.500% due 02/15/2044	750	778
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2018 2.750% due 02/01/2048	500	525
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2019 1.750% due 12/01/2045	750	781
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Notes, Series 2012 5.000% due 12/15/2022	1,000	1,092
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	275	324
Texas Municipal Gas Acquisition and Supply Corp. I Revenue Bonds, Series 2006 1.618% (US0003M) due 12/15/2026 ~	1,000	965
Texas Water Development Board Revenue Notes, Series 2018 5.000% due 10/15/2024	500	595
Wylie Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2020 0.000% due 08/15/2021 (c)	2,300	2,296
		19,296
UTAH 0.2%
Utah County, Utah Revenue Bonds, Series 2018 5.000% due 05/15/2057	500	575
VIRGINIA 0.5%
Wise County, Virginia Industrial Development Authority Revenue Bonds, Series 2010 1.200% due 11/01/2040	1,150	1,170
WASHINGTON 2.9%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2015 0.570% (MUNIPSA + 0.450%) due 11/01/2045 ~	750	752
Energy Northwest, Washington Revenue Notes, Series 2020 5.000% due 07/01/2027	750	970
King County, Washington Sewer Revenue Bonds, Series 2012 2.600% due 01/01/2043	750	756
Port of Seattle, Washington Revenue Notes, Series 2015 5.000% due 03/01/2023	1,000	1,103
Port of Tacoma, Washington General Obligation Notes, Series 2016 4.000% due 12/01/2022	440	477
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2018 0.610% (MUNIPSA + 0.490%) due 11/01/2046 ~	675	677
Washington Health Care Facilities Authority Revenue Bonds, Series 2017 1.170% (MUNIPSA + 1.050%) due 01/01/2042 ~	1,000	1,010
Washington Health Care Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/01/2049	870	982
Washington Higher Education Facilities Authority Revenue Notes, Series 2020 5.000% due 05/01/2023	250	274
		7,001
WEST VIRGINIA 0.6%
West Virginia Economic Development Authority Revenue Bonds, Series 2009 2.625% due 12/01/2042	1,000	1,029
West Virginia University Revenue Notes, Series 2011 5.000% due 10/01/2020	500	500
		1,529
WISCONSIN 0.6%
Public Finance Authority, Wisconsin Revenue Notes, Series 2020 5.000% due 06/01/2022 (a)	625	672

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 04/01/2022	650	695
		1,367
Total Municipal Bonds & Notes (Cost $197,986)		201,533
U.S. TREASURY OBLIGATIONS 0.7%
U.S. Treasury Notes
1.500% due 01/15/2023	600	619
1.500% due 11/30/2024	1,100	1,158
Total U.S. Treasury Obligations (Cost $1,708)		1,777
SHORT-TERM INSTRUMENTS 20.3%
SHORT-TERM NOTES 5.8%
Borough of Ship Bottom, New Jersey General Obligation Notes, Series 2020 1.250% due 09/24/2021	2,300	2,323
Copiague Union Free School District 2.000% due 06/24/2021 (a)	2,400	2,428
Los Angeles, California Revenue Notes, Series 2020 4.000% due 06/24/2021	1,750	1,799
Nassau County, New York General Obligation Notes, Series 2020 4.000% due 12/21/2020	1,500	1,512
Rochester, New York General Obligation Notes, Series 2020 2.000% due 08/04/2021	1,800	1,822
Syracuse, New York General Obligation Notes, Series 2020 2.000% due 07/30/2021	2,000	2,028
Texas State Revenue Notes, Series 2020 4.000% due 08/26/2021	2,150	2,224
		14,136
U.S. TREASURY BILLS 10.5%
0.105% due 10/22/2020 - 01/21/2021 (b)(c)	25,600	25,597
MUNICIPAL BONDS & NOTES 4.0%
Erie County, New York General Obligation Notes, Series 2020 3.000% due 06/24/2021	1,000	1,019
Fredonia Central School District, New York General Obligation Notes, Series 2020 1.250% due 06/17/2021	1,600	1,609
General Brown Central School District, New York General Obligation Notes, Series 2020 1.250% due 06/25/2021	1,500	1,510
New York State Dormitory Authority Revenue Notes, Series 2020 5.000% due 03/31/2021	3,200	3,277
Suffolk County, New York General Obligation Notes, Series 2020 5.000% due 03/19/2021	600	611
Worcester, Massachusetts General Obligation Notes, Series 2020 2.000% due 02/16/2021	1,750	1,762
Total Municipal Bonds & Notes (Cost $9,768)		9,788
Total Short-Term Instruments (Cost $49,496)		49,521
Total Investments in Securities (Cost $249,190)		252,831
Total Investments 103.7% (Cost $249,190)		$252,831
Other Assets and Liabilities, net (3.7)%		(9,049)
Net Assets 100.0%		$243,782

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)				When-issued security.
(b)				Coupon represents a weighted average yield to maturity.
(c)				Zero coupon security.
(d)				Security becomes interest bearing at a future date.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$5,982	$0	$5,982
Arizona	0	1,674	0	1,674
California	0	13,449	0	13,449
Connecticut	0	12,169	0	12,169
Delaware	0	756	0	756
District of Columbia	0	1,358	0	1,358
Florida	0	10,186	0	10,186
Georgia	0	3,658	0	3,658
Idaho	0	1,500	0	1,500
Illinois	0	15,339	0	15,339
Indiana	0	4,766	0	4,766
Iowa	0	789	0	789
Kansas	0	2,505	0	2,505
Kentucky	0	2,112	0	2,112
Louisiana	0	3,299	0	3,299
Maryland	0	4,147	0	4,147
Massachusetts	0	9,651	0	9,651
Michigan	0	6,910	0	6,910
Minnesota	0	2,152	0	2,152
Mississippi	0	795	0	795
Missouri	0	1,000	0	1,000
Montana	0	945	0	945
Nebraska	0	3,062	0	3,062
Nevada	0	1,900	0	1,900
New Hampshire	0	3,500	0	3,500
New Jersey	0	3,497	0	3,497
New Mexico	0	3,201	0	3,201
New York	0	20,909	0	20,909
North Carolina	0	2,194	0	2,194
Ohio	0	1,189	0	1,189
Oregon	0	920	0	920
Pennsylvania	0	17,868	0	17,868
Puerto Rico	0	2,516	0	2,516
South Carolina	0	2,495	0	2,495
Tennessee	0	2,202	0	2,202
Texas	0	19,296	0	19,296
Utah	0	575	0	575
Virginia	0	1,170	0	1,170
Washington	0	7,001	0	7,001
West Virginia	0	1,529	0	1,529
Wisconsin	0	1,367	0	1,367
U.S. Treasury Obligations	0	1,777	0	1,777
Short-Term Instruments
Short-Term Notes	0	14,136	0	14,136
U.S. Treasury Bills	0	25,597	0	25,597
Municipal Bonds & Notes	0	9,788	0	9,788
Total Investments	$0	$252,831	$0	$252,831

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities attributable to that Fund, by the total number of shares outstanding.

On each day that the NYSE Arca, Inc. (“NYSE Arca”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds' approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the "Manager") to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Manager the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of a Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in each Fund's prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Manager that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value

Notes to Financial Statements (Cont.)

hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Security may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Funds' tax positions for all open tax years. As of September 30, 2020, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

Each Fund eligible to participate in securities lending may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund under the Securities Lending Agreement. PIMCO Government Money Market Fund is considered to be affiliated with the Funds. A copy of each affiliate fund’s shareholder report is available at the SEC’s website at www.sec.gov, on the Funds’ website at http://www.pimco.com, or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated Fund for the period ended September 30, 2020 (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Fund Name	Market Value 06/30/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$28,120	$49,126	$(61,645)	$0	$0	$15,601	$0	$0
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	515	25,255	(14,941)	0	0	10,829	0	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GST	Goldman Sachs International	NOM	Nomura Securities International Inc.
BOS	BofA Securities, Inc.	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank, London
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SSB	State Street Bank and Trust Co.
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	TDL	Toronto Dominion Bank London
CBK	Citibank N.A.	JPS	J.P. Morgan Securities LLC	TDM	TD Securities (USA) LLC
FAR	Wells Fargo Bank National Association	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank
FICC	Fixed Income Clearing Corporation	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford
GLM	Goldman Sachs Bank USA

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	JPY	Japanese Yen
CAD	Canadian Dollar	GBP	British Pound	USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	US0003M	3 Month USD Swap Rate
CDX.IG	Credit Derivatives Index - Investment Grade	SOFRRATE	Secured Overnight Financing Rate	US0012M	12 Month USD Swap Rate
LIBOR03M	3 Month USD-LIBOR	US0001M	1 Month USD Swap Rate

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	PSF	Public School Fund
BAM	Build America Murual Assurance	NPFGC	National Public Finance Guarantee Corp.	Q-SBLF	Qualified School Bond Loan Fund

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	TBA	To-Be-Announced
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
BABs	Build America Bonds	NCUA	National Credit Union Administration	TBD%	Interest rate to be determined when loan settles or at the time of funding
CLO	Collateralized Loan Obligation	REMIC	Real Estate Mortgage Investment Conduit